UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Global Equity Research Fund*

Growth Leaders Fund

International Dividend Income Fund

International Equity Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2018

*Formerly Global Core Equity Fund

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

19	Alpha Strategy Fund

20	Fundamental Equity Fund

23	Global Equity Research Fund

29	Growth Leaders Fund

32	International Dividend Income Fund

38	International Equity Fund

45	International Opportunities Fund

51	Value Opportunities Fund

56	Statements of Assets and Liabilities

60	Statements of Operations

62	Statements of Changes in Net Assets

68	Financial Highlights

98	Notes to Financial Statements

129	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Research Fund, Lord Abbett Growth Leaders Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Value Opportunities Fund
Semiannual Report

For the six-month period ended April 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 through April 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/17 – 4/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
			11/1/17 –
	11/1/17	4/30/18	4/30/18
Class A
Actual	$1,000.00	$1,045.80	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class C
Actual	$1,000.00	$1,041.80	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class F
Actual	$1,000.00	$1,046.70	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.40
Class F3
Actual	$1,000.00	$1,047.40	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.45
Class I
Actual	$1,000.00	$1,047.50	$0.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R2
Actual	$1,000.00	$1,044.30	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$1,044.70	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R4
Actual	$1,000.00	$1,045.90	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class R5
Actual	$1,000.00	$1,047.10	$0.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R6
Actual	$1,000.00	$1,047.80	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.18% for Class C, 0.28% for Class F, 0.09% for Class F3, 0.18% for Class I, 0.78% for Class R2, 0.68% for Class R3, 0.43% for Class R4, 0.18% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2018

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.07%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.65%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.14%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.12%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.00%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.02%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A
Actual	$1,000.00	$1,015.80	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class C
Actual	$1,000.00	$1,012.10	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$1,016.80	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class F3
Actual	$1,000.00	$1,018.00	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.06
Class I
Actual	$1,000.00	$1,017.10	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class P
Actual	$1,000.00	$1,014.40	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R2
Actual	$1,000.00	$1,014.00	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.56
Class R3
Actual	$1,000.00	$1,014.20	$6.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4
Actual	$1,000.00	$1,016.00	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5
Actual	$1,000.00	$1,017.20	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R6
Actual	$1,000.00	$1,018.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.61% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.62% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	5.61%
Consumer Staples	7.30%
Energy	12.33%
Financials	25.47%
Health Care	13.77%
Industrials	9.23%
Information Technology	11.22%
Materials	2.60%
Real Estate	2.57%
Telecommunication Services	2.11%
Utilities	4.98%
Repurchase Agreement	2.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Equity Research Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A*
Actual	$1,000.00	$1,049.80	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21
Class C*
Actual	$1,000.00	$1,046.00	$9.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F*
Actual	$1,000.00	$1,050.10	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class F3*
Actual	$1,000.00	$1,052.10	$3.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.71
Class I*
Actual	$1,000.00	$1,051.00	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class R2*
Actual	$1,000.00	$1,048.20	$7.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class R3*
Actual	$1,000.00	$1,049.10	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.46
Class R4*
Actual	$1,000.00	$1,050.50	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5*
Actual	$1,000.00	$1,051.00	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class R6*
Actual	$1,000.00	$1,051.20	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.04% for Class A, 1.78% for Class C, 0.89% for Class F, 0.74% for Class F3, 0.79% for Class I, 1.39% for Class R2, 1.29% for Class R3, 1.03% for Class R4, 0.79% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.63% for Class F3, 0.65% for Class I, 1.25% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.63% for Class R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.57	$4.50
Class C	$8.37	$8.21
Class F	$3.81	$3.75
Class F3	$3.21	$3.15
Class I	$3.31	$3.25
Class R2	$6.35	$6.24
Class R3	$5.84	$5.74
Class R4	$4.58	$4.50
Class R5	$3.31	$3.25
Class R6	$3.20	$3.15

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	11.94%
Consumer Staples	8.04%
Energy	6.48%
Financials	23.40%
Health Care	10.39%
Industrials	9.91%
Information Technology	16.80%
Materials	4.80%
Real Estate	2.53%
Telecommunication Services	3.01%
Utilities	2.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A*
Actual	$1,000.00	$1,077.30	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual	$1,000.00	$1,073.60	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,078.70	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class F3
Actual	$1,000.00	$1,079.20	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.01
Class I*
Actual	$1,000.00	$1,079.00	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R2
Actual	$1,000.00	$1,075.70	$6.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class R3
Actual	$1,000.00	$1,076.30	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R4
Actual	$1,000.00	$1,077.70	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R5*
Actual	$1,000.00	$1,079.00	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6
Actual	$1,000.00	$1,079.20	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class T
Actual	$1,000.00	$1,078.00	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$ 4.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.66% for Class F, 0.60% for Class F3, 0.65% for Class I, 1.26% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5, 0.60% for Class R6 and 0.82% for Class T) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.91% for Class A, 0.66% for Class I and Class R5). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.69	$4.56
Class I	$3.40	$3.31
Class R5	$3.40	$3.31

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	16.39%
Consumer Staples	2.45%
Energy	1.82%
Financials	7.99%
Health Care	16.25%
Industrials	12.49%
Information Technology	40.89%
Repurchase Agreement	1.72%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A
Actual	$1,000.00	$1,030.00	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$1,027.70	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$1,030.70	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class F3
Actual	$1,000.00	$1,032.50	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.80	$4.11
Class I
Actual	$1,000.00	$1,031.10	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class R2
Actual	$1,000.00	$1,028.60	$7.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$1,028.00	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R4
Actual	$1,000.00	$1,031.20	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class R5
Actual	$1,000.00	$1,032.50	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class R6
Actual	$1,000.00	$1,032.50	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.91% for Class F, 0.82% for Class F3, 0.81% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.86% for Class R5 and 0.82% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	9.43%
Consumer Staples	5.14%
Energy	10.38%
Financials	36.05%
Health Care	6.08%
Industrials	6.72%
Information Technology	6.05%
Materials	6.30%
Real Estate	3.75%
Telecommunication Services	3.18%
Utilities	5.04%
Repurchase Agreement	1.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A*
Actual	$1,000.00	$1,027.00	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class C*
Actual	$1,000.00	$1,023.10	$9.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.42	$9.44
Class F*
Actual	$1,000.00	$1,027.90	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class F3*
Actual	$1,000.00	$1,029.40	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.71
Class I*
Actual	$1,000.00	$1,028.60	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class P*
Actual	$1,000.00	$1,025.80	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R2*
Actual	$1,000.00	$1,025.40	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class R3*
Actual	$1,000.00	$1,025.60	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R4*
Actual	$1,000.00	$1,027.00	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class R5*
Actual	$1,000.00	$1,028.70	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class R6*
Actual	$1,000.00	$1,028.70	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.14% for Class A, 1.89% for Class C, 0.89% for Class F, 0.74% for Class F3, 0.79% for Class I, 1.34% for Class P, 1.49% for Class R2, 1.38% for Class R3, 1.13% for Class R4, 0.89% for Class R5 and 0.74% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated (1.17% for Class A, 1.92% for Class C, 0.94% for Class F, 0.82% for Class F3, 0.84% for Class I, 1.37% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.82% for Class R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.88	$5.84
Class C	$9.63	$9.55
Class F	$4.73	$4.70
Class F3	$4.13	$4.10
Class I	$4.23	$4.20
Class P	$6.88	$6.83
Class R2	$7.63	$7.57
Class R3	$7.13	$7.08
Class R4	$5.88	$5.84
Class R5	$4.63	$4.60
Class R6	$4.12	$4.10

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	13.92%
Consumer Staples	7.76%
Energy	4.76%
Financials	27.36%
Health Care	5.27%
Industrials	12.53%
Information Technology	12.48%
Materials	8.13%
Real Estate	2.06%
Telecommunication Services	1.42%
Utilities	1.29%
Repurchase Agreement	3.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A
Actual	$1,000.00	$1,012.40	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class C
Actual	$1,000.00	$1,008.60	$9.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.22	$9.64
Class F
Actual	$1,000.00	$1,013.00	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class F3
Actual	$1,000.00	$1,013.70	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.36
Class I
Actual	$1,000.00	$1,013.70	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class P
Actual	$1,000.00	$ 1,011.30	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R2
Actual	$1,000.00	$1,010.60	$7.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.65
Class R3
Actual	$1,000.00	$1,011.30	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.15
Class R4
Actual	$1,000.00	$1,012.20	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R5
Actual	$1,000.00	$1,013.70	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class R6
Actual	$1,000.00	$1,013.70	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.93% for Class C, 1.03% for Class F, 0.87% for Class F3, 0.93% for Class I, 1.38% for Class P, 1.53% for Class R2, 1.43% for Class R3, 1.18% for Class R4, 0.93% for Class R5 and 0.87% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	19.63%
Consumer Staples	4.97%
Energy	2.48%
Financials	15.79%
Health Care	6.72%
Industrials	18.99%
Information Technology	7.38%
Materials	10.76%
Real Estate	7.70%
Telecommunication Services	0.44%
Utilities	1.54%
Repurchase Agreement	3.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A
Actual	$1,000.00	$ 994.60	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class C
Actual	$1,000.00	$ 990.60	$9.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.47	$9.39
Class F
Actual	$1,000.00	$ 995.60	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class F3
Actual	$1,000.00	$ 996.40	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$3.91
Class I
Actual	$1,000.00	$ 995.90	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class P
Actual	$1,000.00	$ 994.00	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R2
Actual	$1,000.00	$ 993.40	$7.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.46	$7.40
Class R3
Actual	$1,000.00	$ 993.40	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R4
Actual	$1,000.00	$ 994.40	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class R5
Actual	$1,000.00	$ 996.40	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class R6
Actual	$1,000.00	$ 996.90	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class T
Actual	$1,000.00	$ 995.70	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.13% for Class A, 1.88% for Class C, 0.98% for Class F, 0.78% for Class F3, 0.88% for Class I, 1.33% for Class P, 1.48% for Class R2, 1.38% for Class R3, 1.13% for Class R4, 0.88% for Class R5, 0.78% for Class R6 and 1.00% for Class T) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	10.44%
Consumer Staples	2.25%
Energy	3.80%
Financials	16.37%
Health Care	13.60%
Industrials	13.04%
Information Technology	18.62%
Materials	10.52%
Real Estate	3.02%
Telecommunication Services	1.28%
Utilities	4.84%
Repurchase Agreement	2.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.06%
Lord Abbett Developing Growth Fund, Inc. – Class I*(b)	7,439,021	$217,517
Lord Abbett Securities Trust – International Opportunities Fund – Class I(c)	10,248,993	212,974
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(c)	5,768,955	109,841
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I*(c)	3,476,597	109,617
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I(c)	8,991,595	216,698
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(c)	10,733,866	216,931
Total Investments in Underlying Funds (cost $1,005,668,280)		1,083,578
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $705,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $692,138; proceeds: $677,652 (cost $677,638)	$678	$678
Total Investments in Securities 100.12% (cost $1,006,345,918)		1,084,256
Liabilities in Excess of Other Assets (0.12)%		(1,276)
Net Assets 100.00%		$1,082,980

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,083,578	$–	$–	$1,083,578
Repurchase Agreement	–	678	–	678
Total	$1,083,578	$678	$–	$1,084,256

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.55%

Aerospace & Defense 2.87%
Boeing Co. (The)	35,231	$11,752
General Dynamics Corp.	208,855	42,044
Northrop Grumman Corp.	47,379	15,258
Total		69,054

Airlines 0.74%
Delta Air Lines, Inc.	342,548	17,888

Banks 15.50%
Bank of America Corp.	3,306,860	98,941
Citizens Financial Group, Inc.	1,306,274	54,197
Comerica, Inc.	395,634	37,419
East West Bancorp, Inc.	341,533	22,753
JPMorgan Chase & Co.	992,643	107,980
Signature Bank*	256,751	32,646
Webster Financial Corp.	315,604	18,996
Total		372,932

Beverages 1.86%
Coca-Cola Co. (The)	701,830	30,326
PepsiCo, Inc.	143,000	14,434
Total		44,760

Biotechnology 0.72%
Gilead Sciences, Inc.	238,753	17,245

Capital Markets 3.99%
Goldman Sachs Group, Inc. (The)	227,016	54,105
State Street Corp.	419,790	41,886
Total		95,991

Chemicals 2.58%
DowDuPont, Inc.	982,932	62,161

Communications Equipment 3.31%
Cisco Systems, Inc.	1,794,848	79,494
Investments	Shares	Fair Value (000)
Consumer Finance 1.55%
Discover Financial Services	522,913	$37,258

Diversified Telecommunication Services 2.10%
AT&T, Inc.	1,543,182	50,462

Electric: Utilities 4.94%
Duke Energy Corp.	679,722	54,486
NextEra Energy, Inc.	392,751	64,376
Total		118,862

Electrical Equipment 1.69%
AMETEK, Inc.	583,426	40,723

Electronic Equipment, Instruments & Components 1.01%
Corning, Inc.	895,669	24,201

Energy Equipment & Services 0.93%
Halliburton Co.	420,791	22,298

Equity Real Estate Investment Trusts 2.56%
Boston Properties, Inc.	151,166	18,353
Prologis, Inc.	664,773	43,150
Total		61,503

Food & Staples Retailing 2.30%
Walmart, Inc.	624,682	55,259

Food Products 1.67%
Mondelez International, Inc. Class A	1,014,753	40,083

Health Care Equipment & Supplies 5.49%
Abbott Laboratories	1,059,200	61,571
Baxter International, Inc.	664,584	46,189
Boston Scientific Corp.*	847,830	24,350
Total		132,110

Health Care Providers & Services 1.83%
UnitedHealth Group, Inc.	186,407	44,067

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2018

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.81%
McDonald’s Corp.	115,218	$19,292
Yum! Brands, Inc.	279,323	24,329
Total		43,621

Household Products 0.25%
Clorox Co. (The)	51,425	6,027

Industrial Conglomerates 2.50%
Honeywell International, Inc.	415,023	60,046

Insurance 4.26%
Chubb Ltd. (Switzerland)(a)	378,721	51,381
Hartford Financial Services Group, Inc. (The)	726,066	39,092
RenaissanceRe Holdings Ltd.	88,424	12,029
Total		102,502

Internet & Direct Marketing Retail 0.55%
Amazon.com, Inc.*	8,509	13,326

Internet Software & Services 0.50%
Alphabet, Inc. Class A*	11,830	12,050

Media 1.42%
Walt Disney Co. (The)	340,291	34,141

Oil, Gas & Consumable Fuels 11.32%
Chevron Corp.	768,230	96,113
ConocoPhillips	850,400	55,701
Devon Energy Corp.	804,593	29,231
EOG Resources, Inc.	332,636	39,308
Royal Dutch Shell plc Class A ADR	742,372	51,892
Total		272,245

Personal Products 0.76%
Unilever NV Registered Shares (United Kingdom)(a)	321,767	18,379
Investments	Shares	Fair Value (000)
Pharmaceuticals 5.64%
Johnson & Johnson	613,603	$77,615
Merck & Co., Inc.	204,449	12,036
Novartis AG ADR	599,623	45,985
Total		135,636

Road & Rail 1.36%
CSX Corp.	551,390	32,747

Semiconductors & Semiconductor Equipment 3.27%
Intel Corp.	1,521,878	78,559

Software 3.07%
Microsoft Corp.	476,800	44,590
Oracle Corp.	640,910	29,271
Total		73,861

Specialty Retail 1.79%
Home Depot, Inc. (The)	97,442	18,007
Lowe’s Cos., Inc.	217,113	17,897
O’Reilly Automotive, Inc.*	27,684	7,089
Total		42,993

Tobacco 0.41%
Philip Morris International, Inc.	121,662	9,976
Total Common Stocks (cost $1,941,378,596)		2,322,460

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.79%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $41,735,000 of U.S. Treasury Note at 1.125% due 8/31/2021 and $29,010,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $68,373,057; proceeds: $67,032,425 (cost $67,031,047)	$67,031	$67,031
Total Investments in Securities 99.34% (cost $2,008,409,643)		2,389,491
Other Assets in Excess of Liabilities 0.66%		15,819
Net Assets 100.00%		$2,405,310

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,322,460	$–	$–	$2,322,460
Repurchase Agreement	–	67,031	–	67,031
Total	$2,322,460	$67,031	$–	$2,389,491

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.52%

Australia 1.00%

Beverages
Coca-Cola Amatil Ltd.	3,356	$23
Treasury Wine Estates Ltd.	2,518	36
Total Australia		59

Austria 0.79%

Banks
Erste Group Bank AG*	961	47

Belgium 0.24%

Beverages
Anheuser-Busch InBev SA	141	14

Brazil 0.45%

Real Estate Management & Development
BR Properties SA	10,459	27

Canada 0.98%

Metals & Mining 0.59%
Lundin Mining Corp.	5,204	35

Oil, Gas & Consumable Fuels 0.39%
Seven Generations Energy Ltd. Class A*	1,619	23
Total Canada		58

China 2.63%

Hotels, Restaurants & Leisure 0.69%
Yum China Holdings, Inc.	961	41

Internet Software & Services 1.94%
Alibaba Group Holding Ltd. ADR*	251	45
Ping An Healthcare & Technology Co., Ltd.	1,000	7
Tencent Holdings Ltd.	1,290	63
		115
Total China		156
Investments	Shares	U.S. $ Fair Value (000)
Denmark 0.74%

Biotechnology
Ascendis Pharma A/S ADR*	702	$44

France 3.19%

Banks 0.51%
BNP Paribas SA	389	30

Beverages 0.51%
Remy Cointreau SA	216	30

Construction & Engineering 0.70%
Vinci SA	415	42

Electrical Equipment 0.68%
Legrand SA	518	40

Textiles, Apparel & Luxury Goods 0.79%
LVMH Moet Hennessy Louis Vuitton SE	136	47
Total France		189

Germany 3.21%

Health Care Equipment & Supplies 0.39%
Siemens Healthineers AG*†	576	23

Hotels, Restaurants & Leisure 0.79%
TUI AG	2,093	47

Real Estate Management & Development 0.74%
Aroundtown SA*	5,461	44

Semiconductors & Semiconductor Equipment 0.46%
Infineon Technologies AG	1,071	27

Textiles, Apparel & Luxury Goods 0.83%
adidas AG	198	49
Total Germany		190

Hong Kong 1.17%

Hotels, Restaurants & Leisure 0.73%
Melco Resorts & Entertainment Ltd. ADR	1,391	43

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Insurance 0.44%
AIA Group Ltd.	2,906	$26
Total Hong Kong		69

Hungary 0.42%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	2,192	25

India 0.89%

Banks
ICICI Bank Ltd. ADR	6,204	53

Ireland 1.76%

Banks 0.93%
Bank of Ireland Group plc	6,141	55

Building Products 0.68%
Allegion plc	522	40

Pharmaceuticals 0.15%
Jazz Pharmaceuticals plc*	56	9
Total Ireland		104

Italy 2.20%

Banks 1.72%
Mediobanca Banca di Credito Finanziario SpA	3,098	37
UniCredit SpA	2,979	65
		102
Textiles, Apparel & Luxury Goods 0.48%
Brunello Cucinelli SpA	851	28
Total Italy		130

Japan 4.80%

Automobiles 0.93%
Toyota Motor Corp.	832	55

Beverages 0.59%
Coca-Cola Bottlers Japan Holdings, Inc.	823	35
Investments	Shares	U.S. $ Fair Value (000)
Machinery 1.00%
Komatsu Ltd.	1,744	$59

Metals & Mining 0.68%
Sumitomo Metal Mining Co. Ltd.	945	40

Software 0.84%
Nintendo Co., Ltd.	118	50

Wireless Telecommunication Services 0.76%
SoftBank Group Corp.	583	45
Total Japan		284

Mexico 1.08%

Banks
Grupo Financiero Banorte SAB de CV	10,228	64

Netherlands 2.63%

Health Care Equipment & Supplies 0.66%
Koninklijke Philips NV	919	39

Insurance 0.74%
ASR Nederland NV	934	44

Oil, Gas & Consumable Fuels 1.23%
Royal Dutch Shell plc B Shares	2,047	73
Total Netherlands		156

Norway 0.71%

Diversified Telecommunication Services
Telenor ASA	1,884	42

Portugal 0.57%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,783	34

South Korea 1.49%

Insurance 0.53%
ING Life Insurance Korea Ltd.†	811	$31

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Technology Hardware, Storage & Peripherals 0.96%
Samsung Electronics Co., Ltd.	23	$57
Total South Korea		88

Spain 0.83%

Banks
Banco Bilbao Vizcaya
Argentaria SA	6,095	49

Switzerland 1.06%

Food Products 0.47%
Nestle SA Registered Shares	363	28

Insurance 0.59%
Swiss Life Holding AG
Registered Shares*	98	35
Total Switzerland		63

United Kingdom 9.26%

Auto Components 0.42%
Aptiv plc	298	25

Banks 0.44%
Royal Bank of Scotland Group plc*	7,076	26

Biotechnology 0.39%
Myovant Sciences Ltd.*	1,097	23

Capital Markets 0.69%
BrightSphere Investment Group plc	2,668	41

Insurance 2.86%
Argo Group International Holdings Ltd.	546	32
Aspen Insurance Holdings Ltd.	309	13
Axis Capital Holdings Ltd.	242	14
Hiscox Ltd.	1,676	34
Lancashire Holdings Ltd.	3,517	29
RenaissanceRe Holdings Ltd.	346	47
		169
Investments	Shares	U.S. $ Fair Value (000)
Machinery 1.44%
Pentair plc	531	$36
Weir Group plc (The)	1,673	49
		85

Multi-Utilities 0.52%
National Grid plc	2,699	31

Personal Products 1.00%
Unilever plc	1,043	59

Tobacco 0.69%
British American Tobacco plc	750	41

Wireless Telecommunication Services 0.81%
Vodafone Group plc	16,431	48
Total United Kingdom		548

United States 55.40%

Aerospace & Defense 2.35%
Boeing Co. (The)	137	46
General Dynamics Corp.	132	27
Lockheed Martin Corp.	110	35
Northrop Grumman Corp.	97	31
		139

Banks 2.90%
Bank of America Corp.	1,337	40
Byline Bancorp, Inc.*	1,323	28
Cadence BanCorp	926	27
First Horizon National Corp.	1,487	27
JPMorgan Chase & Co.	453	50
		172

Beverages 0.56%
Coca-Cola Co. (The)	757	33

Biotechnology 1.64%
AbbVie, Inc.	462	45
Repligen Corp.*	679	25
Vertex Pharmaceuticals, Inc.*	177	27
		97

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Capital Markets 1.08%
E*TRADE Financial Corp.*	771	$47
Victory Capital Holdings, Inc.*	1,526	17
		64

Chemicals 2.08%
Ashland Global Holdings, Inc.	528	35
Axalta Coating Systems Ltd.*	1,423	44
DowDuPont, Inc.	701	44
		123

Commercial Services & Supplies 0.61%
Cintas Corp.	212	36

Containers & Packaging 0.83%
Berry Global Group, Inc.*	453	25
Owens-Illinois, Inc.*	1,203	24
		49

Electric: Utilities 1.28%
FirstEnergy Corp.	1,129	39
Great Plains Energy, Inc.	1,148	37
		76

Electrical Equipment 0.79%
AMETEK, Inc.	668	47

Electronic Equipment, Instruments & Components 1.06%
Corning, Inc.	980	26
Keysight Technologies, Inc.*	715	37
		63

Energy Equipment & Services 0.59%
Halliburton Co.	665	35

Equity Real Estate Investment Trusts 1.27%
Alexandria Real Estate Equities, Inc.	281	35
American Tower Corp.	297	40
		75
Investments	Shares	U.S. $ Fair Value (000)
Exchange-Traded Funds 5.57%
iShares MSCI Emerging Markets ETF	4,953	$232
iShares MSCI Japan ETF	1,611	98
		330

Food & Staples Retailing 0.86%
Sysco Corp.	811	51

Food Products 1.39%
Kraft Heinz Co. (The)	644	36
Mondelez International, Inc. Class A	1,163	46
		82

Health Care Equipment & Supplies 1.18%
Boston Scientific Corp.*	1,348	38
Intuitive Surgical, Inc.*	72	32
		70

Health Care Providers & Services 1.25%
Centene Corp.*	393	43
UnitedHealth Group, Inc.	133	31
		74

Hotels, Restaurants & Leisure 0.66%
Starbucks Corp.	676	39

Household Durables 0.54%
Mohawk Industries, Inc.*	152	32

Information Technology Services 2.24%
Cognizant Technology Solutions Corp. Class A	318	26
Conduent, Inc.*	1,331	26
Euronet Worldwide, Inc.*	332	26
Global Payments, Inc.	195	22
PayPal Holdings, Inc.*	440	33
		133

Insurance 0.22%
Goosehead Insurance, Inc. Class A*	849	13

Internet & Direct Marketing Retail 1.93%
Amazon.com, Inc.*	73	114

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet Software & Services 3.43%
Alphabet, Inc. Class A*	101	$103
Facebook, Inc. Class A*	391	67
IAC/InterActiveCorp.*	204	33
		203

Life Sciences Tools & Services 1.11%
Agilent Technologies, Inc.	411	27
Illumina, Inc.*	161	39
		66

Machinery 0.98%
Flowserve Corp.	572	25
Parker-Hannifin Corp.	197	33
		58

Media 1.40%
Cable One, Inc.	35	22
CBS Corp. Class B	626	31
Live Nation Entertainment, Inc.*	764	30
		83

Metals & Mining 0.51%
Nucor Corp.	483	30

Multi-Utilities 0.83%
Sempra Energy	437	49

Oil, Gas & Consumable Fuels 3.11%
Anadarko Petroleum Corp.	531	36
Andeavor	346	48
Cimarex Energy Co.	157	16
EOG Resources, Inc.	425	50
ONEOK, Inc.	574	34
		184

Pharmaceuticals 2.62%
Allergan plc	214	33
Merck & Co., Inc.	848	50
Mylan NV*	805	31
Zoetis, Inc.	488	41
		155
Investments	Shares	U.S. $ Fair Value (000)
Professional Services 0.44%
CoStar Group, Inc.*	72	$26

Semiconductors & Semiconductor Equipment 1.20%
NVIDIA Corp.	92	21
QUALCOMM, Inc.	571	29
Universal Display Corp.	239	21
		71

Software 3.02%
Microsoft Corp.	862	81
salesforce.com, Inc.*	450	54
Ultimate Software Group, Inc. (The)*	183	44
		179

Specialty Retail 1.45%
TJX Cos., Inc. (The)	554	47
Ulta Salon, Cosmetics & Fragrance, Inc.*	154	39
		86

Technology Hardware, Storage & Peripheral 1.22%
Apple, Inc.	436	72

Tobacco 0.54%
Altria Group, Inc.	563	32

Wireless Telecommunication Services 0.66%
T-Mobile US, Inc.*	652	39
Total United States		3,280
Total Investments in Common Stocks 97.52% (cost $5,440,566)		5,773
Cash, Foreign Cash and Other Assets in Excess of Liabilities 2.48%		147
Net Assets 100.00%		$5,920

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY RESEARCH FUND April 30, 2018

Open Forward Foreign Currency Exchange Contracts at April 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hong Kong dollar	Buy	Morgan Stanley	5/4/2018	55,352	$7,054	$7,053	$(1)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia(3)	$–	$59	$–	$59
Austria(3)	–	47	–	47
Belgium(3)	–	14	–	14
Brazil	27	–	–	27
Canada	58	–	–	58
China(3)	86	70	–	156
Denmark	44	–	–	44
France(3)	–	189	–	189
Germany(3)	23	167	–	190
Hong Kong	43	26	–	69
Hungary	–	25	–	25
India	53	–	–	53
Ireland(3)	49	55	–	104
Italy(3)	–	130	–	130
Japan(3)	–	284	–	284
Mexico	64	–	–	64
Netherlands(3)	–	156	–	156
Norway	–	42	–	42
Portugal(3)	–	34	–	34
South Korea(3)	–	88	–	88
Spain(3)	–	49	–	49
Switzerland(3)	–	63	–	63
United Kingdom(3)	260	288	–	548
United States	3,280	–	–	3,280
Total	$3,987	$1,786	$–	$5,773
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$–	$–	$–	$–
Liabilities	–	(1)	–	(1)
Total	$–	$(1)	$–	$(1)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $1,100,313 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on April 30, 2018.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.77%

Aerospace & Defense 4.66%
Boeing Co. (The)	121,163	$40,415
Lockheed Martin Corp.	80,314	25,768
Northrop Grumman Corp.	114,368	36,831
Raytheon Co.	263,159	53,932
Total		156,946

Air Freight & Logistics 1.27%
XPO Logistics, Inc.*	441,946	42,939

Banks 3.77%
SVB Financial Group*	193,460	57,963
Texas Capital Bancshares, Inc.*	189,938	18,737
Western Alliance Bancorp*	855,214	50,440
Total		127,140

Beverages 1.27%
Constellation Brands, Inc. Class A	183,189	42,707

Biotechnology 4.96%
Agios Pharmaceuticals, Inc.*	350,142	29,380
Alnylam Pharmaceuticals, Inc.*	160,403	15,163
Blueprint Medicines Corp.*	311,719	23,915
Sage Therapeutics, Inc.*	159,382	22,938
Spark Therapeutics, Inc.*	262,427	20,029
Vertex Pharmaceuticals, Inc.*	363,402	55,659
Total		167,084

Capital Markets 4.26%
Charles Schwab Corp. (The)	996,614	55,491
E*TRADE Financial Corp.*	821,366	49,841
MSCI, Inc.	255,008	38,208
Total		143,540

Communications Equipment 1.86%
Arista Networks, Inc.*	105,450	27,897
Palo Alto Networks, Inc.*	180,834	34,812
Total		62,709
		Fair
		Value
Investments	Shares	(000)
Construction & Engineering 0.98%
MasTec, Inc.*	747,661	$32,897

Electrical Equipment 0.95%
AMETEK, Inc.	461,102	32,185

Food & Staples Retailing 1.20%
Costco Wholesale Corp.	204,476	40,314

Health Care Equipment & Supplies 4.79%
Align Technology, Inc.*	87,860	21,952
IDEXX Laboratories, Inc.*	200,701	39,034
Insulet Corp.*	442,391	38,046
Intuitive Surgical, Inc.*	141,982	62,583
Total		161,615

Health Care Providers & Services 2.12%
UnitedHealth Group, Inc.	301,670	71,315

Health Care Technology 0.71%
Veeva Systems, Inc. Class A*	343,076	24,060

Hotels, Restaurants & Leisure 2.10%
Marriott International, Inc. Class A	179,914	24,590
Planet Fitness, Inc. Class A*	1,146,356	46,187
Total		70,777

Industrial Conglomerates 0.71%
Roper Technologies, Inc.	90,851	24,002

Information Technology Services 5.99%
Mastercard, Inc. Class A	359,152	64,026
PayPal Holdings, Inc.*	343,122	25,600
Square, Inc. Class A*	811,649	38,424
Visa, Inc. Class A	581,592	73,792
Total		201,842

Internet & Direct Marketing Retail 8.67%
Amazon.com, Inc.*	136,262	213,404
Netflix, Inc.*	252,243	78,816
Total		292,220

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2018

		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 13.48%
2U, Inc.*	486,922	$39,192
Alibaba Group Holding Ltd. ADR*	193,597	34,565
Alphabet, Inc. Class A*	128,823	131,217
DocuSign, Inc.*	334,427	12,919
Dropbox, Inc. Class A*	407,101	12,258
Facebook, Inc. Class A*	584,028	100,453
GrubHub, Inc.*	288,086	29,137
Match Group, Inc.*	775,664	36,549
MercadoLibre, Inc. (Argentina)(a)	70,292	23,872
Shopify, Inc. Class A (Canada)*(a)	257,369	34,392
Total		454,554

Life Sciences Tools & Services 2.73%
Agilent Technologies, Inc.	351,906	23,134
Illumina, Inc.*	285,580	68,805
Total		91,939

Machinery 1.79%
Fortive Corp.	335,659	23,600
Gardner Denver Holdings, Inc.*	1,167,136	36,917
Total		60,517

Media 0.54%
World Wrestling
Entertainment, Inc. Class A	459,959	18,302

Oil, Gas & Consumable Fuels 1.83%
Continental Resources, Inc.*	671,312	44,347
Diamondback Energy, Inc.*	134,270	17,247
Total		61,594

Pharmaceuticals 1.02%
Zoetis, Inc.	413,791	34,543

Professional Services 1.31%
CoStar Group, Inc.*	120,328	44,119

Road & Rail 0.88%
Old Dominion Freight Line, Inc.	221,601	29,663
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 1.90%
Applied Materials, Inc.	306,879	$15,243
Lam Research Corp.	85,140	15,756
NVIDIA Corp.	146,840	33,024
Total		64,023

Software 14.45%
Activision Blizzard, Inc.	254,245	16,869
Adobe Systems, Inc.*	200,727	44,481
Atlassian Corp. plc Class A (Australia)*(a)	526,572	29,478
Electronic Arts, Inc.*	210,124	24,790
HubSpot, Inc.*	234,970	24,883
Intuit, Inc.	140,666	25,994
Microsoft Corp.	1,643,481	153,698
Red Hat, Inc.*	235,708	38,435
salesforce.com, Inc.*	435,205	52,656
ServiceNow, Inc.*	209,362	34,783
Splunk, Inc.*	398,688	40,925
Total		486,992

Specialty Retail 2.82%
Floor & Decor Holdings, Inc. Class A*	747,767	41,569
Home Depot, Inc. (The)	290,093	53,609
Total		95,178

Technology Hardware, Storage & Peripherals 3.42%
Apple, Inc.	697,378	115,249

Textiles, Apparel & Luxury Goods 2.33%
Canada Goose Holdings, Inc. (Canada)*(a)	854,836	31,697
Lululemon Athletica, Inc. (Canada)*(a)	470,436	46,950
Total		78,647
Total Common Stocks (cost $2,958,770,347)		3,329,612

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2018

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.73%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $55,050,000 of U.S. Treasury Note at 0.125% due 1/15/2022; value: $59,489,287; proceeds: $58,323,171 (cost $58,321,972)	$58,322	$58,322
Total Investments in Securities 100.50% (cost $3,017,092,319)		3,387,934
Liabilities in Excess of Other Assets (0.50)%		(16,691)
Net Assets 100.00%		$3,371,243

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$3,329,612	$–	$–	$3,329,612
Repurchase Agreement	–	58,322	–	58,322
Total	$3,329,612	$58,322	$–	$3,387,934

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 95.17%

Australia 2.23%

Capital Markets 1.03%
Macquarie Group Ltd.	118,139	$9,621

Hotels, Restaurants & Leisure 1.20%
Crown Resorts Ltd.	1,159,300	11,252
Total Australia		20,873

Austria 1.60%

Banks
Erste Group Bank AG*	307,257	15,025

Belgium 1.17%

Air Freight & Logistics 0.39%
bpost SA	166,081	3,644

Beverages 0.78%
Anheuser-Busch InBev SA	74,095	7,360
Total Belgium		11,004

Brazil 1.89%

Electric: Utilities 0.82%
Transmissora Alianca de Energia Eletrica SA Unit	1,270,700	7,723

Household Durables 1.07%
MRV Engenharia e Participacoes SA	2,343,000	10,032
Total Brazil		17,755

Canada 4.71%

Banks 3.11%
Bank of Nova Scotia (The)	269,700	16,578
Royal Bank of Canada	165,100	12,555
		29,133
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.60%
Pembina Pipeline Corp.	336,100	$10,704
Seven Generations Energy Ltd. Class A*	301,200	4,297
		15,001
Total Canada		44,134

China 5.82%

Banks 4.93%
Bank of China Ltd. H Shares	51,836,000	28,138
China Construction Bank Corp. Class H	17,302,000	18,127
		46,265

Independent Power Producers & Energy Traders 0.89%
China Longyuan Power Group Corp. Ltd. Class H	8,473,000	8,322
Total China		54,587

Denmark 0.65%

Banks
Danske Bank A/S	175,872	6,121

Finland 1.37%

Insurance
Sampo OYJ A Shares	237,764	12,859

France 8.06%

Auto Components 0.54%
Valeo SA	75,862	5,072

Automobiles 1.29%
Renault SA	110,993	12,030

Banks 1.16%
BNP Paribas SA	141,047	10,889

Construction & Engineering 1.27%
Vinci SA	119,329	11,931

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
France (continued)

Oil, Gas & Consumable Fuels 2.84%
Total SA	423,412	$26,612

Pharmaceuticals 0.96%
Sanofi	113,862	9,002
Total France		75,536

Germany 8.78%

Chemicals 1.86%
BASF SE	167,925	17,471

Hotels, Restaurants & Leisure 1.75%
TUI AG	723,965	16,372

Insurance 3.85%
Allianz SE Registered Shares	152,540	36,079

Real Estate Management & Development 1.32%
Aroundtown SA	1,547,474	12,385
Total Germany		82,307

Hong Kong 6.58%

Commercial Services & Supplies 1.47%
China Everbright International Ltd.	9,843,000	13,806

Communications Equipment 0.87%
VTech Holdings Ltd.	665,700	8,106

Equity Real Estate Investment Trusts 0.97%
Link REIT	1,030,500	9,108

Gas Utilities 0.97%
Beijing Enterprises Holdings Ltd.	1,828,500	9,133

Hotels, Restaurants & Leisure 1.51%
Melco Resorts & Entertainment Ltd. ADR	281,409	8,783
NagaCorp Ltd.	5,194,000	5,376
		14,159
		U.S. $
		Fair Value
Investments	Shares	(000)
Real Estate Management & Development 0.79%
Hysan Development Co., Ltd.	1,272,000	$7,403
Total Hong Kong		61,715

Hungary 0.73%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	594,159	6,866

India 1.02%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	488,410	9,518

Indonesia 0.43%

Banks
PT Bank Negara Indonesia (Persero) Tbk	6,994,400	4,027

Italy 0.97%

Banks
UniCredit SpA*	418,203	9,067

Japan 1.56%

Banks 1.31%
Sumitomo Mitsui Financial Group, Inc.	294,200	12,262

Machinery 0.25%

Komatsu Ltd.	69,700	2,376
Total Japan		14,638

Macau 1.04%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,686,000	9,744

Mexico 1.04%

Banks
Grupo Financiero Banorte SAB de CV	1,550,016	9,698

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
Netherlands 6.62%

Health Care Equipment & Supplies 1.48%
Koninklijke Philips NV	328,255	$13,894

Insurance 1.83%
ASR Nederland NV	363,723	17,154

Oil, Gas & Consumable Fuels 3.31%
Royal Dutch Shell plc Class A ADR	443,314	30,988
Total Netherlands		62,036

New Zealand 1.52%

Diversified Telecommunication Services
Spark New Zealand Ltd.	5,852,828	14,213

Norway 0.00%

Banks
Sparebank 1 Oestlandet*	3,948	42

Russia 2.48%

Banks 0.89%
Sberbank of Russia PJSC ADR	566,712	8,380

Oil, Gas & Consumable Fuels 1.59%
Lukoil PJSC ADR	223,675	14,909
Total Russia		23,289

Singapore 1.73%

Banks
DBS Group Holdings Ltd.	704,400	16,252

South Africa 1.18%

Banks
Barclays Africa Group Ltd.	757,668	11,098

South Korea 1.87%

Insurance 0.79%
ING Life Insurance Korea Ltd.†	192,517	7,396
		U.S. $
		Fair Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 1.08%
Samsung Electronics Co., Ltd.	4,085	$10,130
Total South Korea		17,526

Spain 2.04%

Banks 1.03%
Banco Bilbao Vizcaya Argentaria SA	1,188,049	9,614

Electric: Utilities 1.01%
Red Electrica Corp. SA	456,039	9,499
Total Spain		19,113

Sweden 0.89%

Commercial Services & Supplies
Loomis AB Class B	229,228	8,348

Switzerland 2.28%

Insurance 1.19%
Swiss Life Holding AG Registered Shares*	31,905	11,161

Pharmaceuticals 1.09%
Roche Holding AG	46,131	10,250
Total Switzerland		21,411

Taiwan 3.93%

Electronic Equipment, Instruments & Components 0.84%
Hon Hai Precision Industry Co., Ltd.	2,812,000	7,821

Semiconductors & Semiconductor Equipment 3.09%
ASE Industrial Holding Co., Ltd.	4,205,000	11,413
Realtek Semiconductor Corp.	2,565,000	9,700
Taiwan Semiconductor Manufacturing Co., Ltd.	1,034,000	7,876
		28,989
Total Taiwan		36,810

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
Thailand 0.56%

Real Estate Management & Development
Pruksa Holding PCL	7,385,700	$5,208

United Kingdom 20.42%

Aerospace & Defense 1.36%
BAE Systems plc	1,516,894	12,727

Beverages 0.97%
Coca-Cola European Partners plc	230,064	9,081

Capital Markets 0.34%
Jupiter Fund Management plc	511,020	3,196

Household Durables 0.76%
Berkeley Group Holdings plc	127,076	7,114

Insurance 3.52%
Direct Line Insurance Group plc	2,199,602	11,302
Lancashire Holdings Ltd.	934,557	7,668
Prudential plc	546,041	14,041
		33,011

Machinery 0.88%
Weir Group plc (The)	281,763	8,245

Metals & Mining 4.25%
Anglo American plc	778,635	18,321
Rio Tinto plc ADR	391,032	21,487
		39,808

Multi-Utilities 1.19%
National Grid plc	965,558	11,171

Personal Products 1.53%
Unilever NV CVA	249,938	14,329

Pharmaceuticals 2.36%
AstraZeneca plc	316,201	22,135

		U.S. $
		Fair Value
Investments	Shares	(000)
Tobacco 1.70%
British American Tobacco plc	138,618	$7,603
Imperial Brands plc	233,362	8,349
		15,952

Wireless Telecommunication Services 1.56%
Vodafone Group plc	5,025,394	14,665
Total United Kingdom		191,434
Total Common Stocks (cost $800,933,543)		892,254

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.83%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $18,355,000 of U.S. Treasury Bill at 1.125% due 8/31/2021; value: $17,480,733; proceeds: $17,136,328 (cost $17,135,976)	$17,136	17,136
Total Investments in Securities 97.00% (cost $818,069,519)		909,390
Foreign Cash and Other Assets in Excess of Liabilities(a) 3.00%		28,165
Net Assets 100.00%		$937,555

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

Open Forward Foreign Currency Exchange Contracts at April 30, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	Barclays Bank plc	5/8/2018	40,782,000	$ 57,794,725	$56,159,234	$1,635,491
British pound	Sell	Citibank	5/8/2018	1,594,000	2,239,119	2,195,032	44,087
British pound	Sell	Citibank	5/8/2018	8,253,000	11,604,036	11,364,871	239,165
British pound	Sell	J.P. Morgan	5/8/2018	1,898,000	2,645,860	2,613,659	32,201
British pound	Sell	J.P. Morgan	5/8/2018	1,093,000	1,527,885	1,505,126	22,759
British pound	Sell	State Street Bank and Trust	5/8/2018	2,574,000	3,682,811	3,544,551	138,260
British pound	Sell	State Street Bank and Trust	5/8/2018	1,301,000	1,818,218	1,791,554	26,664
Canadian dollar	Sell	Deutsche Bank AG	5/7/2018	46,906,000	37,499,481	36,536,966	962,515
euro	Sell	Deutsche Bank AG	5/21/2018	4,529,000	5,655,281	5,476,211	179,070
euro	Sell	Deutsche Bank AG	5/21/2018	11,119,000	13,972,402	13,444,467	527,935
euro	Sell	Deutsche Bank AG	5/21/2018	2,891,000	3,574,869	3,495,634	79,235
euro	Sell	Deutsche Bank AG	5/21/2018	7,263,000	8,947,551	8,782,009	165,542
euro	Sell	J.P. Morgan	5/21/2018	2,955,000	3,660,464	3,573,019	87,445
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,140,369

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Bank of America	5/8/2018	4,857,000	$ 6,816,139	$6,688,377	$(127,762)
British pound	Buy	Barclays Bank plc	5/8/2018	1,845,000	2,638,905	2,540,674	(98,231)
British pound	Buy	J.P. Morgan	5/8/2018	4,050,000	5,620,927	5,577,091	(43,836)
British pound	Buy	State Street Bank and Trust	5/8/2018	2,347,000	3,319,194	3,231,958	(87,236)
British pound	Buy	State Street Bank and Trust	5/8/2018	2,159,000	3,051,639	2,973,071	(78,568)
British pound	Buy	State Street Bank and Trust	5/8/2018	2,480,000	3,474,202	3,415,107	(59,095)
British pound	Buy	State Street Bank and Trust	5/8/2018	1,728,000	2,415,597	2,379,558	(36,039)
British pound	Buy	State Street Bank and Trust	5/8/2018	1,925,000	2,706,948	2,650,839	(56,109)
British pound	Buy	UBS AG	5/8/2018	2,354,000	3,298,879	3,241,598	(57,281)
Canadian dollar	Buy	J.P. Morgan	5/7/2018	93,800,000	75,368,456	73,064,584	(2,303,872)
euro	Buy	Citibank	5/21/2018	2,884,000	3,558,886	3,487,170	(71,716)
euro	Buy	Deutsche Bank AG	5/21/2018	2,502,000	3,070,912	3,025,277	(45,635)
euro	Buy	Deutsche Bank AG	5/21/2018	2,553,000	3,156,619	3,086,943	(69,676)
euro	Buy	J.P. Morgan	5/21/2018	3,565,000	4,347,800	4,310,597	(37,203)
euro	Buy	J.P. Morgan	5/21/2018	2,001,000	2,481,642	2,419,496	(62,146)
euro	Buy	Standard Chartered Bank	5/21/2018	1,977,000	2,443,837	2,390,477	(53,360)
euro	Buy	Standard Chartered Bank	5/21/2018	1,971,000	2,446,234	2,383,222	(63,012)
euro	Buy	State Street Bank and Trust	5/21/2018	2,469,000	3,104,563	2,985,375	(119,188)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,469,965)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks
Australia(3)	$–	$20,873	$–	$20,873
Austria(3)	–	15,025	–	15,025
Belgium(3)	3,644	7,360	–	11,004
Brazil	17,755	–	–	17,755
Canada	44,134	–	–	44,134
China(3)	–	54,587	–	54,587
Denmark	–	6,121	–	6,121
Finland(3)	–	12,859	–	12,859
France(3)	–	75,536	–	75,536
Germany(3)	–	82,307	–	82,307
Hong Kong(3)	8,783	52,932	–	61,715
Hungary	–	6,866	–	6,866
India(3)	–	9,518	–	9,518
Indonesia(3)	–	4,027	–	4,027
Italy(3)	–	9,067	–	9,067
Japan(3)	–	14,638	–	14,638
Macau(3)	–	9,744	–	9,744
Mexico	9,698	–	–	9,698
Netherlands(3)	30,988	31,048	–	62,036
New Zealand(3)	–	14,213	–	14,213
Norway(3)	–	42	–	42
Russia(3)	–	23,289	–	23,289
Singapore(3)	–	16,252	–	16,252
South Africa(3)	–	11,098	–	11,098
South Korea(3)	–	17,526	–	17,526
Spain(3)	–	19,113	–	19,113
Sweden(3)	–	8,348	–	8,348
Switzerland(3)	–	21,411	–	21,411
Taiwan(3)	11,413	25,397	–	36,810
Thailand(3)	–	5,208	–	5,208
United Kingdom(3)	29,155	162,279	–	191,434
Repurchase Agreement	–	17,136	–	17,136
Total	$155,570	$753,820	$–	$909,390
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$4,140	$–	$4,140
Liabilities	–	(3,470)	–	(3,470)
Total	$–	$670	$–	$670

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $714,207,198 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on April 30, 2018.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 95.03%

Australia 1.84%

Beverages 0.72%
Treasury Wine Estates Ltd.	356,533	$5,093

Metals & Mining 1.12%
BHP Billiton Ltd.	340,436	7,942
Total Australia		13,035

Austria 1.17%

Banks
Erste Group Bank AG	169,160	8,272

Belgium 1.13%

Beverages
Anheuser-Busch InBev SA	80,362	7,983

Canada 0.61%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A*	302,200	4,312

China 4.78%

Banks 1.04%
China Construction Bank Corp. Class H	7,002,000	7,336

Insurance 0.97%
Ping An Insurance Group Co. of China Ltd. Class H	705,000	6,889

Internet Software & Services 2.77%
Alibaba Group Holding Ltd. ADR*	46,350	8,275
Tencent Holdings Ltd.	230,200	11,317
		19,592
Total China		33,817

Denmark 1.45%

Banks 0.94%
Danske Bank A/S	190,893	6,644
		U.S. $
		Fair Value
Investments	Shares	(000)
Pharmaceuticals 0.51%
Novo Nordisk A/S Class B	76,241	$3,585
Total Denmark		10,229

Finland 0.99%

Insurance
Sampo OYJ A Shares	129,667	7,013

France 8.69%

Auto Components 0.75%
Valeo SA	79,752	5,332

Beverages 1.28%
Remy Cointreau SA	65,907	9,080

Construction & Engineering 1.56%
Vinci SA	110,025	11,001

Information Technology Services 1.17%
Atos SE	61,046	8,241

Machinery 1.15%
Alstom SA	177,916	8,100

Oil, Gas & Consumable Fuels 1.17%
Total SA	131,976	8,295

Textiles, Apparel & Luxury Goods 1.61%
LVMH Moet Hennessy Louis Vuitton SE	32,760	11,401
Total France		61,450

Germany 10.61%

Hotels, Restaurants & Leisure 0.77%
TUI AG	240,765	5,445

Industrial Conglomerates 1.04%
Rheinmetall AG	56,389	7,369

Insurance 1.51%
Allianz SE Registered Shares	45,236	10,699

Life Sciences Tools & Services 0.72%
MorphoSys AG*	49,084	5,069

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Pharmaceuticals 1.05%
Bayer AG Registered Shares	62,050	$7,416

Real Estate Management & Development 2.02%
Aroundtown SA	1,135,628	9,089
PATRIZIA Immobilien AG*	261,393	5,218
		14,307

Semiconductors & Semiconductor Equipment 0.99%
Infineon Technologies AG	274,671	7,033

Software 1.15%
SAP SE	73,028	8,114

Textiles, Apparel & Luxury Goods 1.36%
adidas AG	39,121	9,615
Total Germany		75,067

Hong Kong 6.34%

Auto Components 0.99%
Xinyi Glass Holdings Ltd.	4,890,000	7,030

Hotels, Restaurants & Leisure 2.26%
Galaxy Entertainment Group Ltd.	935,000	8,184
Melco Resorts & Entertainment Ltd. ADR	250,350	7,813
		15,997

Insurance 2.07%
AIA Group Ltd.	1,634,000	14,604

Paper & Forest Products 1.02%
Nine Dragons Paper Holdings Ltd.	4,835,000	7,211
Total Hong Kong		44,842

Hungary 1.15%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	706,377	8,163
		U.S. $
		Fair Value
Investments	Shares	(000)
India 0.78%

Banks
ICICI Bank Ltd. ADR	649,442	$5,527

Ireland 1.03%

Banks
Bank of Ireland Group plc	813,767	7,301

Israel 0.50%

Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd.*	136,691	3,536

Italy 4.67%

Banks 1.34%
UniCredit SpA	437,153	9,477

Capital Markets 1.35%
Anima Holding SpA†	1,331,532	9,554

Consumer Finance 0.72%
doBank SpA*†	336,642	5,095

Electric: Utilities 1.26%
Enel SpA	1,403,574	8,904
Total Italy		33,030

Japan 18.79%

Automobiles 1.24%
Honda Motor Co., Ltd.	255,900	8,799

Banks 2.01%
Shinsei Bank Ltd.	350,300	5,454
Sumitomo Mitsui Financial Group, Inc.	210,800	8,786
		14,240

Building Products 1.01%
Daikin Industries Ltd.	61,100	7,137

Chemicals 1.04%
Asahi Kasei Corp.	536,886	7,382

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Construction & Engineering 0.79%
Taisei Corp.	103,500	$5,583

Distributors 1.06%
PALTAC Corp.	149,300	7,473

Diversified Financial Services 1.26%
ORIX Corp.	506,400	8,882

Food & Staples Retailing 1.26%
Sundrug Co., Ltd.	173,800	8,941

Household Durables 1.09%
Sony Corp.	164,500	7,683

Machinery 1.64%
DMG Mori Co., Ltd.	194,100	3,627
Komatsu Ltd.	132,900	4,530
SMC Corp.	9,100	3,458
		11,615

Metals & Mining 1.17%
Sumitomo Metal Mining Co. Ltd.	193,600	8,259

Personal Products 0.61%
Pola Orbis Holdings, Inc.	98,700	4,306

Professional Services 1.18%
en-japan, Inc.	52,700	2,464
Recruit Holdings Co., Ltd.	254,700	5,872
		8,336

Software 1.44%
Nintendo Co., Ltd.	24,200	10,168

Specialty Retail 0.74%
Bic Camera, Inc.	319,900	5,243

Trading Companies & Distributors 1.25%
Mitsubishi Corp.	320,300	8,833
Total Japan		132,880
		U.S. $
		Fair Value
Investments	Shares	(000)
Luxembourg 2.55%

Metals & Mining 1.41%
ArcelorMittal*	293,311	$9,942

Multi-Line Retail 1.14%
B&M European Value Retail SA	1,453,219	8,098
Total Luxembourg		18,040

Mexico 1.18%

Banks
Grupo Financiero Banorte SAB de CV	1,339,600	8,382

Netherlands 6.60%

Banks 1.03%
ING Groep NV	430,415	7,253

Health Care Equipment & Supplies 1.40%
Koninklijke Philips NV	234,859	9,941

Insurance 1.24%
ASR Nederland NV	185,499	8,749

Oil, Gas & Consumable Fuels 1.73%
Royal Dutch Shell plc B Shares	342,604	12,230

Semiconductors & Semiconductor Equipment 1.20%
ASML Holding NV	44,601	8,491
Total Netherlands		46,664

Norway 0.28%

Banks
Sparebank 1 Oestlandet	182,414	1,947

Philippines 0.70%

Banks
Metropolitan Bank & Trust Co.	3,002,014	4,917

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2018

		U.S. $
		Fair Value
Investments	Shares	(000)
Singapore 1.38%

Banks
United Overseas Bank Ltd.	430,500	$9,748

South Africa 1.13%

Paper & Forest Products
Mondi plc	286,659	7,980

South Korea 2.07%

Auto Components 0.61%
Mando Corp.	20,454	4,327

Insurance 0.19%
ING Life Insurance Korea Ltd.†	34,668	1,332

Technology Hardware, Storage & Peripherals 1.27%
Samsung Electronics Co., Ltd.	3,618	8,972
Total South Korea		14,631

Sweden 1.62%

Commercial Services & Supplies 1.14%
Loomis AB Class B	222,152	8,090

Machinery 0.48%
Volvo AB B Shares	199,876	3,387
Total Sweden		11,477

Switzerland 2.73%

Insurance 1.24%
Swiss Life Holding AG Registered Shares*	25,080	8,773

Pharmaceuticals 1.49%
Novartis AG Registered Shares	91,736	7,061
Roche Holding AG	15,606	3,468
		10,529
Total Switzerland		19,302
		U.S. $
		Fair Value
Investments	Shares	(000)
Taiwan 1.74%

Semiconductors & Semiconductor Equipment 1.45%
ASE Industrial Holding Co., Ltd.	2,453,636	$6,659
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,858	3,571
		10,230

Technology Hardware, Storage & Peripherals 0.29%
Primax Electronics Ltd.	1,032,044	2,087
Total Taiwan		12,317

United Kingdom 8.52%

Beverages 0.96%
Coca-Cola European Partners plc	171,713	6,778

Capital Markets 1.10%
Schroders plc	172,011	7,782

Insurance 1.30%
Hiscox Ltd.	449,599	9,194

Machinery 1.05%
Weir Group plc (The)	253,409	7,415

Metals & Mining 1.08%
Rio Tinto plc	139,845	7,622

Personal Products 1.64%
Unilever NV CVA	202,613	11,615

Wireless Telecommunication Services 1.39%
Vodafone Group plc	3,379,473	9,862
Total United Kingdom		60,268
Total Common Stocks (cost $629,147,185)		672,130

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2018

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.96%

Repurchase Agreement

Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $860,000 of U.S. Treasury Bill at 1.875% due 1/31/2022; $9,975,000 of U.S. Treasury Bill at 2.00% due 12/31/2021 and $9,950,000 of U.S. Treasury Note at 0.125% due 1/15/2022; value: $21,383,483; proceeds: $20,961,022 (cost $20,960,591)	$20,961	$20,961
Total Investments in Securities 97.99% (cost $650,107,776)		693,091
Foreign Cash and Other Assets in Excess of Liabilities 2.01%		14,239
Net Assets 100.00%		$707,330

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Australia(3)	$–	$13,035	$–	$13,035
Austria(3)	–	8,272	–	8,272
Belgium(3)	–	7,983	–	7,983
Canada	4,312	–	–	4,312
China(3)	8,275	25,542	–	33,817
Denmark(3)	–	10,229	–	10,229
Finland(3)	–	7,013	–	7,013
France(3)	–	61,450	–	61,450
Germany(3)	–	75,067	–	75,067
Hong Kong(3)	7,813	37,029	–	44,842
Hungary	–	8,163	–	8,163
India	5,527	–	–	5,527
Ireland(3)	–	7,301	–	7,301
Israel	3,536	–	–	3,536
Italy(3)	–	33,030	–	33,030
Japan(3)	–	132,880	–	132,880
Luxembourg(3)	–	18,040	–	18,040
Mexico	8,382	–	–	8,382
Netherlands(3)	–	46,664	–	46,664
Norway(3)	–	1,947	–	1,947
Philippines	–	4,917	–	4,917
Singapore	–	9,748	–	9,748
South Africa	–	7,980	–	7,980
South Korea(3)	–	14,631	–	14,631
Sweden(3)	–	11,477	–	11,477
Switzerland(3)	–	19,302	–	19,302
Taiwan(3)	10,230	2,087	–	12,317
United Kingdom(3)	–	60,268	–	60,268
Repurchase Agreement	–	20,961	–	20,961
Total	$48,075	$645,016	$–	$693,091

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $401,139,356 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on April 30, 2018.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock
Balance as of November 1, 2017	$663
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	130
Change in Unrealized Appreciation (Depreciation)	7
Purchases	–
Sales	(800)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of April 30, 2018	$–
Change in unrealized appreciation/depreciation for period ended April 30, 2018, related to Level 3 investments held at April 30, 2018	$–

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.42%

Australia 3.85%

Auto Components 0.97%
GUD Holdings Ltd.	998,727	$9,488

Beverages 1.30%
Coca-Cola Amatil Ltd.	1,807,322	12,615

Diversified Financial Services 0.58%
IMF Bentham Ltd.	3,004,012	5,622

Electric: Utilities 1.00%
AusNet Services	7,577,498	9,782
Total Australia		37,507

Canada 5.62%

Metals & Mining 2.04%
Hudbay Minerals, Inc.	1,421,466	9,931
Lundin Mining Corp.	1,503,200	9,951
		19,882

Oil, Gas & Consumable Fuels 2.46%
Africa Oil Corp.*	5,274,305	4,849
Canacol Energy Ltd.*	3,718,600	12,425
Vermilion Energy, Inc.	196,500	6,642
		23,916

Paper & Forest Products 1.12%
Interfor Corp.*	582,109	10,886
Total Canada		54,684

China 0.21%

Consumer Finance
China Rapid Finance Ltd. ADR*	497,137	2,058

Denmark 1.01%

Construction & Engineering
FLSmidth & Co. A/S	158,924	9,816
Investments	Shares	U.S. $ Fair Value (000)
Finland 3.41%

Health Care Providers & Services 0.73%
Terveystalo OYJ*†	623,198	$7,122

Machinery 1.75%
Konecranes OYJ	290,361	11,842
Outotec OYJ*	571,183	5,195
		17,037

Trading Companies & Distributors 0.93%
Cramo OYJ	383,515	9,003
Total Finland		33,162

France 4.85%

Construction Materials 1.06%
Vicat SA	139,547	10,284

Health Care Providers & Services 1.19%
Korian SA	331,681	11,597

Life Sciences Tools & Services 0.15%
Genfit*	51,980	1,467

Real Estate Management & Development 1.20%
Nexity SA*	186,829	11,683

Specialty Retail 1.25%
Maisons du Monde SA†	299,781	12,181
Total France		47,212

Germany 6.54%

Industrial Conglomerates 1.23%
Rheinmetall AG	91,807	11,997

Internet Software & Services 1.05%
XING SE	33,056	10,246

Life Sciences Tools & Services 2.11%
Gerresheimer AG	148,109	12,048
MorphoSys AG*	82,237	8,494
		20,542

Machinery 1.16%
Deutz AG	1,165,187	11,257

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Real Estate Management & Development 0.99%
PATRIZIA Immobilien AG*	482,458	$9,631
Total Germany		63,673

Hong Kong 5.06%

Auto Components 1.02%
Xinyi Glass Holdings Ltd.	6,910,000	9,934

Communications Equipment 0.69%
VTech Holdings Ltd.	546,600	6,656

Consumer Finance 1.02%
Sun Hung Kai & Co., Ltd.	16,150,000	9,964

Hotels, Restaurants & Leisure 1.32%
Melco International Development Ltd.	3,462,000	12,817

Paper & Forest Products 1.01%
Lee & Man Paper Manufacturing Ltd.	8,943,000	9,850
Total Hong Kong		49,221

India 0.99%

Consumer Finance 0.71%
Satin Creditcare
Network Ltd.*	1,145,460	6,898

Thrifts & Mortgage Finance 0.28%
Dewan Housing Finance Corp., Ltd.	292,201	2,787
Total India		9,685

Indonesia 0.50%

Banks 0.37%
Bank Tabungan Negara Persero Tbk PT	16,386,304	3,652

Consumer Finance 0.13%
PT Clipan Finance Indonesia Tbk*	52,233,850	1,224
Total Indonesia		4,876
Investments	Shares	U.S. $ Fair Value (000)
Ireland 5.70%

Beverages 0.73%
C&C Group plc	1,882,837	$7,078

Equity Real Estate Investment Trusts 1.13%
Hibernia REIT plc	6,149,489	11,020

Food Products 0.15%
Origin Enterprises plc	222,637	1,436

Health Care Providers & Services 1.03%
UDG Healthcare plc	801,248	10,067

Household Durables 1.88%
Cairn Homes plc*	3,359,490	7,287
Glenveagh Properties plc*†	8,239,076	11,004
		18,291

Information Technology Services 0.78%
Keywords Studios plc	301,186	7,538
Total Ireland		55,430

Israel 1.21%

Chemicals 0.75%
Frutarom Industries Ltd.	76,517	7,314

Semiconductors & Semiconductor Equipment 0.46%
Tower Semiconductor Ltd.*	170,842	4,420
Total Israel		11,734

Italy 7.22%

Capital Markets 1.54%
Anima Holding SpA†	2,081,729	14,936

Construction Materials 1.56%
Buzzi Unicem SpA	601,958	15,199

Consumer Finance 0.99%
doBank SpA*†	639,344	9,676

Internet & Direct Marketing Retail 0.94%
Yoox Net-A-Porter
Group SpA*	200,465	9,172

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Italy (continued)

Textiles, Apparel & Luxury Goods 2.19%
Brunello Cucinelli SpA	331,356	$11,006
Moncler SpA	227,899	10,272
		21,278
Total Italy		70,261

Japan 17.64%

Banks 1.18%
Shinsei Bank Ltd.	739,100	11,508

Chemicals 1.36%
KH Neochem Co., Ltd.	437,800	13,240

Construction & Engineering 0.66%
SHO-BOND Holdings Co., Ltd.	84,200	6,365

Containers & Packaging 0.56%
Fuji Seal International, Inc.	145,100	5,414

Distributors 1.00%
PALTAC Corp.	194,900	9,755

Equity Real Estate Investment Trusts 1.15%
GLP J-Reit	10,424	11,205

Food Products 1.00%
Nichirei Corp.	336,700	9,754

Health Care Providers & Services 0.69%
Japan Lifeline Co., Ltd.	230,300	6,747

Hotels, Restaurants & Leisure 1.24%
HIS Co., Ltd.	181,900	6,638
St. Marc Holdings Co., Ltd.	192,500	5,451
		12,089

Information Technology Services 1.24%
NS Solutions Corp.	414,800	12,009

Machinery 2.08%
DMG Mori Co., Ltd.	670,500	12,528
Tsubakimoto Chain Co.	893,000	7,738
		20,266
Investments	Shares	U.S. $ Fair Value (000)
Professional Services 1.41%
en-japan, Inc.	91,400	$4,273
TechnoPro Holdings, Inc.	162,900	9,478
		13,751

Real Estate Management & Development 0.99%
Kenedix, Inc.	1,667,500	9,631

Software 0.87%
Capcom Co., Ltd.	440,500	8,420

Specialty Retail 1.78%
Bic Camera, Inc.	443,300	7,265
United Arrows Ltd.	273,800	10,056
		17,321

Wireless Telecommunication Services 0.43%
Okinawa Cellular Telephone Co.	112,600	4,191
Total Japan		171,666

Luxembourg 2.13%

Machinery 0.61%
Stabilus SA	66,195	5,951

Multi-Line Retail 1.52%
B&M European Value Retail SA	2,647,458	14,753
Total Luxembourg		20,704

Mexico 0.54%

Banks
Banco del Bajio SA†	2,487,100	5,305

Netherlands 3.43%

Air Freight & Logistics 0.57%
PostNL NV	1,437,789	5,582

Hotels, Restaurants & Leisure 1.09%
Basic-Fit NV*†	350,696	10,566

Insurance 0.78%
ASR Nederland NV	161,337	7,609

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Machinery 0.99%
Aalberts Industries NV	195,051	$9,604
Total Netherlands		33,361

Philippines 2.21%

Banks 0.26%
Security Bank Corp.	613,390	2,470

Industrial Conglomerates 1.00%
Alliance Global Group, Inc.*	38,745,700	9,759

Real Estate Management & Development 0.95%
Filinvest Land, Inc.	289,015,000	9,271
Total Philippines		21,500

Portugal 0.51%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	1,585,272	5,000

South Korea 1.54%

Auto Components 1.21%
Mando Corp.	55,582	11,759

Insurance 0.33%
ING Life Insurance Korea Ltd.†	84,151	3,233
Total South Korea		14,992

Spain 4.32%

Food Products 1.20%
Ebro Foods SA	482,739	11,641

Household Durables 1.16%
Neinor Homes SA*†	581,301	11,254

Professional Services 0.75%
Applus Services SA*	544,509	7,358

Real Estate Management & Development 1.21%
Aedas Homes SAU*†	329,697	11,745
Total Spain		41,998
Investments	Shares	U.S. $ Fair Value (000)
Sweden 3.24%

Commercial Services & Supplies 2.69%
Bravida Holding AB†	1,660,213	$11,890
Intrum Justitia AB	88,531	2,349
Loomis AB Class B	328,986	11,981
		26,220

Food & Staples Retailing 0.55%
Axfood AB	288,045	5,351
Total Sweden		31,571

Switzerland 0.51%

Household Durables
Forbo Holding AG Registered Shares	3,527	4,933

Taiwan 1.51%

Semiconductors & Semiconductor Equipment 0.88%
Realtek Semiconductor Corp.	2,258,000	8,539

Technology Hardware, Storage & Peripherals 0.63%
Primax Electronics Ltd.	3,021,000	6,111
Total Taiwan		14,650

United Kingdom 9.37%

Capital Markets 2.31%
Man Group plc	4,086,400	10,149
TP ICAP plc	1,911,857	12,385
		22,534

Consumer Finance 1.34%
Arrow Global Group plc	2,556,675	13,001

Electronic Equipment, Instruments & Components 0.62%
accesso Technology Group plc*	199,258	6,008

Insurance 0.75%
Lancashire Holdings Ltd.	886,328	7,272

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Machinery 1.95%
Bodycote plc	964,162	$11,871
Concentric AB	433,056	7,070
		18,941

Media 0.36%
Huntsworth plc	2,569,438	3,523

Metals & Mining 1.19%
Hill & Smith Holdings plc	635,164	11,591

Pharmaceuticals 0.74%
Dechra Pharmaceuticals plc	191,107	7,178

Software 0.11%
Alfa Financial Software Holdings plc*†	226,145	1,120
Total United Kingdom		91,168

United States 1.18%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	353,518	11,493

Vietnam 1.12%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	2,331,525	10,860
Total Common Stocks (cost $855,228,969)		928,520
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 3.56%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $35,825,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $35,350,713; proceeds: $34,655,226 (cost $34,654,514)	$34,655	$34,655
Total Investments in Securities 98.98% (cost $889,883,483)		963,175
Cash, Foreign Cash and Other Assets in Excess of Liabilities 1.02%		9,972
Net Assets 100.00%		$973,147

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia(3)	$–	$37,507	$–	$37,507
Canada(3)	49,835	4,849	–	54,684
China	2,058	–	–	2,058
Denmark	–	9,816	–	9,816
Finland(3)	–	33,162	–	33,162
France(3)	–	47,212	–	47,212
Germany(3)	–	63,673	–	63,673
Hong Kong(3)	–	49,221	–	49,221
India(3)	–	9,685	–	9,685
Indonesia(3)	1,224	3,652	–	4,876
Ireland(3)	38,285	17,145	–	55,430
Israel(3)	4,420	7,314	–	11,734
Italy(3)	–	70,261	–	70,261
Japan(3)	–	171,666	–	171,666
Luxembourg(3)	–	20,704	–	20,704
Mexico	5,305	–	–	5,305
Netherlands(3)	10,566	22,795	–	33,361
Philippines(3)	9,271	12,229	–	21,500
Portugal(3)	–	5,000	–	5,000
South Korea(3)	–	14,992	–	14,992
Spain(3)	11,745	30,253	–	41,998
Sweden(3)	–	31,571	–	31,571
Switzerland(3)	–	4,933	–	4,933
Taiwan(3)	–	14,650	–	14,650
United Kingdom(3)	16,803	74,365	–	91,168
United States	11,493	–	–	11,493
Vietnam	–	10,860	–	10,860
Repurchase Agreement	–	34,655	–	34,655
Total	$161,005	$802,170	$–	$963,175

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $490,825,742 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on April 30, 2018. Securities in the amount of $5,953,769 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on April 30, 2018.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.69%

Aerospace & Defense 1.02%
Teledyne Technologies, Inc.*	162,743	$30,448

Air Freight & Logistics 1.71%
XPO Logistics, Inc.*	527,807	51,282

Banks 9.10%
Citizens Financial Group, Inc.	723,796	30,030
Cullen/Frost Bankers, Inc.	481,557	55,114
East West Bancorp, Inc.	362,614	24,158
First Horizon National Corp.	2,396,295	43,852
Signature Bank*	263,037	33,445
Webster Financial Corp.	281,979	16,973
Western Alliance Bancorp*	1,161,495	68,505
Total		272,077

Beverages 1.25%
Cott Corp. (Canada)(a)	2,606,668	37,275

Building Products 0.95%
Allegion plc (Ireland)(a)	368,475	28,439

Capital Markets 2.38%
Moelis & Co. Class A	595,743	32,051
Raymond James Financial, Inc.	436,158	39,145
Total		71,196

Chemicals 2.68%
Ashland Global Holdings, Inc.	567,868	37,582
Trinseo SA	198,154	14,455
Valvoline, Inc.	1,391,368	28,217
Total		80,254

Communications Equipment 0.77%
Plantronics, Inc.	353,547	23,034
Investments	Shares	Fair Value (000)
Construction & Engineering 2.48%
AECOM*	1,012,806	$34,881
Jacobs Engineering Group, Inc.	674,847	39,202
Total		74,083

Construction Materials 1.05%
Eagle Materials, Inc.	316,131	31,284

Containers & Packaging 4.46%
AptarGroup, Inc.	443,815	41,497
Berry Global Group, Inc.*	680,767	37,442
Sealed Air Corp.	652,709	28,621
WestRock Co.	434,830	25,725
Total		133,285

Diversified Telecommunication Services 1.28%
Zayo Group Holdings, Inc.*	1,056,348	38,345

Electrical Equipment 0.44%
Hubbell, Inc.	127,384	13,230

Electronic Equipment, Instruments & Components 5.79%
Amphenol Corp. Class A	373,334	31,252
Belden, Inc.	541,376	33,349
FLIR Systems, Inc.	1,525,371	81,683
Littelfuse, Inc.	143,955	26,908
Total		173,192

Energy Equipment & Services 0.54%
Helmerich & Payne, Inc.	231,055	16,070

Equity Real Estate Investment Trusts 3.02%
Alexandria Real Estate Equities, Inc.	334,218	41,634
Highwoods Properties, Inc.	354,055	15,585
Pebblebrook Hotel Trust	946,837	33,130
Total		90,349

Food Products 1.00%
Pinnacle Foods, Inc.	495,155	29,907

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.98%
Cooper Cos., Inc. (The)	202,297	$46,268
Hill-Rom Holdings, Inc.	539,698	46,322
STERIS plc (United Kingdom)(a)	376,484	35,585
Teleflex, Inc.	150,317	40,267
West Pharmaceutical Services, Inc.	118,318	10,437
Total		178,879

Health Care Providers & Services 2.23%
Encompass Health Corp.	804,427	48,925
Molina Healthcare, Inc.*	213,800	17,799
Total		66,724

Hotels, Restaurants & Leisure 2.26%
Dunkin’ Brands Group, Inc.	607,243	37,018
Texas Roadhouse, Inc.	478,730	30,677
Total		67,695

Household Durables 0.98%
Lennar Corp. Class A	554,755	29,341

Information Technology Services 8.04%
Acxiom Corp.*	798,856	20,754
Amdocs Ltd.	764,610	51,420
Booz Allen Hamilton Holding Corp.	1,318,985	52,272
Conduent, Inc.*	3,521,360	68,526
Fidelity National Information Services, Inc.	498,708	47,362
Total		240,334

Insurance 4.88%
Everest Re Group Ltd.	164,267	38,220
FNF Group	874,448	32,206
Hanover Insurance Group, Inc. (The)	258,841	29,728
RenaissanceRe Holdings Ltd.	336,066	45,718
Total		145,872
Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 5.12%
Bio-Techne Corp.	225,374	$34,011
Charles River Laboratories International, Inc.*	344,694	35,914
ICON plc (Ireland)*(a)	321,617	37,832
PerkinElmer, Inc.	617,798	45,321
Total		153,078

Machinery 3.32%
Crane Co.	360,407	30,145
Rexnord Corp.*	1,027,624	28,270
Timken Co. (The)	430,933	18,422
WABCO Holdings, Inc.*	173,409	22,368
Total		99,205

Media 1.62%
Live Nation Entertainment, Inc.*	1,224,914	48,347

Metals & Mining 2.33%
Commercial Metals Co.	1,262,587	26,527
Reliance Steel & Aluminum Co.	489,529	43,039
Total		69,566

Multi-Utilities 3.23%
CMS Energy Corp.	1,039,499	49,054
NiSource, Inc.	1,947,428	47,498
Total		96,552

Oil, Gas & Consumable Fuels 3.25%
Cimarex Energy Co.	290,054	29,176
EQT Corp.	742,772	37,280
Parsley Energy, Inc. Class A*	1,029,073	30,903
Total		97,359

Pharmaceuticals 0.25%
Catalent, Inc.*	183,560	7,546

Professional Services 0.95%
Robert Half International, Inc.	469,097	28,498

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2018

Investments	Shares	Fair Value (000)
Road & Rail 1.15%
Old Dominion Freight Line, Inc.	256,222	$34,298

Semiconductors & Semiconductor Equipment 1.30%
Entegris, Inc.	842,283	27,121
MACOM Technology Solutions Holdings, Inc.*	711,297	11,822
Total		38,943

Software 2.71%
FireEye, Inc.*	2,570,880	46,404
Ultimate Software Group, Inc. (The)*	143,900	34,525
Total		80,929

Specialty Retail 3.27%
Advance Auto Parts, Inc.	347,991	39,827
Burlington Stores, Inc.*	237,245	32,230
Foot Locker, Inc.	594,559	25,614
Total		97,671

Textiles, Apparel & Luxury Goods 2.30%
Lululemon Athletica, Inc. (Canada)*(a)	351,740	35,103
Steven Madden Ltd.	700,887	33,818
Total		68,921

Trading Companies & Distributors 1.00%
Beacon Roofing Supply, Inc.*	613,769	30,044

Water Utilities 1.60%
American Water Works Co., Inc.	554,571	48,015
Total Common Stocks (cost $2,379,675,930)		2,921,567
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.21%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $69,785,000 of U.S. Treasury Note at 2.00% due 10/31/2022; value: $67,500,658; proceeds: $66,174,801 (cost $66,173,440)	$66,173	$66,173
Total Investments in Securities 99.90% (cost $2,445,849,370)		2,987,740
Cash and Other Assets in Excess of Liabilities 0.10%		3,114
Net Assets 100.00%		$2,990,854

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,921,567	$–	$–	$2,921,567
Repurchase Agreement	–	66,173	–	66,173
Total	$2,921,567	$66,173	$–	$2,987,740

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

54	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

April 30, 2018

	Alpha Strategy Fund	Fundamental Equity Fund	Global Equity Research Fund
ASSETS:
Investments in securities, at cost	$677,638	$2,008,409,643	$5,440,566
Investments in Underlying Funds, at cost	1,005,668,280	–	–
Investments in securities, at value	$677,638	$2,389,491,159	$5,772,708
Investments in Underlying Funds, at value	1,083,577,930	–	–
Cash	–	–	61,283
Segregated cash held at custodian for forward foreign currency exchange contracts	–	–	–
Foreign cash, at value (cost $0, $0, $45,597, $0, $21,136,017, $1,156,774, $10,016,354 and $0, respectively)	–	–	46,391
Receivables:
Investment securities sold	–	95,168,558	26,321
Investments in Underlying Funds sold	849,905	–	–
Capital shares sold	6,442,787	5,356,860	148
Interest and dividends	14	2,055,864	8,495
From advisor (See Note 3)	–	–	14,087
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Prepaid expenses and other assets	74,691	95,620	79,126
Total assets	1,091,622,965	2,492,168,061	6,008,559
LIABILITIES:
Payables:
Investment securities purchased	–	74,079,577	33,720
Capital shares reacquired	7,802,621	9,318,739	–
Management fee	–	1,081,773	–
12b-1 distribution plan	347,502	870,223	1,153
Trustees’ fees	149,983	709,208	86
Fund administration	36,096	80,295	187
To bank	–	–	–
Offering costs	–	–	14,707
Unrealized depreciation on forward foreign currency exchange contracts	–	–	1
Distributions payable	–	–	2
Accrued expenses	306,634	717,979	38,207
Total liabilities	8,642,836	86,857,794	88,063
NET ASSETS	$1,082,980,129	$2,405,310,267	$5,920,496
COMPOSITION OF NET ASSETS:
Paid-in capital	$908,870,703	$1,905,015,872	$5,400,895
Accumulated net investment loss	(4,242,657)	7,889,665	10,770
Accumulated net realized gain (loss) on investments, investments, options and foreign currency related transactions	100,442,433	111,323,214	175,944
Net unrealized appreciation on investments, investments, options and translation of assets and liabilities denominated in foreign currencies	77,909,650	381,081,516	332,887
Net Assets	$1,082,980,129	$2,405,310,267	$5,920,496

56	See Notes to Financial Statements.

Growth Leaders Fund	International Dividend Income Fund	International Equity Fund	International Opportunities Fund	Value Opportunities Fund
$3,017,092,319	$818,069,519	$650,107,776	$889,883,483	$2,445,849,370
–	–	–	–	–
$3,387,934,130	$909,390,088	$693,090,919	$963,175,252	$2,987,739,770
–	–	–	–	–
–	–	–	128,234	17,332
–	2,290,000	–	–	–
–	21,048,552	1,147,583	10,011,993	–
2,611,530	3,263,232	20,086,422	6,350,531	16,465,587
–	–	–	–	–
8,462,681	410,238	173,571	2,108,840	3,875,896
532,585	5,322,433	3,876,453	2,987,373	780,976
88,973	47,701	21,088	–	–
–	4,140,369	–	–	–
60,621	46,213	72,302	128,709	183,972
3,399,690,520	945,958,826	718,468,338	984,890,932	3,009,063,533
19,165,945	2,581,229	8,888,049	9,734,875	8,873,110
6,268,884	792,020	1,271,572	851,145	5,519,374
1,461,627	540,819	410,613	606,108	1,741,686
817,181	153,268	64,695	148,062	699,860
155,252	198,963	129,387	77,015	399,471
110,355	30,904	23,464	32,326	99,594
55,986	–	–	–	–
–	–	–	–	–
–	3,469,965	–	–	–
–	–	–	–	–
411,905	637,069	350,322	294,588	876,044
28,447,135	8,404,237	11,138,102	11,744,119	18,209,139
$3,371,243,385	$937,554,589	$707,330,236	$973,146,813	$2,990,854,394
$2,662,580,932	$1,234,281,760	$631,368,089	$841,497,453	$2,291,073,786
(6,776,198)	3,049,035	3,233,118	(285,534)	130,153
344,596,840	(391,680,440)	29,799,220	58,680,145	157,760,055
370,841,811	91,904,234	42,929,809	73,254,749	541,890,400
$3,371,243,385	$937,554,589	$707,330,236	$973,146,813	$2,990,854,394

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2018

	Alpha Strategy Fund	Fundamental Equity Fund	Global Equity Research Fund
Net assets by class:
Class A Shares	$494,975,254	$1,426,940,993	$2,544,834
Class C Shares	$198,008,711	$393,699,513	$633,289
Class F Shares	$217,359,864	$268,192,570	$1,276,280
Class F3 Shares	$36,174,448	$21,753,463	$11,880
Class I Shares	$96,465,615	$131,277,436	$1,195,662
Class P Shares	–	$6,441,664	–
Class R2 Shares	$2,674,303	$6,173,156	$12,107
Class R3 Shares	$30,373,955	$127,867,972	$12,123
Class R4 Shares	$2,912,565	$4,615,343	$12,160
Class R5 Shares	$97,506	$396,027	$12,201
Class R6 Shares	$3,937,908	$17,952,130	$209,960
Class T Shares	–	–	–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,329,746	113,281,280	221,226
Class C Shares	8,669,061	35,081,985	55,412
Class F Shares	8,000,946	21,513,874	110,850
Class F3 Shares	1,307,194	1,711,280	1,030.5
Class I Shares	3,489,434	10,360,092	103,806
Class P Shares	–	520,883	–
Class R2 Shares	102,594	501,601	1,054
Class R3 Shares	1,156,271	10,332,765	1,054.6
Class R4 Shares	108,037	368,200	1,056.9
Class R5 Shares	3,525	31,244	1,059
Class R6 Shares	142,267	1,411,495	18,219
Class T Shares	–	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$27.00	$12.60	$11.50
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.65	$13.37	$12.20
Class C Shares-Net asset value	$22.84	$11.22	$11.43
Class F Shares-Net asset value	$27.17	$12.47	$11.51
Class F3 Shares-Net asset value	$27.67	$12.71	$11.53
Class I Shares-Net asset value	$27.65	$12.67	$11.52
Class P Shares-Net asset value	–	$12.37	–
Class R2 Shares-Net asset value	$26.07	$12.31	$11.49
Class R3 Shares-Net asset value	$26.27	$12.38	$11.50
Class R4 Shares-Net asset value	$26.96	$12.53	$11.51
Class R5 Shares-Net asset value	$27.66	$12.68	$11.52
Class R6 Shares-Net asset value	$27.68	$12.72	$11.52
Class T Shares-Net asset value	–	–	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	–	–

58	See Notes to Financial Statements.

Growth Leaders Fund	International Dividend Income Fund	International Equity Fund	International Opportunities Fund	Value Opportunities Fund
$812,646,008	$359,292,120	$233,349,667	$226,787,914	$942,038,232
$563,122,110	$62,653,886	$24,961,103	$54,715,323	$294,365,215
$1,091,757,566	$74,837,699	$70,510,188	$328,422,617	$433,967,273
$25,908,972	$31,798,702	$6,286,693	$26,875,386	$348,326,297
$825,408,412	$396,968,199	$356,524,686	$289,906,808	$690,847,734
–	–	$51,888	$229,336	$29,582,782
$1,718,549	$397,125	$568,602	$5,036,361	$8,342,904
$13,846,562	$9,313,002	$10,982,245	$9,755,041	$85,117,123
$5,812,790	$28,415	$839,811	$5,406,529	$58,116,581
$7,040,108	$11,001	$77,806	$4,204,537	$5,607,004
$23,970,756	$2,254,440	$3,177,547	$21,806,961	$94,532,926
$11,552	–	–	–	$10,323
27,740,571	46,098,434	16,429,822	11,211,045	48,432,880
20,291,947	8,110,155	1,774,162	2,907,270	16,971,864
36,829,258	9,568,332	4,993,808	16,387,682	21,874,139
867,363	4,058,383	438,159	1,289,623	17,171,589
27,699,931	50,629,594	24,892,420	13,951,596	34,177,813
–	–	3,651	11,106	1,549,217
59,172	49,858	40,110	253,064	446,437
478,293	1,182,606	785,134	490,930	4,508,090
198,381	3,649	59,348	268,131	2,992,109
236,188	1,405.13	5,449	202,407	277,214
802,484	287,631	221,562	1,046,355	4,659,867
394	–	–	–	531
$29.29	$7.79	$14.20	$20.23	$19.45
$31.08	$8.27	$15.07	$21.46	$20.64
$27.75	$7.73	$14.07	$18.82	$17.34
$29.64	$7.82	$14.12	$20.04	$19.84
$29.87	$7.84	$14.35	$20.84	$20.29
$29.80	$7.84	$14.32	$20.78	$20.21
–	–	$14.21	$20.65	$19.10
$29.04	$7.97	$14.18	$19.90	$18.69
$28.95	$7.87	$13.99	$19.87	$18.88
$29.30	$7.79	$14.15	$20.16	$19.42
$29.81	$7.83	$14.28	$20.77	$20.23
$29.87	$7.84	$14.34	$20.84	$20.29
$29.32	–	–	–	$19.44
$30.07	–	–	–	$19.94

See Notes to Financial Statements.	59

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2018

	Alpha Strategy Fund	Fundamental Equity Fund	Global Equity Research Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $437,917, $2,273, $0, $1,473,598, $940,041, $865,364 and $24,813, respectively)	$–	$27,028,623	$42,476
Dividends from Underlying Funds	2,934,648	–	–
Interest and other	424	132,500	207
Total investment income	2,935,072	27,161,123	42,683
Expenses:
Management fee	554,803	6,889,444	16,832
12b-1 distribution plan-Class A	626,409	1,897,186	2,523
12b-1 distribution plan-Class B	3,562	9,858	–
12b-1 distribution plan-Class C	1,062,490	2,131,285	2,080
12b-1 distribution plan-Class F	110,713	141,290	618
12b-1 distribution plan-Class P	–	15,612	–
12b-1 distribution plan-Class R2	8,575	22,177	36
12b-1 distribution plan-Class R3	78,780	350,405	30
12b-1 distribution plan-Class R4	3,088	5,720	15
12b-1 distribution plan-Class T	–	–	–
Shareholder servicing	570,342	1,413,035	929
Fund administration	221,921	513,468	987
Registration	75,576	85,763	56,716
Reports to shareholders	65,947	124,445	1,685
Custody	9,614	27,215	4,948
Professional	23,821	45,318	25,801
Trustees’ fees	12,265	29,169	55
Offering costs	–	–	7,885
Other	11,437	48,490	4,851
Gross expenses	3,439,343	13,749,880	125,991
Expense reductions (See Note 9)	(7,973)	(18,726)	(37)
Fees waived and expenses reimbursed (See Note 3)	(554,803)	–	(101,183)
Net expenses	2,876,567	13,731,154	24,771
Net investment income (loss)	58,505	13,429,969	17,912
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	78,619,679	–	–
Net realized gain on investments in Underlying Funds	28,075,985	–	–
Net realized gain (loss) on investments (net of foreign capital gains tax of $0, $0, $0, $0, $0, $562,123, $601,090 and $0, respectively)	–	140,425,217	184,917
Net realized gain (loss) on foreign currency exchange contracts	–	–	(8,967)
Net realized gain (loss) on written options	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	–	(584)
Net change in unrealized appreciation/depreciation on investments	–	(105,689,956)	316
Net change in unrealized appreciation/depreciation in Underlying Funds	(56,947,265)	–	–
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	–	11,075
Net change in unrealized appreciation/depreciation on options	–	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	580
Net realized and unrealized gain (loss)	49,748,399	34,735,261	187,337
Net Increase (Decrease) in Net Assets Resulting From Operations	$49,806,904	$48,165,230	$205,249

60	See Notes to Financial Statements.

Growth Leaders Fund	International Dividend Income Fund	International Equity Fund	International Opportunities Fund	Value Opportunities Fund
$7,881,520	$15,527,084	$8,127,485	$7,353,805	$18,339,390
–	–	–	–	–
129,985	22,701	37,192	81,182	94,850
8,011,505	15,549,785	8,164,677	7,434,987	18,434,240
8,581,633	3,494,320	2,399,697	3,416,123	10,857,227
982,388	457,523	300,379	267,506	1,240,874
1,572	–	1,891	1,141	6,094
2,742,339	331,977	128,861	245,998	1,586,332
518,267	38,669	34,015	146,453	237,519
–	–	156	522	71,573
5,171	1,515	1,900	15,645	26,730
33,972	29,339	29,768	24,515	211,287
7,231	45	892	5,328	77,207
14	–	–	–	13
1,043,735	345,947	280,661	307,739	1,531,246
646,859	200,142	137,126	182,193	622,363
102,950	70,871	78,051	99,817	140,480
118,062	48,560	36,906	31,151	169,419
18,844	230,411	111,143	105,442	24,530
36,631	49,111	47,204	39,725	42,302
32,157	11,568	7,289	9,051	34,587
–	–	–	–	–
41,972	35,906	32,906	41,019	46,664
14,913,797	5,345,904	3,628,845	4,939,368	16,926,447
(19,513)	(4,326)	(2,742)	(4,957)	(18,314)
(518,689)	(295,651)	(276,327)	–	–
14,375,595	5,045,927	3,349,776	4,934,411	16,908,133
(6,364,090)	10,503,858	4,814,901	2,500,576	1,526,107
–	–	–	–	–
–	–	–	–	–
349,576,677	54,073,546	38,940,034	59,675,419	161,588,094
–	(4,987,385)	(2,509,896)	(1,805,331)	–
–	–	–	(1,001,000)	–
–	(590,770)	1,727,448	503,346	–
(104,215,206)	(23,431,048)	(31,840,832)	(55,320,606)	(175,126,598)
–	–	–	–	–
–	2,582,152	1,726,452	2,114,700	–
–	–	–	(992,421)	–
–	(109,657)	(13,951)	(51,898)	–
245,361,471	27,536,838	8,029,255	3,122,209	(13,538,504)
$238,997,381	$38,040,696	$12,844,156	$5,622,785	$(12,012,397)

See Notes to Financial Statements.	61

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$58,505	$(3,479,487)
Capital gain distributions received from Underlying Funds	78,619,679	57,871,335
Net realized gain (loss) on investments and foreign currency related transactions	–	–
Net realized gain on investments in Underlying Funds	28,075,985	73,204,166
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(56,947,265)	118,138,740
Net change in unrealized appreciation/depreciation on investments, foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	–	–
Net increase in net assets resulting from operations	49,806,904	245,734,754
Distributions to shareholders from:
Net investment income
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Net realized gain
Class A	(54,348,075)	(55,318,828)
Class B	(139,024)	(508,140)
Class C	(27,631,213)	(32,030,506)
Class F	(24,159,500)	(26,130,404)
Class F3	(3,752,805)	–
Class I	(10,054,757)	(7,340,823)
Class P	–	–
Class R2	(330,799)	(298,197)
Class R3	(3,558,134)	(3,825,073)
Class R4	(230,724)	(40,486)
Class R5	(9,146)	(1,052)
Class R6	(425,823)	(80,661)
Total distributions to shareholders	(124,640,000)	(125,574,170)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	111,725,172	290,270,982
Reinvestment of distributions	107,898,804	107,106,054
Cost of shares reacquired	(192,301,315)	(501,332,811)
Net increase (decrease) in net assets resulting from capital share transactions	27,322,661	(103,955,775)
Net increase (decrease) in net assets	(47,510,435)	16,204,809
NET ASSETS:
Beginning of period	$1,130,490,564	$1,114,285,755
End of period	$1,082,980,129	$1,130,490,564
Undistributed (distributions in excess of) net investment income	$(4,242,657)	$(4,301,162)
*	For the period January 17, 2017 (commencement of operations) to October 31, 2017.

62	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Research Fund
For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017*
$13,429,969	$32,527,794	$17,912	$30,382
–	–	–	–
140,425,217	299,968,704	175,366	200,789
–	–	–	–
–	–	–	–
(105,689,956)	119,354,814	11,971	320,916
48,165,230	451,851,312	205,249	552,087
(19,522,930)	(25,173,660)	(16,201)	–
–	(102,842)	–	–
(2,510,845)	(4,948,705)	(2,359)	–
(4,020,383)	(5,204,052)	(12,787)	–
(312,089)	–	(134)	–
(2,362,456)	(2,486,080)	(13,338)	–
(68,821)	(148,944)	–	–
(75,532)	(94,171)	(74)	–
(1,485,703)	(2,055,670)	(84)	–
(58,356)	(2,106)	(110)	–
(15,964)	(2,310)	(136)	–
(97,676)	(7,568)	(138)	–
(159,018,493)	(60,367,654)	(75,602)	–
(436,747)	(619,571)	–	–
(49,809,463)	(21,921,733)	(15,761)	–
(29,338,538)	(11,296,010)	(53,270)	–
(2,085,894)	–	(510)	–
(15,916,253)	(5,102,200)	(51,401)	–
(738,443)	(410,518)	–	–
(844,666)	(296,884)	(525)	–
(15,135,338)	(5,891,910)	(525)	–
(446,349)	(4,500)	(525)	–
(107,195)	(4,692)	(525)	–
(652,832)	(15,303)	(525)	–
(305,060,966)	(146,157,083)	(244,530)	–
147,375,723	382,748,155	1,338,298	3,850,124
280,805,443	133,850,011	244,329	–
(424,431,630)	(1,000,946,753)	(10,009)	(15,052)
3,749,536	(484,348,587)	1,572,618	3,835,072
(253,146,200)	(178,654,358)	1,533,337	4,387,159
$2,658,456,467	$2,837,110,825	$4,387,159	$–
$2,405,310,267	$2,658,456,467	$5,920,496	$4,387,159
$7,889,665	$24,990,451	$10,770	$38,219

See Notes to Financial Statements.	63

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(6,364,090)	$(6,976,443)
Net realized gain (loss) on investments and foreign currency related transactions	349,576,677	264,255,911
Net change in unrealized appreciation/depreciation on investments, foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(104,215,206)	337,975,396
Net increase in net assets resulting from operations	238,997,381	595,254,864
Distributions to shareholders from:
Net investment income
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Net realized gain
Class A	(47,438,304)	–
Class B	(38,213)	–
Class C	(34,566,934)	–
Class F	(60,807,764)	–
Class F3	(1,206,691)	–
Class I	(45,292,112)	–
Class R2	(115,744)	–
Class R3	(849,982)	–
Class R4	(312,085)	–
Class R5	(359,518)	–
Class R6	(1,316,788)	–
Class T	(676)	–
Total distributions to shareholders	(192,304,811)	–
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	973,824,804	990,493,367
Reinvestment of distributions	175,226,006	–
Cost of shares reacquired	(574,378,017)	(955,261,897)
Net increase (decrease) in net assets resulting from capital share transactions	574,672,793	35,231,470
Net increase (decrease) in net assets	621,365,363	630,486,334
NET ASSETS:
Beginning of period	$2,749,878,022	$2,119,391,688
End of period	$3,371,243,385	$2,749,878,022
Undistributed (distributions in excess of) net investment income	$(6,776,198)	$(412,108)

64	See Notes to Financial Statements.

International Dividend Income Fund		International Equity Fund
For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
$10,503,858	$37,820,851	$4,814,901	$9,552,015
48,495,391	(7,563,152)	38,157,586	42,742,534
(20,958,553)	156,683,599	(30,128,331)	58,903,800
38,040,696	186,941,298	12,844,156	111,198,349
(3,213,027)	(12,788,289)	(4,679,235)	(5,326,381)
–	–	–	(31,492)
(328,809)	(1,956,948)	(313,590)	(420,035)
(728,998)	(4,070,409)	(1,317,661)	(1,455,989)
(306,175)	(2,726)	(129,945)	–
(4,413,465)	(19,812,921)	(6,383,141)	(3,938,350)
–	–	(1,601)	(1,887)
(3,311)	(20,037)	(10,881)	(9,725)
(77,292)	(402,876)	(218,531)	(294,578)
(285)	(777)	(13,032)	(206)
(110)	(359)	(1,577)	(227)
(23,210)	(76,135)	(68,783)	(270,198)
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
(9,094,682)	(39,131,477)	(13,137,977)	(11,749,068)
106,815,202	169,320,262	151,633,792	233,755,451
8,677,157	37,490,989	12,682,291	11,216,988
(252,519,888)	(650,587,021)	(103,929,604)	(244,826,099)
(137,027,529)	(443,775,770)	60,386,479	146,340
(108,081,515)	(295,965,949)	60,092,658	99,595,621
$1,045,636,104	$1,341,602,053	$647,237,578	$547,641,957
$937,554,589	$1,045,636,104	$707,330,236	$647,237,578
$3,049,035	$1,639,859	$3,233,118	$11,556,194

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (concluded)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income	$2,500,576	$3,567,762
Net realized gain on investments, options written and foreign currency related transactions	57,372,434	60,370,944
Net change in unrealized appreciation/depreciation on investments, foreign currency exchange contracts, options written and translation of assets and liabilities denominated in foreign currencies	(54,250,225)	97,767,153
Net increase (decrease) in net assets resulting from operations	5,622,785	161,705,859
Distributions to shareholders from:
Net investment income
Class A	(1,622,742)	(1,014,524)
Class C	(158,994)	–
Class F	(2,481,783)	(725,717)
Class F3	(196,851)	–
Class I	(2,806,785)	(2,470,038)
Class P	(1,321)	(1,121)
Class R2	(28,212)	(15,577)
Class R3	(57,534)	(108,350)
Class R4	(33,335)	(16,612)
Class R5	(41,452)	(26,598)
Class R6	(177,843)	(22,874)
Class T	–	–
Net realized gain
Class A	(6,943,251)	–
Class B	(12,436)	–
Class C	(1,609,242)	–
Class F	(9,046,858)	–
Class F3	(669,678)	–
Class I	(9,642,409)	–
Class P	(7,907)	–
Class R2	(186,335)	–
Class R3	(365,846)	–
Class R4	(138,356)	–
Class R5	(142,205)	–
Class R6	(605,012)	–
Class T	–	–
Total distributions to shareholders	(36,976,387)	(4,401,411)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	338,670,519	364,531,156
Reinvestment of distributions	32,872,443	4,117,627
Cost of shares reacquired	(169,334,846)	(288,977,464)
Net increase in net assets resulting from capital share transactions	202,208,116	79,671,319
Net increase (decrease) in net assets	170,854,514	236,975,767
NET ASSETS:
Beginning of period	$802,292,299	$565,316,532
End of period	$973,146,813	$802,292,299
Undistributed (distributions in excess of) net investment income	$(285,534)	$4,820,742

66	See Notes to Financial Statements.

Value Opportunities Fund
For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
$1,526,107	$3,803,259
161,588,094	189,398,531
(175,126,598)	246,055,550
(12,012,397)	439,257,340
–	–
–	–
(191,592)	(744,559)
(778,813)	–
(1,689,351)	(875,266)
–	–
–	–
–	–
(48,534)	(2,857)
(10,045)	(83,687)
(252,212)	(122,483)
(15)	–
(61,341,762)	(57,219,828)
(137,223)	(455,599)
(22,036,489)	(21,417,677)
(28,118,942)	(39,955,662)
(18,470,901)	–
(41,161,437)	(26,858,098)
(2,002,032)	(2,180,705)
(574,421)	(381,708)
(5,401,401)	(6,001,389)
(3,784,086)	(194,885)
(292,775)	(2,454,897)
(5,981,655)	(3,441,365)
(622)	–
(192,274,308)	(162,390,665)
609,104,733	1,474,040,599
182,370,843	152,980,526
(786,594,393)	(1,388,276,457)
4,881,183	238,744,668
(199,405,522)	515,611,343
$3,190,259,916	$2,674,648,573
$2,990,854,394	$3,190,259,916
$130,153	$1,574,608

See Notes to Financial Statements.	67

Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(c)	$28.92	$ 0.01	$1.25	$1.26	$ –	$(3.18)	$(3.18)
10/31/2017	25.94	(0.05)	5.96	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.03)	0.19	0.16	(0.19)	(3.82)	(4.01)
10/31/2015	32.40	0.02	0.78	0.80	(0.48)	(2.93)	(3.41)
10/31/2014	32.63	0.02	2.16	2.18	(1.29)	(1.12)	(2.41)
10/31/2013	24.71	0.09	8.92	9.01	(0.04)	(1.05)	(1.09)
Class C
4/30/2018(c)	25.03	(0.07)	1.06	0.99	–	(3.18)	(3.18)
10/31/2017	22.96	(0.21)	5.21	5.00	–	(2.93)	(2.93)
10/31/2016	26.83	(0.19)	0.14	(0.05)	–	(3.82)	(3.82)
10/31/2015	29.51	(0.19)	0.71	0.52	(0.27)	(2.93)	(3.20)
10/31/2014	29.95	(0.20)	1.98	1.78	(1.10)	(1.12)	(2.22)
10/31/2013	22.89	(0.10)	8.21	8.11	–	(1.05)	(1.05)
Class F
4/30/2018(c)	29.06	0.03	1.26	1.29	–	(3.18)	(3.18)
10/31/2017	26.01	(0.02)	6.00	5.98	–	(2.93)	(2.93)
10/31/2016	29.87	0.02	0.17	0.19	(0.23)	(3.82)	(4.05)
10/31/2015	32.49	0.07	0.78	0.85	(0.54)	(2.93)	(3.47)
10/31/2014	32.71	0.06	2.17	2.23	(1.33)	(1.12)	(2.45)
10/31/2013	24.77	0.14	8.93	9.07	(0.08)	(1.05)	(1.13)
Class F3
4/30/2018(c)	29.52	0.06	1.27	1.33	–	(3.18)	(3.18)
4/4/2017 to 10/31/2017(e)	26.15	(0.01)	3.38	3.37	–	–	–
Class I
4/30/2018(c)	29.50	0.05	1.28	1.33	–	(3.18)	(3.18)
10/31/2017	26.34	0.02	6.07	6.09	–	(2.93)	(2.93)
10/31/2016	30.20	0.02	0.20	0.22	(0.26)	(3.82)	(4.08)
10/31/2015	32.81	0.11	0.78	0.89	(0.57)	(2.93)	(3.50)
10/31/2014	33.01	0.10	2.18	2.28	(1.36)	(1.12)	(2.48)
10/31/2013	24.99	0.17	9.01	9.18	(0.11)	(1.05)	(1.16)
Class R2
4/30/2018(c)	28.07	(0.03)	1.21	1.18	–	(3.18)	(3.18)
10/31/2017	25.34	(0.14)	5.80	5.66	–	(2.93)	(2.93)
10/31/2016	29.16	(0.11)	0.18	0.07	(0.07)	(3.82)	(3.89)
10/31/2015	31.81	(0.07)	0.75	0.68	(0.40)	(2.93)	(3.33)
10/31/2014	32.07	(0.09)	2.13	2.04	(1.18)	(1.12)	(2.30)
10/31/2013	24.35	0.04	8.73	8.77	–	(1.05)	(1.05)

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.00	4.58	(d)	0.43	(f)	0.53	(f)	0.09	(f)	$494,975	8	(d)
28.92	24.55		0.41		0.54		(0.19)		510,601	6
25.94	0.91		0.27		0.55		(0.10)		507,241	13
29.79	2.54		0.25		0.53		0.08		580,945	8
32.40	6.89		0.25		0.53		0.07		586,429	5
32.63	37.98		0.25		0.54		0.33		567,124	8

22.84	4.18	(d)	1.18	(f)	1.28	(f)	(0.64	)(f)	198,009	8	(d)
25.03	23.69		1.16		1.29		(0.92)		224,568	6
22.96	0.12		1.02		1.30		(0.84)		265,906	13
26.83	1.76		1.00		1.28		(0.67)		314,946	8
29.51	6.09		1.00		1.27		(0.68)		318,668	5
29.95	36.97		0.99		1.28		(0.40)		294,780	8

27.17	4.67	(d)	0.28	(f)	0.38	(f)	0.25	(f)	217,360	8	(d)
29.06	24.78		0.27		0.39		(0.06)		247,908	6
26.01	1.05		0.12		0.40		0.06		230,558	13
29.87	2.68		0.10		0.38		0.23		271,865	8
32.49	7.05		0.10		0.38		0.20		267,679	5
32.71	38.19		0.10		0.39		0.49		197,939	8

27.67	4.74	(d)	0.09	(f)	0.19	(f)	0.43	(f)	36,174	8	(d)
29.52	12.89	(d)	0.09	(f)	0.19	(f)	(0.08	)(f)	34,672	6

27.65	4.75	(d)	0.18	(f)	0.28	(f)	0.34	(f)	96,466	8	(d)
29.50	24.90		0.16		0.30		0.06		69,232	6
26.34	1.15		0.02		0.30		0.09		67,982	13
30.20	2.78		0.00		0.28		0.36		43,135	8
32.81	7.14		0.00		0.28		0.31		52,339	5
33.01	38.32		0.00		0.29		0.60		44,998	8

26.07	4.43	(d)	0.78	(f)	0.88	(f)	(0.23	)(f)	2,674	8	(d)
28.07	24.11		0.76		0.89		(0.55)		3,064	6
25.34	0.57		0.62		0.90		(0.45)		2,704	13
29.16	2.16		0.60		0.88		(0.22)		2,704	8
31.81	6.55		0.60		0.88		(0.30)		3,479	5
32.07	37.49		0.60		0.89		0.14		2,738	8

See Notes to Financial Statements.	69

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2018(c)	$28.25	$(0.02)	$1.22	$1.20	$ –	$(3.18)	$(3.18)
10/31/2017	25.46	(0.11)	5.83	5.72	–	(2.93)	(2.93)
10/31/2016	29.30	(0.09)	0.19	0.10	(0.12)	(3.82)	(3.94)
10/31/2015	31.93	(0.05)	0.76	0.71	(0.41)	(2.93)	(3.34)
10/31/2014	32.18	(0.05)	2.13	2.08	(1.21)	(1.12)	(2.33)
10/31/2013	24.41	0.04	8.78	8.82	–	(1.05)	(1.05)
Class R4
4/30/2018(c)	28.88	–	1.26	1.26	–	(3.18)	(3.18)
10/31/2017	25.90	(0.09)	6.00	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.07)	0.23	0.16	(0.23)	(3.82)	(4.05)
6/30/2015 to 10/31/2015(g)	31.87	(0.03)	(2.05)	(2.08)	–	–	–
Class R5
4/30/2018(c)	29.52	0.05	1.27	1.32	–	(3.18)	(3.18)
10/31/2017	26.35	(0.04)	6.14	6.10	–	(2.93)	(2.93)
10/31/2016	30.20	0.04	0.19	0.23	(0.26)	(3.82)	(4.08)
6/30/2015 to 10/31/2015(g)	32.28	–	(2.08)	(2.08)	–	–	–
Class R6
4/30/2018(c)	29.52	0.06	1.28	1.34	–	(3.18)	(3.18)
10/31/2017	26.34	(0.01)	6.12	6.11	–	(2.93)	(2.93)
10/31/2016	30.20	– (h)	0.23	0.23	(0.27)	(3.82)	(4.09)
6/30/2015 to 10/31/2015(g)	32.28	– (h)	(2.08)	(2.08)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.
(h)	Amount less than $0.01.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.27	4.47	(d)	0.68	(f)	0.78	(f)	(0.15	)(f)	$30,374	8	(d)
28.25	24.24		0.65		0.79		(0.43)		33,190	6
25.46	0.68		0.52		0.80		(0.35)		34,223	13
29.30	2.28		0.50		0.78		(0.17)		36,656	8
31.93	6.62		0.50		0.78		(0.15)		36,695	5
32.18	37.60		0.50		0.79		0.13		34,574	8

26.96	4.59	(d)	0.43	(f)	0.53	(f)	0.02	(f)	2,913	8	(d)
28.88	24.60		0.42		0.53		(0.34)		1,998	6
25.90	0.91		0.28		0.55		(0.27)		278	13
29.79	(6.53	)(d)	0.25	(f)	0.53	(f)	(0.25	)(f)	9	8

27.66	4.71	(d)	0.18	(f)	0.28	(f)	0.35	(f)	98	8	(d)
29.52	24.93		0.18		0.28		(0.13)		84	6
26.35	1.19		–		0.30		0.16		9	13
30.20	(6.44	)(d)	0.00	(f)	0.28	(f)	0.00	(f)	9	8

27.68	4.78	(d)	0.09	(f)	0.19	(f)	0.43	(f)	3,938	8	(d)
29.52	24.98		0.09		0.19		1.34		3,855	6
26.34	1.17		0.03		0.17		(0.01)		675	13
30.20	(6.44	)(d)	0.00	(f)	0.12	(f)	0.03	(f)	9	8

See Notes to Financial Statements.	71

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(c)	$13.99	$0.07	$0.15	$0.22	$(0.18)	$(1.43)	$(1.61)
10/31/2017	12.54	0.17	1.94	2.11	(0.19)	(0.47)	(0.66)
10/31/2016	13.32	0.19	0.34	0.53	(0.17)	(1.14)	(1.31)
10/31/2015	16.00	0.15	0.04	0.19	(0.10)	(2.77)	(2.87)
10/31/2014	16.83	0.07	1.67	1.74	(0.04)	(2.53)	(2.57)
10/31/2013	13.08	0.07	3.92	3.99	(0.09)	(0.15)	(0.24)
Class C
4/30/2018(c)	12.58	0.02	0.12	0.14	(0.07)	(1.43)	(1.50)
10/31/2017	11.33	0.07	1.76	1.83	(0.11)	(0.47)	(0.58)
10/31/2016	12.14	0.09	0.31	0.40	(0.07)	(1.14)	(1.21)
10/31/2015	14.83	0.04	0.04	0.08	– (e)	(2.77)	(2.77)
10/31/2014	15.83	(0.03)	1.56	1.53	–	(2.53)	(2.53)
10/31/2013	12.31	(0.02)	3.70	3.68	(0.01)	(0.15)	(0.16)
Class F
4/30/2018(c)	13.87	0.08	0.15	0.23	(0.20)	(1.43)	(1.63)
10/31/2017	12.44	0.19	1.93	2.12	(0.22)	(0.47)	(0.69)
10/31/2016	13.23	0.21	0.33	0.54	(0.19)	(1.14)	(1.33)
10/31/2015	15.93	0.17	0.05	0.22	(0.15)	(2.77)	(2.92)
10/31/2014	16.77	0.10	1.67	1.77	(0.08)	(2.53)	(2.61)
10/31/2013	13.03	0.11	3.90	4.01	(0.12)	(0.15)	(0.27)
Class F3
4/30/2018(c)	14.12	0.10	0.13	0.23	(0.21)	(1.43)	(1.64)
4/4/2017 to 10/31/2017(f)	13.24	0.11	0.77	0.88	–	–	–
Class I
4/30/2018(c)	14.09	0.09	0.13	0.22	(0.21)	(1.43)	(1.64)
10/31/2017	12.62	0.21	1.96	2.17	(0.23)	(0.47)	(0.70)
10/31/2016	13.40	0.23	0.34	0.57	(0.21)	(1.14)	(1.35)
10/31/2015	16.11	0.18	0.04	0.22	(0.16)	(2.77)	(2.93)
10/31/2014	16.93	0.12	1.69	1.81	(0.10)	(2.53)	(2.63)
10/31/2013	13.15	0.13	3.94	4.07	(0.14)	(0.15)	(0.29)
Class P
4/30/2018(c)	13.74	0.06	0.13	0.19	(0.13)	(1.43)	(1.56)
10/31/2017	12.32	0.14	1.92	2.06	(0.17)	(0.47)	(0.64)
10/31/2016	13.10	0.17	0.33	0.50	(0.14)	(1.14)	(1.28)
10/31/2015	15.79	0.12	0.04	0.16	(0.08)	(2.77)	(2.85)
10/31/2014	16.64	0.05	1.65	1.70	(0.02)	(2.53)	(2.55)
10/31/2013	12.92	0.06	3.88	3.94	(0.07)	(0.15)	(0.22)

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.60	1.58	(d)	0.96	(g)	1.15	(g)	$1,426,941	58	(d)
13.99	17.45		0.96		1.29		1,571,170	96
12.54	4.36		0.98		1.60		1,653,389	135
13.32	1.18		0.97		1.09		2,027,292	149
16.00	11.65		1.05		0.43		2,683,790	113
16.83	31.11		1.06		0.50		3,031,190	87

11.22	1.21	(d)	1.71	(g)	0.40	(g)	393,700	58	(d)
12.58	16.63		1.72		0.55		445,017	96
11.33	3.59		1.73		0.85		544,649	135
12.14	0.40		1.72		0.34		713,824	149
14.83	10.90		1.71		(0.22)		986,381	113
15.83	30.30		1.71		(0.15)		1,012,597	87

12.47	1.68	(d)	0.81	(g)	1.30	(g)	268,193	58	(d)
13.87	17.62		0.81		1.43		323,584	96
12.44	4.48		0.83		1.76		304,083	135
13.23	1.35		0.82		1.25		436,263	149
15.93	11.93		0.81		0.68		793,101	113
16.77	31.49		0.82		0.75		716,579	87

12.71	1.80	(d)	0.61	(g)	1.49	(g)	21,753	58	(d)
14.12	6.65	(d)	0.62	(g)	1.42	(g)	20,497	96

12.67	1.71	(d)	0.71	(g)	1.41	(g)	131,277	58	(d)
14.09	17.81		0.72		1.54		120,146	96
12.62	4.64		0.73		1.87		142,316	135
13.40	1.37		0.72		1.36		236,867	149
16.11	12.05		0.71		0.78		449,870	113
16.93	31.66		0.72		0.84		531,676	87

12.37	1.44	(d)	1.16	(g)	0.94	(g)	6,442	58	(d)
13.74	17.28		1.17		1.11		7,096	96
12.32	4.17		1.18		1.40		10,798	135
13.10	0.94		1.17		0.90		13,733	149
15.79	11.51		1.16		0.32		21,373	113
16.64	31.08		1.17		0.42		26,424	87

See Notes to Financial Statements.	73

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2018(c)	$13.68	$0.05	$0.14	$0.19	$(0.13)	$(1.43)	$(1.56)
10/31/2017	12.27	0.12	1.91	2.03	(0.15)	(0.47)	(0.62)
10/31/2016	13.05	0.15	0.33	0.48	(0.12)	(1.14)	(1.26)
10/31/2015	15.71	0.10	0.04	0.14	(0.03)	(2.77)	(2.80)
10/31/2014	16.57	0.03	1.64	1.67	– (e)	(2.53)	(2.53)
10/31/2013	12.87	0.04	3.87	3.91	(0.06)	(0.15)	(0.21)
Class R3
4/30/2018(c)	13.75	0.06	0.14	0.20	(0.14)	(1.43)	(1.57)
10/31/2017	12.34	0.14	1.90	2.04	(0.16)	(0.47)	(0.63)
10/31/2016	13.12	0.16	0.33	0.49	(0.13)	(1.14)	(1.27)
10/31/2015	15.80	0.11	0.06	0.17	(0.08)	(2.77)	(2.85)
10/31/2014	16.66	0.04	1.65	1.69	(0.02)	(2.53)	(2.55)
10/31/2013	12.94	0.05	3.89	3.94	(0.07)	(0.15)	(0.22)
Class R4
4/30/2018(c)	13.94	0.07	0.14	0.21	(0.19)	(1.43)	(1.62)
10/31/2017	12.52	0.16	1.95	2.11	(0.22)	(0.47)	(0.69)
10/31/2016	13.32	0.17	0.36	0.53	(0.19)	(1.14)	(1.33)
6/30/2015 to 10/31/2015(h)	13.52	0.05	(0.25)	(0.20)	–	–	–
Class R5
4/30/2018(c)	14.09	0.09	0.14	0.23	(0.21)	(1.43)	(1.64)
10/31/2017	12.63	0.19	1.97	2.16	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.17	0.40	0.57	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–
Class R6
4/30/2018(c)	14.12	0.10	0.14	0.24	(0.21)	(1.43)	(1.64)
10/31/2017	12.64	0.21	1.97	2.18	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.23	0.35	0.58	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Annualized.
(h)	Commenced on June 30, 2015.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.31	1.40	(d)	1.31	(g)	0.81	(g)	$ 6,173	58	(d)
13.68	17.07		1.31		0.93		8,062	96
12.27	3.97		1.33		1.25		7,952	135
13.05	0.81		1.33		0.76		10,543	149
15.71	11.33		1.31		0.17		19,744	113
16.57	30.87		1.31		0.26		25,111	87

12.38	1.42	(d)	1.21	(g)	0.90	(g)	127,868	58	(d)
13.75	17.19		1.21		1.04		147,010	96
12.34	4.09		1.23		1.35		157,626	135
13.12	0.97		1.22		0.84		206,984	149
15.80	11.41		1.21		0.28		304,459	113
16.66	31.04		1.21		0.35		322,951	87

12.53	1.60	(d)	0.96	(g)	1.14	(g)	4,615	58	(d)
13.94	17.45		0.95		1.19		4,355	96
12.52	4.37		0.95		1.40		121	135
13.32	(1.48	)(d)	0.93	(g)	1.12	(g)	10	149

12.68	1.72	(d)	0.71	(g)	1.45	(g)	396	58	(d)
14.09	17.73		0.70		1.40		1,049	96
12.63	4.64		0.68		1.40		125	135
13.41	(1.40	)(d)	0.68	(g)	1.37	(g)	10	149

12.72	1.80	(d)	0.62	(g)	1.47	(g)	17,952	58	(d)
14.12	17.97		0.62		1.51		6,440	96
12.64	4.73		0.61		1.88		123	135
13.41	(1.40	)(d)	0.59	(g)	1.46	(g)	10	149

See Notes to Financial Statements.	75

Financial Highlights

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(d)	$11.58	$0.04		$0.51	$0.55	$(0.11)	$(0.52)	$(0.63)
1/17/2017 to 10/31/2017(e)	10.00	0.08		1.50	1.58	–	–	–
Class C
4/30/2018(d)	11.52	–	(g)	0.51	0.51	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(e)	10.00	(0.02)		1.54	1.52	–	–	–
Class F
4/30/2018(d)	11.60	0.05		0.51	0.56	(0.13)	(0.52)	(0.65)
1/17/2017 to 10/31/2017(e)	10.00	0.10		1.50	1.60	–	–	–
Class F3
4/30/2018(d)	11.61	0.05		0.53	0.58	(0.14)	(0.52)	(0.66)
4/4/2017 to 10/31/2017(h)	10.28	0.07		1.26	1.33	–	–	–
Class I
4/30/2018(d)	11.61	0.05		0.52	0.57	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(e)	10.00	0.10		1.51	1.61	–	–	–
Class R2
4/30/2018(d)	11.55	0.02		0.51	0.53	(0.07)	(0.52)	(0.59)
1/17/2017 to 10/31/2017(e)	10.00	0.05		1.50	1.55	–	–	–
Class R3
4/30/2018(d)	11.56	0.03		0.51	0.54	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(e)	10.00	0.06		1.50	1.56	–	–	–
Class R4
4/30/2018(d)	11.58	0.04		0.52	0.56	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(e)	10.00	0.08		1.50	1.58	–	–	–
Class R5
4/30/2018(d)	11.61	0.05		0.52	0.57	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(e)	10.00	0.10		1.51	1.61	–	–	–
Class R6
4/30/2018(d)	11.61	0.09		0.48	0.57	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(e)	10.00	0.11		1.50	1.61	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Unaudited.
(e)	Commenced on January 17, 2017.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$11.50	4.98	1.04	(f)	5.12	(f)	0.70	(f)	$2,545	50	(c)
11.58	15.80	1.05	(f)	5.00	(f)	0.96	(f)	1,667	140

11.43	4.60	1.78	(f)	5.85	(f)	(0.04	)(f)	633	50	(c)
11.52	15.20	1.80	(f)	5.61	(f)	(0.24	)(f)	336	140

11.51	5.01	0.89	(f)	5.00	(f)	0.82	(f)	1,276	50	(c)
11.60	16.00	0.90	(f)	4.86	(f)	1.12	(f)	1,178	140

11.53	5.21	0.74	(f)	4.89	(f)	0.97	(f)	12	50	(c)
11.61	12.94	0.75	(f)	4.78	(f)	1.04	(f)	11	140

11.52	5.10	0.79	(f)	4.90	(f)	0.92	(f)	1,196	50	(c)
11.61	16.10	0.80	(f)	4.76	(f)	1.23	(f)	1,137	140

11.49	4.82	1.39	(f)	5.50	(f)	0.32	(f)	12	50	(c)
11.55	15.50	1.40	(f)	5.36	(f)	0.64	(f)	12	140

11.50	4.91	1.29	(f)	5.41	(f)	0.42	(f)	12	50	(c)
11.56	15.60	1.30	(f)	5.25	(f)	0.74	(f)	12	140

11.51	5.05	1.03	(f)	5.15	(f)	0.73	(f)	12	50	(c)
11.58	15.80	1.05	(f)	5.00	(f)	0.93	(f)	12	140

11.52	5.10	0.79	(f)	4.91	(f)	0.92	(f)	12	50	(c)
11.61	16.10	0.80	(f)	4.74	(f)	1.25	(f)	12	140

11.52	5.12	0.67	(f)	4.35	(f)	1.62	(f)	210	50	(c)
11.61	16.10	0.75	(f)	4.72	(f)	1.30	(f)	12	140

See Notes to Financial Statements.	77

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(c)	$28.97	$(0.06)	$2.21	$2.15	$ –	$(1.83)	$(1.83)
10/31/2017	22.42	(0.06)	6.61	6.55	–	–	–
10/31/2016	23.73	0.03	(0.24)	(0.21)	–	(1.10)	(1.10)
10/31/2015	23.08	(0.02)	1.96	1.94	–	(1.29)	(1.29)
10/31/2014	21.44	– (e)	3.01	3.01	–	(1.37)	(1.37)
10/31/2013	15.15	(0.03)	6.36	6.33	(0.04)	–	(0.04)
Class C
4/30/2018(c)	27.63	(0.16)	2.11	1.95	–	(1.83)	(1.83)
10/31/2017	21.54	(0.24)	6.33	6.09	–	–	–
10/31/2016	23.01	(0.14)	(0.23)	(0.37)	–	(1.10)	(1.10)
10/31/2015	22.57	(0.19)	1.92	1.73	–	(1.29)	(1.29)
10/31/2014	21.14	(0.15)	2.95	2.80	–	(1.37)	(1.37)
10/31/2013	15.02	(0.15)	6.30	6.15	(0.03)	–	(0.03)
Class F
4/30/2018(c)	29.26	(0.02)	2.23	2.21	–	(1.83)	(1.83)
10/31/2017	22.59	(0.01)	6.68	6.67	–	–	–
10/31/2016	23.87	0.06	(0.24)	(0.18)	–	(1.10)	(1.10)
10/31/2015	23.17	0.01	1.98	1.99	–	(1.29)	(1.29)
10/31/2014	21.49	0.04	3.01	3.05	–	(1.37)	(1.37)
10/31/2013	15.18	– (e)	6.39	6.39	(0.08)	–	(0.08)
Class F3
4/30/2018(c)	29.46	(0.02)	2.26	2.24	–	(1.83)	(1.83)
4/4/2017 to 10/31/2017(h)	24.81	(0.03)	4.68	4.65	–	–	–
Class I
4/30/2018(c)	29.40	(0.02)	2.25	2.23	–	(1.83)	(1.83)
10/31/2017	22.69	(0.01)	6.72	6.71	–	–	–
10/31/2016	23.95	0.08	(0.24)	(0.16)	–	(1.10)	(1.10)
10/31/2015	23.23	0.04	1.97	2.01	–	(1.29)	(1.29)
10/31/2014	21.51	0.06	3.03	3.09	–	(1.37)	(1.37)
10/31/2013	15.20	0.04	6.36	6.40	(0.09)	–	(0.09)
Class R2
4/30/2018(c)	28.78	(0.11)	2.20	2.09	–	(1.83)	(1.83)
10/31/2017	22.35	(0.15)	6.58	6.43	–	–	–
10/31/2016	23.74	(0.05)	(0.24)	(0.29)	–	(1.10)	(1.10)
10/31/2015	23.17	(0.10)	1.96	1.86	–	(1.29)	(1.29)
10/31/2014	21.58	(0.07)	3.03	2.96	–	(1.37)	(1.37)
10/31/2013	15.19	0.04	6.38	6.42	(0.03)	–	(0.03)

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$29.29	7.73	(d)	0.90	(g)	0.91	(g)	(0.41	)(g)	$812,646	86	(d)
28.97	29.21		0.91		0.96		(0.23)		754,101	192
22.42	(0.96)		0.85		0.98		0.12		750,576	246
23.73	8.84		0.85		0.99		(0.09)		742,393	271
23.08	15.59		0.85		1.04		0.01		495,861	507
21.44	42.20		0.85		1.34		(0.14)		191,798	451	(f)

27.75	7.36	(d)	1.65	(g)	1.65	(g)	(1.16	)(g)	563,122	86	(d)
27.63	28.27		1.66		1.71		(0.99)		523,008	192
21.54	(1.72)		1.60		1.73		(0.64)		482,693	246
23.01	8.07		1.59		1.74		(0.84)		414,557	271
22.57	13.81		1.56		1.76		(0.71)		236,853	507
21.14	41.24		1.45		1.88		(0.79)		66,471	451	(f)

29.64	7.87	(d)	0.66	(g)	0.76	(g)	(0.16	)(g)	1,091,758	86	(d)
29.26	29.53		0.70		0.81		(0.04)		1,103,103	192
22.59	(0.82)		0.70		0.83		0.26		763,623	246
23.87	9.03		0.70		0.84		0.06		733,463	271
23.17	14.80		0.68		0.87		0.17		498,908	507
21.49	42.51		0.60		1.07		0.01		109,011	451	(f)

29.87	7.92	(d)	0.60	(g)	0.60	(g)	(0.12	)(g)	25,909	86	(d)
29.46	18.74	(d)	0.59		0.62		(0.19)		18,841	192

29.80	7.90	(d)	0.65	(g)	0.66	(g)	(0.16	)(g)	825,408	86	(d)
29.40	29.57		0.67		0.70		(0.06)		303,795	192
22.69	(0.73)		0.60		0.74		0.36		98,506	246
23.95	9.10		0.60		0.74		0.16		96,090	271
23.23	14.93		0.57		0.76		0.29		71,803	507
21.51	42.67		0.50		0.95		0.21		50,326	451	(f)

29.04	7.57	(d)	1.26	(g)	1.26	(g)	(0.74	)(g)	1,719	86	(d)
28.78	28.77		1.26		1.30		(0.60)		1,784	192
22.35	(1.35)		1.20		1.34		(0.24)		1,267	246
23.74	8.49		1.20		1.34		(0.44)		593	271
23.17	14.24		1.18		1.37		(0.31)		342	507
21.58	42.62		0.58		1.70		0.22		44	451	(f)

See Notes to Financial Statements.	79

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2018(c)	$28.68	$(0.09)	$2.19	$2.10	$ –	$(1.83)	$(1.83)
10/31/2017	22.25	(0.12)	6.55	6.43	–	–	–
10/31/2016	23.62	(0.04)	(0.23)	(0.27)	–	(1.10)	(1.10)
10/31/2015	23.03	(0.08)	1.96	1.88	–	(1.29)	(1.29)
10/31/2014	21.45	(0.04)	2.99	2.95	–	(1.37)	(1.37)
10/31/2013	15.16	(0.06)	6.38	6.32	(0.03)	–	(0.03)
Class R4
4/30/2018(c)	28.97	(0.06)	2.22	2.16	–	(1.83)	(1.83)
10/31/2017	22.42	(0.08)	6.63	6.55	–	–	–
10/31/2016	23.74	(0.01)	(0.21)	(0.22)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(i)	23.42	(0.01)	0.33	0.32	–	–	–
Class R5
4/30/2018(c)	29.41	(0.02)	2.25	2.23	–	(1.83)	(1.83)
10/31/2017	22.70	– (e)	6.71	6.71	–	–	–
10/31/2016	23.95	0.02	(0.17)	(0.15)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(i)	23.61	0.01	0.33	0.34	–	–	–
Class R6
4/30/2018(c)	29.46	(0.02)	2.26	2.24	–	(1.83)	(1.83)
10/31/2017	22.72	(0.02)	6.76	6.74	–	–	–
10/31/2016	23.96	0.08	(0.22)	(0.14)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(i)	23.61	0.02	0.33	0.35	–	–	–
Class T
4/30/2018(c)	28.96	(0.05)	2.24	2.19	–	(1.83)	(1.83)
7/28/2017 to 10/31/2017(j)	27.04	(0.02)	1.96	1.94	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.
(g)	Annualized.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.
(j)	Commenced on July 28, 2017.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$28.95	7.63	(d)	1.15	(g)	1.15	(g)	(0.65	)(g)	$13,847	86	(d)
28.68	28.90		1.16		1.21		(0.48)		13,261	192
22.25	(1.23)		1.10		1.24		(0.17)		13,471	246
23.62	8.58		1.10		1.24		(0.35)		13,501	271
23.03	14.34		1.07		1.26		(0.20)		10,191	507
21.45	41.98		1.00		1.39		(0.33)		8,289	451	(f)

29.30	7.77	(d)	0.90	(g)	0.90	(g)	(0.43	)(g)	5,813	86	(d)
28.97	29.21		0.92		0.95		(0.31)		4,698	192
22.42	(1.00)		0.85		1.00		(0.03)		1,735	246
23.74	1.37	(d)	0.87	(h)	0.99	(h)	(0.18	)(h)	10	271

29.81	7.90	(d)	0.65	(g)	0.66	(g)	(0.16	)(g)	7,040	86	(d)
29.41	29.56		0.67		0.71		(0.01)		5,810	192
22.70	(0.68)		0.60		0.75		0.08		3,700	246
23.95	1.44	(d)	0.60	(h)	0.72	(h)	0.09	(h)	10	271

29.87	7.92	(d)	0.60	(g)	0.60	(g)	(0.11	)(g)	23,971	86	(d)
29.46	29.67		0.59		0.62		(0.06	)(h)	20,884	192
22.72	(0.64)		0.50		0.63		0.34		1,534	246
23.96	1.48	(d)	0.48	(h)	0.60	(h)	0.21	(h)	10	271

29.32	7.80	(d)	0.82	(g)	0.82	(g)	(0.32	)(g)	12	86	(d)
28.98	7.17	(d)	0.83		0.83		(0.30)		11	192

See Notes to Financial Statements.	81

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2018(c)	$7.63	$0.08	$0.15	$ 0.23	$(0.07)	$ –	$(0.07)
10/31/2017	6.71	0.22	0.95	1.17	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
10/31/2015	8.75	0.25	(1.22)	(0.97)	(0.24)	(0.49)	(0.73)
10/31/2014	9.11	0.36	(0.31)	0.05	(0.41)	–	(0.41)
10/31/2013	7.80	0.33	1.31	1.64	(0.33)	–	(0.33)
Class C
4/30/2018(c)	7.56	0.05	0.16	0.21	(0.04)	–	(0.04)
10/31/2017	6.66	0.17	0.92	1.09	(0.19)	–	(0.19)
10/31/2016	6.99	0.19	(0.34)	(0.15)	(0.18)	–	(0.18)
10/31/2015	8.68	0.19	(1.20)	(1.01)	(0.19)	(0.49)	(0.68)
10/31/2014	9.04	0.31	(0.31)	–	(0.36)	–	(0.36)
10/31/2013	7.75	0.28	1.29	1.57	(0.28)	–	(0.28)
Class F
4/30/2018(c)	7.66	0.09	0.14	0.23	(0.07)	–	(0.07)
10/31/2017	6.73	0.24	0.95	1.19	(0.26)	–	(0.26)
10/31/2016	7.06	0.25	(0.34)	(0.09)	(0.24)	–	(0.24)
10/31/2015	8.77	0.27	(1.23)	(0.96)	(0.26)	(0.49)	(0.75)
10/31/2014	9.12	0.39	(0.30)	0.09	(0.44)	–	(0.44)
10/31/2013	7.81	0.36	1.30	1.66	(0.35)	–	(0.35)
Class F3
4/30/2018(c)	7.67	0.09	0.16	0.25	(0.08)	–	(0.08)
4/4/2017 to 10/31/2017(e)	7.03	(0.01)	0.79	0.78	(0.14)	–	(0.14)
Class I
4/30/2018(c)	7.68	0.09	0.15	0.24	(0.08)	–	(0.08)
10/31/2017	6.75	0.25	0.94	1.19	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
10/31/2015	8.79	0.27	(1.22)	(0.95)	(0.27)	(0.49)	(0.76)
10/31/2014	9.14	0.42	(0.32)	0.10	(0.45)	–	(0.45)
10/31/2013	7.83	0.36	1.31	1.67	(0.36)	–	(0.36)
Class R2
4/30/2018(c)	7.80	0.06	0.16	0.22	(0.05)	–	(0.05)
10/31/2017	6.86	0.21	0.95	1.16	(0.22)	–	(0.22)
10/31/2016	7.19	0.22	(0.35)	(0.13)	(0.20)	–	(0.20)
10/31/2015	8.92	0.22	(1.24)	(1.02)	(0.22)	(0.49)	(0.71)
10/31/2014	9.27	0.36	(0.32)	0.04	(0.39)	–	(0.39)
10/31/2013	7.94	0.32	1.32	1.64	(0.31)	–	(0.31)

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:
		Total
		expenses
		after			Net
Net		waivers			invest-		Net
asset		and/or			ment		assets,	Portfolio
value,	Total	reimburse-	Total		income		end of	turnover
end of	return	ments	expenses		(loss)		period	rate
period	(%)(b)	(%)	(%)		(%)		(000)	(%)

$7.79	3.00 (d)	1.12 (f)	1.15	(f)	2.05	(f)	$ 359,292	26	(d)
7.63	17.68	1.12	1.14		3.15		367,465	61
6.71	(1.52)	1.12	1.20		3.57		419,886	58
7.05	(11.74)	1.12	1.19		3.14		710,835	77
8.75	0.47	1.12	1.24		3.99		1,000,763	72
9.11	21.54	1.12	1.27		3.94		954,305	78

7.73	2.77 (d)	1.87 (f)	1.90	(f)	1.28	(f)	62,654	26	(d)
7.56	16.60	1.87	1.89		2.41		68,558	61
6.66	(2.01)	1.87	1.95		2.85		86,306	58
6.99	(12.49)	1.84	1.90		2.40		142,492	77
8.68	(0.14)	1.77	1.89		3.42		191,120	72
9.04	20.70	1.77	1.92		3.33		143,807	78

7.82	3.07 (d)	0.91 (f)	1.00	(f)	2.24	(f)	74,838	26	(d)
7.66	17.96	0.91	0.99		3.37		95,299	61
6.73	(1.22)	0.91	1.05		3.78		111,056	58
7.06	(11.65)	0.90	1.00		3.38		210,696	77
8.77	0.83	0.87	0.99		4.24		322,648	72
9.12	21.80	0.87	1.02		4.23		228,586	78

7.84	3.25 (d)	0.82 (f)	0.84	(f)	2.42	(f)	31,799	26	(d)
7.67	11.16 (d)	0.77 (f)	0.83	(f)	(0.19	)(f)	27,215	61

7.84	3.11 (d)	0.81 (f)	0.90	(f)	2.23	(f)	396,968	26	(d)
7.68	18.02	0.81	0.89		3.48		471,341	61
6.75	(1.10)	0.81	0.95		3.90		710,951	58
7.08	(11.52)	0.80	0.91		3.50		1,080,845	77
8.79	0.93	0.77	0.89		4.53		963,200	72
9.14	21.86	0.77	0.92		4.28		1,005,558	78

7.97	2.86 (d)	1.47 (f)	1.50	(f)	1,62	(f)	397	26	(d)
7.80	17.17	1.47	1.49		2.93		592	61
6.86	(1.70)	1.47	1.55		3.28		680	58
7.19	(12.13)	1.44	1.51		2.80		1,029	77
8.92	0.33	1.37	1.49		3.86		1,298	72
9.27	21.13	1.37	1.52		3.73		860	78

See Notes to Financial Statements.	83

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R3
4/30/2018(c)	$7.71	$0.06	$ 0.16	$ 0.22	$(0.06)	$ –	$(0.06)
10/31/2017	6.78	0.21	0.95	1.16	(0.23)	–	(0.23)
10/31/2016	7.11	0.22	(0.34)	(0.12)	(0.21)	–	(0.21)
10/31/2015	8.83	0.23	(1.23)	(1.00)	(0.23)	(0.49)	(0.72)
10/31/2014	9.18	0.37	(0.32)	0.05	(0.40)	–	(0.40)
10/31/2013	7.86	0.35	1.29	1.64	(0.32)	–	(0.32)
Class R4
4/30/2018(c)	7.62	0.08	0.16	0.24	(0.07)	–	(0.07)
10/31/2017	6.71	0.21	0.95	1.16	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
6/30/2015 to 10/31/2015(g)	7.75	0.05	(0.72)	(0.67)	(0.03)	–	(0.03)
Class R5
4/30/2018(c)	7.66	0.09	0.16	0.25	(0.08)	–	(0.08)
10/31/2017	6.74	0.24	0.94	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.35)	(0.09)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)
Class R6
4/30/2018(c)	7.67	0.09	0.16	0.25	(0.08)	–	(0.08)
10/31/2017	6.75	0.26	0.92	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after			Net
Net			waivers			invest-		Net
asset			and/or			ment		assets,	Portfolio
value,	Total		reimburse-	Total		income		end of	turnover
end of	return		ments	expenses		(loss)		period	rate
period	(%)(b)		(%)	(%)		(%)		(000)	(%)

$7.87	2.80	(d)	1.37 (f)	1.40	(f)	1.63	(f)	$ 9,313	26	(d)
7.71	17.35		1.37	1.39		2.90		12,888	61
6.78	(1.58)		1.37	1.44		3.29		12,697	58
7.11	(12.03)		1.34	1.40		2.93		12,680	77
8.83	0.41		1.27	1.39		4.03		11,273	72
9.18	21.30		1.27	1.42		4.11		5,200	78

7.79	3.12	(d)	1.12 (f)	1.14	(f)	1.99	(f)	28	26	(d)
7.62	17.60		1.11	1.11		2.85		38	61
6.71	(1.48)		1.12	1.16		3.57		9	58
7.05	(8.56	)(d)	1.12 (f)	1.15	(f)	2.02	(f)	9	77

7.83	3.25	(d)	0.86 (f)	0.86	(f)	2.32	(f)	11	26	(d)
7.66	17.90		0.87	0.87		3.39		11	61
6.74	(1.24)		0.87	0.92		3.81		9	58
7.08	(8.46	)(d)	0.87 (f)	0.90	(f)	2.28	(f)	9	77

7.84	3.25	(d)	0.82 (f)	0.84	(f)	2.38	(f)	2,254	26	(d)
7.67	17.88		0.81	0.83		3.45		2,229	61
6.75	(1.09)		0.80	0.82		3.88		9	58
7.08	(8.46	)(d)	0.80 (f)	0.80	(f)	2.34	(f)	9	77

See Notes to Financial Statements.	85

Financial Highlights

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:

	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)(a)	gain (loss)	operations	income	period
Class A
4/30/2018(c)	$14.10	$0.08	$ 0.30	$ 0.38	$(0.28)	$14.20
10/31/2017	12.03	0.18	2.15	2.33	(0.26)	14.10
10/31/2016	12.64	0.27	(0.72)	(0.45)	(0.16)	12.03
10/31/2015	13.34	0.20	(0.75)	(0.55)	(0.15)	12.64
10/31/2014	13.97	0.17	(0.54)	(0.37)	(0.26)	13.34
10/31/2013	11.43	0.18	2.62	2.80	(0.26)	13.97
Class C
4/30/2018(c)	13.92	0.03	0.29	0.32	(0.17)	14.07
10/31/2017	11.86	0.09	2.13	2.22	(0.16)	13.92
10/31/2016	12.45	0.18	(0.70)	(0.52)	(0.07)	11.86
10/31/2015	13.14	0.11	(0.75)	(0.64)	(0.05)	12.45
10/31/2014	13.77	0.09	(0.54)	(0.45)	(0.18)	13.14
10/31/2013	11.27	0.09	2.61	2.70	(0.20)	13.77
Class F
4/30/2018(c)	14.02	0.11	0.29	0.40	(0.30)	14.12
10/31/2017	11.96	0.22	2.12	2.34	(0.28)	14.02
10/31/2016	12.55	0.29	(0.70)	(0.41)	(0.18)	11.96
10/31/2015	13.26	0.24	(0.77)	(0.53)	(0.18)	12.55
10/31/2014	13.89	0.18	(0.51)	(0.33)	(0.30)	13.26
10/31/2013	11.36	0.18	2.64	2.82	(0.29)	13.89
Class F3
4/30/2018(c)	14.25	0.11	0.30	0.41	(0.31)	14.35
4/4/2017 to 10/31/2017(e)	12.34	0.05	1.86	1.91	–	14.25
Class I
4/30/2018(c)	14.23	0.12	0.28	0.40	(0.31)	14.32
10/31/2017	12.13	0.24	2.16	2.40	(0.30)	14.23
10/31/2016	12.73	0.33	(0.73)	(0.40)	(0.20)	12.13
10/31/2015	13.44	0.25	(0.76)	(0.51)	(0.20)	12.73
10/31/2014	14.07	0.21	(0.53)	(0.32)	(0.31)	13.44
10/31/2013	11.51	0.22	2.64	2.86	(0.30)	14.07
Class P
4/30/2018(c)	14.10	0.06	0.30	0.36	(0.25)	14.21
10/31/2017	12.03	0.15	2.16	2.31	(0.24)	14.10
10/31/2016	12.63	0.25	(0.71)	(0.46)	(0.14)	12.03
10/31/2015	13.31	0.17	(0.75)	(0.58)	(0.10)	12.63
10/31/2014	13.94	0.17	(0.55)	(0.38)	(0.25)	13.31
10/31/2013	11.39	0.16	2.63	2.79	(0.24)	13.94

86	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

	Total
	expenses				Net
	after waivers				investment		Net assets,	Portfolio
Total	and/or		Total		income		end of	turnover
return	reimbursements		expenses		(loss)		period	rate
(%)(b)	(%)		(%)		(%)		(000)	(%)

2.70 (d)	1.14	(f)	1.16	(f)	1.16	(f)	$233,350	47	(d)
19.80	1.12		1.22		1.43		241,626	163
(3.54)	1.12		1.31		2.29		263,064	164
(4.16)	1.12		1.33		1.56		341,437	62
(2.67)	1.12		1.36		1.25		368,087	64
24.99	1.12		1.38		1.41		437,271	81

2.31 (d)	1.89	(f)	1.91	(f)	0.41	(f)	24,961	47	(d)
19.02	1.85		1.95		0.71		25,687	163
(4.21)	1.85		2.04		1.54		31,798	164
(4.86)	1.81		2.02		0.86		42,057	62
(3.31)	1.75		1.99		0.65		49,491	64
24.26	1.75		2.01		0.77		57,779	81

2.79 (d)	0.89	(f)	1.01	(f)	1.50	(f)	70,510	47	(d)
20.17	0.87		1.06		1.71		63,479	163
(3.24)	0.87		1.16		2.48		62,655	164
(3.99)	0.87		1.14		1.85		63,830	62
(2.46)	0.87		1.11		1.29		78,364	64
25.35	0.87		1.13		1.42		142,063	81

2.94 (d)	0.74	(f)	0.84	(f)	1.58	(f)	6,287	47	(d)
15.48 (d)	0.68	(f)	0.91	(f)	0.65	(f)	5,847	163

2.86 (d)	0.79	(f)	0.91	(f)	1.66	(f)	356,525	47	(d)
20.26	0.77		0.96		1.87		292,598	163
(3.15)	0.77		1.05		2.74		160,673	164
(3.83)	0.77		1.04		1.92		61,077	62
(2.34)	0.77		1.01		1.50		95,958	64
25.37	0.77		1.03		1.77		155,754	81

2.58 (d)	1.34	(f)	1.37	(f)	0.78	(f)	52	47	(d)
19.59	1.32		1.42		1.19		89	163
(3.65)	1.32		1.51		2.12		95	164
(4.38)	1.28		1.49		1.32		110	62
(2.77)	1.22		1.46		1.20		150	64
24.91	1.22		1.48		1.30		278	81

See Notes to Financial Statements.	87

Financial Highlights (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:

	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning	investment	unrealized	investment	investment	end of
	of period	income(a)	gain (loss)	operations	income	period
Class R2
4/30/2018(c)	$14.05	$0.05	$ 0.30	$ 0.35	$(0.22)	$14.18
10/31/2017	11.99	0.16	2.12	2.28	(0.22)	14.05
10/31/2016	12.58	0.23	(0.71)	(0.48)	(0.11)	11.99
10/31/2015	13.29	0.17	(0.76)	(0.59)	(0.12)	12.58
10/31/2014	13.92	0.15	(0.55)	(0.40)	(0.23)	13.29
10/31/2013	11.41	0.15	2.61	2.76	(0.25)	13.92
Class R3
4/30/2018(c)	13.87	0.06	0.30	0.36	(0.24)	13.99
10/31/2017	11.84	0.15	2.12	2.27	(0.24)	13.87
10/31/2016	12.44	0.23	(0.70)	(0.47)	(0.13)	11.84
10/31/2015	13.14	0.17	(0.74)	(0.57)	(0.13)	12.44
10/31/2014	13.77	0.16	(0.55)	(0.39)	(0.24)	13.14
10/31/2013	11.28	0.16	2.59	2.75	(0.26)	13.77
Class R4
4/30/2018(c)	14.07	0.09	0.29	0.38	(0.30)	14.15
10/31/2017	12.00	0.17	2.16	2.33	(0.26)	14.07
10/31/2016	12.63	0.27	(0.72)	(0.45)	(0.18)	12.00
6/30/2015 to 10/31/2015(g)	13.06	0.04	(0.47)	(0.43)	–	12.63
Class R5
4/30/2018(c)	14.19	0.11	0.29	0.40	(0.31)	14.28
10/31/2017	12.11	0.16	2.21	2.37	(0.29)	14.19
10/31/2016	12.73	0.30	(0.72)	(0.42)	(0.20)	12.11
6/30/2015 to 10/31/2015(g)	13.15	0.05	(0.47)	(0.42)	–	12.73
Class R6
4/30/2018(c)	14.24	0.11	0.30	0.41	(0.31)	14.34
10/31/2017	12.14	0.26	2.14	2.40	(0.30)	14.24
10/31/2016	12.74	0.17	(0.57)	(0.40)	(0.20)	12.14
6/30/2015 to 10/31/2015(g)	13.15	0.06	(0.47)	(0.41)	–	12.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

88	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total
		expenses				Net
		after waivers				investment		Net assets,	Portfolio
Total		and/or		Total		income		end of	turnover
return		reimbursements		expenses		(loss)		period	rate
(%)(b)		(%)		(%)		(%)		(000)	(%)

2.54	(d)	1.49	(f)	1.52	(f)	0.69	(f)	$ 569	47	(d)
19.40		1.47		1.56		1.22		679	163
(3.85)		1.47		1.66		1.93		517	164
(4.48)		1.43		1.64		1.31		658	62
(2.89)		1.37		1.61		1.07		1,011	64
24.65		1.37		1.63		1.20		868	81

2.56	(d)	1.38	(f)	1.41	(f)	0.84	(f)	10,982	47	(d)
19.63		1.34		1.44		1.23		12,674	163
(3.79)		1.36		1.54		1.99		14,945	164
(4.35)		1.33		1.53		1.35		18,466	62
(2.85)		1.26		1.50		1.15		20,156	64
24.80		1.26		1.52		1.27		19,739	81

2.70	(d)	1.13	(f)	1.16	(f)	1.31	(f)	840	47	(d)
19.92		1.10		1.18		1.25		582	163
(3.55)		1.12		1.28		2.27		9	164
(3.29	)(d)	1.12	(f)	1.25	(f)	0.89	(f)	10	62

2.87	(d)	0.89	(f)	0.91	(f)	1.47	(f)	78	47	(d)
20.10		0.87		0.94		1.21		71	163
(3.31)		0.87		1.04		2.52		9	164
(3.19	)(d)	0.87	(f)	1.00	(f)	1.14	(f)	10	62

2.87	(d)	0.74	(f)	0.84	(f)	1.59	(f)	3,178	47	(d)
20.35		0.70		0.86		2.04		3,074	163
(3.14)		0.65		0.88		1.39		10,765	164
(3.12	)(d)	0.70	(f)	0.84	(f)	1.31	(f)	10	62

See Notes to Financial Statements.	89

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2018(c)	$20.88	$0.05	$ 0.20	$ 0.25	$(0.17)	$(0.73)	$(0.90)
10/31/2017	16.13	0.09	4.77	4.86	(0.11)	–	(0.11)
10/31/2016	17.01	0.13	(0.30)	(0.17)	(0.10)	(0.61)	(0.71)
10/31/2015	16.22	0.09	1.36	1.45	(0.18)	(0.48)	(0.66)
10/31/2014	16.83	0.11	(0.51)	0.40	(0.21)	–	(0.21)
10/31/2013	13.17	0.10	3.82	3.92	(0.26)	–	(0.26)
Class C
4/30/2018(c)	19.46	(0.03)	0.19	0.16	(0.07)	(0.73)	(0.80)
10/31/2017	15.03	(0.04)	4.47	4.43	–	–	–
10/31/2016	15.92	0.01	(0.28)	(0.27)	(0.01)	(0.61)	(0.62)
10/31/2015	15.23	(0.04)	1.29	1.25	(0.08)	(0.48)	(0.56)
10/31/2014	15.84	(0.02)	(0.46)	(0.48)	(0.13)	–	(0.13)
10/31/2013	12.41	– (e)	3.61	3.61	(0.18)	–	(0.18)
Class F
4/30/2018(c)	20.70	0.07	0.20	0.27	(0.20)	(0.73)	(0.93)
10/31/2017	16.00	0.11	4.73	4.84	(0.14)	–	(0.14)
10/31/2016	16.88	0.15	(0.29)	(0.14)	(0.13)	(0.61)	(0.74)
10/31/2015	16.11	0.10	1.37	1.47	(0.22)	(0.48)	(0.70)
10/31/2014	16.73	0.14	(0.50)	(0.36)	(0.26)	–	(0.26)
10/31/2013	13.09	0.17	3.76	3.93	(0.29)	–	(0.29)
Class F3
4/30/2018(c)	21.49	0.09	0.21	0.30	(0.22)	(0.73)	(0.95)
4/4/2017 to 10/31/2017(f)	17.75	(0.02)	3.76	3.74	–	–	–
Class I
4/30/2018(c)	21.44	0.07	0.21	0.28	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.14	4.90	5.04	(0.16)	–	(0.16)
10/31/2016	17.44	0.17	(0.30)	(0.13)	(0.14)	(0.61)	(0.75)
10/31/2015	16.63	0.13	1.39	1.52	(0.23)	(0.48)	(0.71)
10/31/2014	17.25	0.15	(0.51)	(0.36)	(0.26)	–	(0.26)
10/31/2013	13.49	0.15	3.91	4.06	(0.30)	–	(0.30)
Class P
4/30/2018(c)	21.26	0.02	0.22	0.24	(0.12)	(0.73)	(0.85)
10/31/2017	16.40	0.04	4.88	4.92	(0.06)	–	(0.06)
10/31/2016	17.27	0.08	(0.29)	(0.21)	(0.05)	(0.61)	(0.66)
10/31/2015	16.46	0.05	1.40	1.45	(0.16)	(0.48)	(0.64)
10/31/2014	17.08	0.07	(0.51)	(0.44)	(0.18)	–	(0.18)
10/31/2013	13.36	0.09	3.88	3.97	(0.25)	–	(0.25)

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net
Net				invest-		Net
asset				ment		assets,	Portfolio
value,	Total	Total		income		end of	turnover
end of	return	expenses		(loss)		period	rate
period	(%)(b)	(%)		(%)		(000)	(%)

$20.23	1.24 (d)	1.18	(g)	0.44	(g)	$226,788	37	(d)
20.88	30.38	1.23		0.50		190,861	76
16.13	(0.99)	1.35		0.82		153,000	82
17.01	9.36	1.33		0.51		160,628	82
16.22	(2.39)	1.35		0.66		117,037	80
16.83	30.26	1.47		0.66		99,530	100

18.82	0.86 (d)	1.93	(g)	(0.26	)(g)	54,715	37	(d)
19.46	29.47	1.97		(0.26)		39,434	76
15.03	(1.75)	2.09		0.08		27,396	82
15.92	8.58	2.06		(0.23)		31,273	82
15.23	(3.12)	2.06		(0.10)		21,868	80
15.84	29.43	2.10		0.03		18,138	100

20.04	1.30 (d)	1.03	(g)	0.65	(g)	328,423	37	(d)
20.70	30.59	1.07		0.58		264,221	76
16.00	(0.84)	1.20		0.96		88,852	82
16.88	9.52	1.18		0.61		118,963	82
16.11	(2.21)	1.18		0.80		44,607	80
16.73	30.63	1.22		1.13		18,046	100

20.84	1.37 (d)	0.87	(g)	0.85	(g)	26,875	37	(d)
21.49	21.13 (d)	0.89	(g)	(0.15	)(g)	18,095	76

20.78	1.37 (d)	0.93	(g)	0.65	(g)	289,907	37	(d)
21.44	30.74	0.99		0.76		249,331	76
16.56	(0.75)	1.10		1.06		267,188	82
17.44	9.59	1.08		0.77		296,965	82
16.63	(2.10)	1.08		0.87		274,583	80
17.25	30.74	1.12		0.99		259,952	100

20.65	1.13 (d)	1.38	(g)	0.18	(g)	229	37	(d)
21.26	30.12	1.45		0.23		229	76
16.40	(1.17)	1.55		0.49		363	82
17.27	9.15	1.53		0.29		595	82
16.46	(2.60)	1.53		0.38		872	80
17.08	30.19	1.57		0.57		1,096	100

See Notes to Financial Statements.	91

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R2
4/30/2018(c)	$20.53	$ – (e)	$ 0.21	$ 0.21	$(0.11)	$(0.73)	$(0.84)
10/31/2017	15.89	0.04	4.69	4.73	(0.09)	–	(0.09)
10/31/2016	16.81	0.08	(0.30)	(0.22)	(0.09)	(0.61)	(0.70)
10/31/2015	16.05	0.02	1.35	1.37	(0.13)	(0.48)	(0.61)
10/31/2014	16.69	0.04	(0.48)	(0.44)	(0.20)	–	(0.20)
10/31/2013	13.07	0.06	3.79	3.85	(0.23)	–	(0.23)
Class R3
4/30/2018(c)	20.49	0.01	0.22	0.23	(0.12)	(0.73)	(0.85)
10/31/2017	15.85	0.02	4.71	4.73	(0.09)	–	(0.09)
10/31/2016	16.73	0.11	(0.31)	(0.20)	(0.07)	(0.61)	(0.68)
10/31/2015	15.97	0.05	1.34	1.39	(0.15)	(0.48)	(0.63)
10/31/2014	16.57	0.07	(0.49)	(0.42)	(0.18)	–	(0.18)
10/31/2013	12.98	0.06	3.78	3.84	(0.25)	–	(0.25)
Class R4
4/30/2018(c)	20.82	0.05	0.20	0.25	(0.18)	(0.73)	(0.91)
10/31/2017	16.11	0.10	4.75	4.85	(0.14)	–	(0.14)
10/31/2016	17.01	0.09	(0.26)	(0.17)	(0.12)	(0.61)	(0.73)
6/30/2015 to 10/31/2015(h)	17.49	– (e)	(0.48)	(0.48)	–	–	–
Class R5
4/30/2018(c)	21.43	0.07	0.21	0.28	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.15	4.88	5.03	(0.16)	–	(0.16)
10/31/2016	17.44	0.18	(0.31)	(0.13)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(h)	17.92	0.02	(0.50)	(0.48)	–	–	–
Class R6
4/30/2018(c)	21.49	0.08	0.22	0.30	(0.22)	(0.73)	(0.95)
10/31/2017	16.60	0.20	4.85	5.05	(0.16)	–	(0.16)
10/31/2016	17.45	0.17	(0.27)	(0.10)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(h)	17.92	0.03	(0.50)	(0.47)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Annualized.
(h)	Commenced on June 30, 2015.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$19.90	1.06	(d)	1.53	(g)	0.02	(g)	$ 5,036	37	(d)
20.53	29.96		1.57		0.21		5,228	76
15.89	(1.34)		1.71		0.49		2,520	82
16.81	8.92		1.68		0.15		935	82
16.05	(2.69)		1.68		0.26		198	80
16.69	29.97		1.72		0.40		201	100

19.87	1.13	(d)	1.43	(g)	0.13	(g)	9,755	37	(d)
20.49	30.07		1.47		0.14		9,828	76
15.85	(1.20)		1.59		0.67		18,124	82
16.73	9.11		1.56		0.29		9,161	82
15.97	(2.63)		1.56		0.39		6,000	80
16.57	30.14		1.62		0.45		6,133	100

20.16	1.22	(d)	1.18	(g)	0.52	(g)	5,407	37	(d)
20.82	30.43		1.23		0.56		3,334	76
16.11	(1.03)		1.38		0.57		1,883	82
17.01	(2.74	)(d)	1.35	(g)	0.03	(g)	10	82

20.77	1.37	(d)	0.93	(g)	0.65	(g)	4,205	37	(d)
21.43	30.69		0.98		0.79		4,121	76
16.56	(0.75)		1.13		1.06		2,751	82
17.44	(2.68	)(d)	1.10	(g)	0.28	(g)	10	82

20.84	1.37	(d)	0.87	(g)	0.79	(g)	21,807	37	(d)
21.49	30.85		0.90		1.03		17,212	76
16.60	(0.56)		0.94		1.00		1,843	82
17.45	(2.62	)(d)	0.93	(g)	0.48	(g)	13	82

See Notes to Financial Statements.	93

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
					Total
		Net		Net	from
	Net asset	invest-		realized	invest-
	value,	ment		and	ment	Net	Net	Total
	beginning	income		unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)		gain (loss)	tions	income	gain	butions
Class A
4/30/2018(c)	$20.80	$0.01		$(0.11)	$(0.10)	$ –	$(1.25)	$(1.25)
10/31/2017	18.95	0.03		2.95	2.98	–	(1.13)	(1.13)
10/31/2016	19.56	0.02		0.77	0.79	–	(1.40)	(1.40)
10/31/2015	21.67	(0.01)		0.77	0.76	–	(2.87)	(2.87)
10/31/2014	21.44	(0.03)		2.16	2.13	–	(1.90)	(1.90)
10/31/2013	15.99	–	(e)	5.45	5.45	–	–	–
Class C
4/30/2018(c)	18.75	(0.06)		(0.10)	(0.16)	–	(1.25)	(1.25)
10/31/2017	17.31	(0.11)		2.68	2.57	–	(1.13)	(1.13)
10/31/2016	18.11	(0.11)		0.71	0.60	–	(1.40)	(1.40)
10/31/2015	20.41	(0.15)		0.72	0.57	–	(2.87)	(2.87)
10/31/2014	20.42	(0.16)		2.05	1.89	–	(1.90)	(1.90)
10/31/2013	15.32	(0.12)		5.22	5.10	–	–	–
Class F
4/30/2018(c)	21.18	0.02		(0.10)	(0.08)	(0.01)	(1.25)	(1.26)
10/31/2017	19.28	0.05		3.00	3.05	(0.02)	(1.13)	(1.15)
10/31/2016	19.85	0.04		0.79	0.83	–	(1.40)	(1.40)
10/31/2015	21.92	0.02		0.78	0.80	–	(2.87)	(2.87)
10/31/2014	21.62	0.02		2.18	2.20	–	(1.90)	(1.90)
10/31/2013	16.07	0.05		5.50	5.55	–	–	–
Class F3
4/30/2018(c)	21.65	0.04		(0.10)	(0.06)	(0.05)	(1.25)	(1.30)
4/4/2017 to 10/31/2017(g)	20.25	(0.03)		1.43	1.40	–	–	–
Class I
4/30/2018(c)	21.59	0.03		(0.11)	(0.08)	(0.05)	(1.25)	(1.30)
10/31/2017	19.62	0.08		3.06	3.14	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.06		0.80	0.86	–	(1.40)	(1.40)
10/31/2015	22.20	0.04		0.79	0.83	–	(2.87)	(2.87)
10/31/2014	21.85	0.05		2.20	2.25	–	(1.90)	(1.90)
10/31/2013	16.23	0.06		5.56	5.62	–	–	–
Class P
4/30/2018(c)	20.46	(0.01)		(0.10)	(0.11)	–	(1.25)	(1.25)
10/31/2017	18.70	(0.01	)(e)	2.90	2.89	–	(1.13)	(1.13)
10/31/2016	19.36	(0.02)		0.76	0.74	–	(1.40)	(1.40)
10/31/2015	21.51	(0.05)		0.77	0.72	–	(2.87)	(2.87)
10/31/2014	21.32	(0.05)		2.14	2.09	–	(1.90)	(1.90)
10/31/2013	15.90	(0.07)		5.49	5.42	–	–	–

94	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$19.45	(0.54	)(d)	1.13	(h)	0.06	(h)	$ 942,038	35	(d)
20.80	16.23		1.15		0.14		1,028,166	57
18.95	4.33		1.17		0.09		959,416	37
19.56	3.67		1.17		(0.05)		1,026,959	47
21.67	10.72		1.26		(0.13)		1,316,790	54
21.44	34.08		1.28		(0.01)		1,372,436	69	(f)

17.34	(0.94	)(d)	1.88	(h)	(0.69	)(h)	294,365	35	(d)
18.75	15.35		1.89		(0.61)		335,148	57
17.31	3.57		1.92		(0.66)		330,066	37
18.11	2.87		1.92		(0.80)		356,709	47
20.41	10.02		1.91		(0.79)		404,787	54
20.42	33.29		1.93		(0.66)		400,420	69	(f)

19.84	(0.44	)(d)	0.98	(h)	0.22	(h)	433,967	35	(d)
21.18	16.34		1.00		0.27		807,684	57
19.28	4.48		1.02		0.23		663,069	37
19.85	3.84		1.02		0.09		557,742	47
21.92	10.97		1.02		0.11		550,524	54
21.62	34.54		1.03		0.26		456,370	69	(f)

20.29	(0.36	)(d)	0.78	(h)	0.40	(h)	348,326	35	(d)
21.65	6.91		0.79	(h)	(0.25	)(h)	315,394	57

20.21	(0.41	)(d)	0.88	(h)	0.29	(h)	690,848	35	(d)
21.59	16.51		0.90		0.41		397,265	57
19.62	4.57		0.92		0.34		470,399	37
20.16	3.94		0.92		0.20		557,008	47
22.20	11.10		0.92		0.21		647,442	54
21.85	34.63		0.93		0.33		675,593	69	(f)

19.10	(0.60	)(d)	1.33	(h)	(0.15	)(h)	29,583	35	(d)
20.46	15.96		1.35		(0.05)		33,644	57
18.70	4.10		1.37		(0.11)		36,327	37
19.36	3.50		1.37		(0.25)		42,225	47
21.51	10.58		1.36		(0.23)		49,179	54
21.32	34.09		1.37		(0.34)		54,081	69	(f)

See Notes to Financial Statements.	95

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R2
4/30/2018(c)	$20.06	$(0.03)	$(0.09)	$(0.12)	$ –	$(1.25)	$(1.25)
10/31/2017	18.38	(0.05)	2.86	2.81	–	(1.13)	(1.13)
10/31/2016	19.08	(0.05)	0.75	0.70	–	(1.40)	(1.40)
10/31/2015	21.27	(0.08)	0.76	0.68	–	(2.87)	(2.87)
10/31/2014	21.13	(0.08)	2.12	2.04	–	(1.90)	(1.90)
10/31/2013	15.79	(0.04)	5.38	5.34	–	–	–
Class R3
4/30/2018(c)	20.25	(0.02)	(0.10)	(0.12)	–	(1.25)	(1.25)
10/31/2017	18.52	(0.02)	2.88	2.86	–	(1.13)	(1.13)
10/31/2016	19.20	(0.03)	0.75	0.72	–	(1.40)	(1.40)
10/31/2015	21.37	(0.06)	0.76	0.70	–	(2.87)	(2.87)
10/31/2014	21.20	(0.06)	2.13	2.07	–	(1.90)	(1.90)
10/31/2013	15.83	(0.03)	5.40	5.37	–	–	–
Class R4
4/30/2018(c)	20.79	0.01	(0.11)	(0.10)	(0.02)	(1.25)	(1.27)
10/31/2017	18.95	–	2.99	2.99	(0.02)	(1.13)	(1.15)
10/31/2016	19.57	(0.01)	0.79	0.78	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(i)	20.33	– (e)	(0.76)	(0.76)	–	–	–
Class R5
4/30/2018(c)	21.59	0.03	(0.10)	(0.07)	(0.04)	(1.25)	(1.29)
10/31/2017	19.63	0.10	3.03	3.13	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.05	0.82	0.87	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(i)	20.93	0.01	(0.78)	(0.77)	–	–	–
Class R6
4/30/2018(c)	21.65	0.04	(0.10)	(0.06)	(0.05)	(1.25)	(1.30)
10/31/2017	19.66	0.09	3.07	3.16	(0.04)	(1.13)	(1.17)
10/31/2016	20.17	0.09	0.80	0.89	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(i)	20.93	0.02	(0.78)	(0.76)	–	–	–
Class T
4/30/2018(c)	20.80	0.02	(0.10)	(0.08)	(0.03)	(1.25)	(1.28)
7/28/2017 to 10/31/2017(j)	20.06	0.01	0.73	0.74	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.
(g)	Commenced on April 4, 2017.
(h)	Annualized.
(i)	Commenced on June 30, 2015.
(j)	Commenced on July 28, 2017.

96	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net
asset					investment		Net assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$18.69	(0.66	)(d)	1.48	(h)	(0.30	)(h)	$ 8,343	35	(d)
20.06	15.79		1.50		(0.25)		9,047	57
18.38	3.94		1.52		(0.26)		6,245	37
19.08	3.33		1.53		(0.40)		7,120	47
21.27	10.42		1.52		(0.38)		10,364	54
21.13	33.82		1.53		(0.24)		13,922	69	(f)

18.88	(0.66	)(d)	1.38	(h)	(0.20	)(h)	85,117	35	(d)
20.25	15.94		1.39		(0.10)		88,592	57
18.52	4.03		1.42		(0.16)		99,544	37
19.20	3.42		1.42		(0.30)		114,489	47
21.37	10.54		1.41		(0.29)		133,353	54
21.20	33.92		1.43		(0.17)		130,597	69	(f)

19.42	(0.56	)(d)	1.13	(h)	0.06	(h)	58,117	35	(d)
20.79	16.27		1.15		(0.01)		63,867	57
18.95	4.28		1.14		(0.06)		2,929	37
19.57	(3.74	)(d)	1.15	(h)	(0.07	)(h)	10	47

20.23	(0.36	)(d)	0.88	(h)	0.30	(h)	5,607	35	(d)
21.59	16.46		0.89		0.51		5,111	57
19.63	4.62		0.89		0.24		42,825	37
20.16	(3.68	)(d)	0.89	(h)	0.19	(h)	10	47

20.29	(0.31	)(d)	0.78	(h)	0.41	(h)	94,533	35	(d)
21.65	16.60	(d)	0.78		0.45		104,218	57
19.66	4.72		0.79		0.46		56,533	37
20.17	(3.63	)(d)	0.82	(h)	0.28	(h)	29,039	47

19.44	(0.43	)(d)	1.00	(h)	0.19	(h)	10	35
20.80	3.69	(d)	0.99	(h)	0.12	(h)	10	57

See Notes to Financial Statements.	97

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of ten funds. This report covers the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended April 30, 2018:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Research Fund (“Global Equity Research Fund,” formerly “Global Core Equity Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6 and T
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, R6 and T

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A shares.

Each of Alpha Strategy Fund’s, Global Equity Research Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in mutual funds (“Underlying Funds”) managed by Lord, Abbett  & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and Class T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts

Notes to Financial Statements (unaudited)(continued)

of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2014 through October 31, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Global Equity Research Fund, International Dividend Income Fund, International Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of

Notes to Financial Statements (unaudited)(continued)

cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities)

Notes to Financial Statements (unaudited)(continued)

marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2018, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.53%(2)
Global Equity Research Fund	.00%(3)
Growth Leaders Fund	.53%(4)
International Dividend Income Fund	.67%(5)
International Equity Fund	.67%(5)
International Opportunities Fund	.75%(6)
Value Opportunities Fund	.70%(7)

(1)	Lord Abbett is voluntarily waiving the entire management fee. Lord Abbett may discontinue the voluntary waiver at any time without notice.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Global Equity Research Fund is based on the Fund’s average daily net assets at the following annual rates:

Effective April 20, 2018		Prior to April 20, 2018
First $1 billion	.45%	First $1 billion	.70%
Next $2 billion	.43%	Next $1 billion	.65%
Over $3 billion	.41%	Over $2 billion	.60%

(4)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(5)	The management fees for International Dividend Income Fund and International Equity Fund are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(6)	The management fee for International Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(7)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2018, Lord Abbett  & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Global Equity Research Fund
Classes	Effective April 20, 2018*	Prior to April 20, 2018	Prior to March 1, 2018
A, B, C, F, I, R2, R3, R4 and R5	0.65%	0.80%	0.80%
F3 and R6	0.63%	0.78%	0.75%

*	Continuing through February 29, 2020.

Growth Leaders Fund
Prior to
Classes	March 1, 2018*
A, B, C, F, I, R2, R3, R4 and R5	0.70%
F3 and R6	0.60%

*	Effective March 1, 2018, Lord Abbett discontinued these waivers.

	International Dividend Income Fund
	Effective	Prior to
Classes	March 1, 2018*	March 1, 2018
A, C, R2, R3, R4 and R5	0.87%	0.87%
F and I	0.81%	0.81%
F3 and R6	0.82%	0.81%

*	Continuing through February 28, 2019.

	International Equity Fund
	Effective	Prior to
Classes	March 1, 2018*	March 1, 2018
A, B, C, P, R2, R3, R4 and R5	0.92%	0.87%
F and I	0.84%	0.77%
F3 and R6	0.82%	0.70%

*	Continuing through February 28, 2019.

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the “Distributor,” an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B(1)	Class C	Class F(2)(3)	Class P(4)	Class R2	Class R3	Class R4	Class T
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Class B closed April 25, 2018.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(3)	For the six months ended April 30, 2018 and continuing through February 28, 2019, the distributor has contractually agreed to waive Growth Leaders Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Trustees.
(4)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2018:

Notes to Financial Statements (unaudited)(continued)

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$ 30,146	$ 168,914
Fundamental Equity Fund	51,243	281,034
Global Equity Research Fund	752	4,297
Growth Leaders Fund	274,126	1,545,302
International Dividend Income Fund	50,515	263,089
International Equity Fund	13,493	73,524
International Opportunities Fund	83,255	455,638
Value Opportunities Fund	109,394	594,321

Distributor received the following amount of CDSCs for the six months ended April 30, 2018:

	Class A	Class C
Alpha Strategy Fund	$ 2,046	$ 6,781
Fundamental Equity Fund	968	2,655
Growth Leaders Fund	15,253	21,307
International Dividend Income Fund	1,677	1,572
International Equity Fund	105	214
International Opportunities Fund	2,037	4,876
Value Opportunities Fund	2,522	16,028

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2018, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Dividend Income Fund’s, International Equity Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Fundamental Equity Fund	Growth Leaders Fund	International Dividend Income Fund	International Equity Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	–	–	21.34%	7.01%
Multi-Asset Focused Growth Fund	1.14%	1.72%	2.54%	3.34%	–	–
Multi-Asset Balanced Opportunity Fund	–	6.08%	11.00%	14.41%	–	–
Multi-Asset Global Opportunity Fund	–	0.80%	3.86%	5.09%	–	–
Multi-Asset Growth Fund	–	3.25%	8.55%	11.22%	–	–
Multi-Asset Income Fund	–	5.74%	10.12%	13.29%	–	–

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either

Notes to Financial Statements (unaudited)(continued)

considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2018 and fiscal year ended October 31, 2017, was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$–	$–	$96,384,992	$40,226,108
Net long-term capital gains	124,640,000	125,574,170	208,675,974	105,930,975
Total distributions paid	$124,640,000	$125,574,170	$305,060,966	$146,157,083

	Global Equity Research Fund		Growth Leaders Fund
	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$244,530	$–	$126,621,793	$–
Net long-term capital gains	–	–	65,683,018	–
Total distributions paid	$244,530	$–	$192,304,811	$–

	International Dividend Income Fund		International Equity Fund
	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$9,094,682	$39,131,477	$13,137,977	$11,749,068
Total distributions paid	$9,094,682	$39,131,477	$13,137,977	$11,749,068

	International Opportunities Fund		Value Opportunities Fund
	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$7,606,852	$4,401,411	$2,970,562	$1,828,852
Net long-term capital gains	29,369,535	–	189,303,746	160,561,813
Total distributions paid	$36,976,387	$4,401,411	$192,274,308	$162,390,665

As of October 31, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

	Indefinite	Total
International Equity Fund	9,367,684	9,367,684
International Dividend Income Fund	423,547,052	423,547,052

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Equity Research Fund
Tax cost	$1,012,599,106	$2,037,489,181	$5,439,977
Gross unrealized gain	116,879,661	384,395,764	482,548
Gross unrealized loss	(45,223,199)	(32,393,786)	(149,818)
Net unrealized security gain	$71,656,462	$352,001,978	$332,730

	Growth Leaders Fund	International Dividend Income Fund	International Equity Fund
Tax cost	$3,022,059,137	$834,698,298	$650,030,360
Gross unrealized gain	410,173,135	99,592,636	60,515,618
Gross unrealized loss	(44,298,142)	(24,230,442)	(17,455,059)
Net unrealized security gain	$365,874,993	$75,362,194	$43,060,559

	International Opportunities Fund	Value Opportunities Fund
Tax cost	$891,282,609	$2,449,668,937
Gross unrealized gain	102,329,936	615,342,538
Gross unrealized loss	(30,437,293)	(77,271,705)
Net unrealized security gain	$71,892,643	$538,070,833

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, forward currency contracts and wash sales.

5	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$91,653,529	$109,652,024
Fundamental Equity Fund	1,473,343,002	1,800,181,707
Global Equity Research Fund	3,591,615	2,418,621
Growth Leaders Fund	3,058,079,745	2,710,126,903
International Dividend Income Fund	252,539,611	415,537,343
International Equity Fund	351,724,715	313,208,774
International Opportunities Fund	488,030,228	324,591,807
Value Opportunities Fund	1,096,345,124	1,331,276,050

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2018.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended April 30, 2018, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Fundamental Equity Fund	8,607,964	8,255,435	1,562,144
Growth Leaders Fund	854,621	994,425	137,245
International Dividend Income Fund	–	2,602,484	630,410
International Equity Fund	1,851,065	–	–
International Opportunities Fund	125,567	–	–
Value Opportunities Fund	4,494,177	1,994,900	303,028

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Equity Research Fund, International Dividend Income Fund, International Equity Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2018, Global Equity Research Fund, International Dividend Income Fund, International Equity Fund, and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Global Equity Research Fund
Liability Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(2)	$1

International Dividend Income Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$4,140,369

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$3,469,965

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transaction in derivatives instruments for the period ended April 30, 2018, were as follows:

Global Equity Research Fund
Forward Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(8,967)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$11,075
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$191,685

Notes to Financial Statements (unaudited)(continued)

International
Equity Fund
Forward
Currency
Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(2,509,896)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$1,726,452
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$285,735,828

International Dividend
Income Fund
Forward
Currency
Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(4,987,385)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$2,582,152
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$312,345,532

International
Opportunities Fund
Forward
Currency
Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(1,805,331)
Options Written(4)	$(1,001,000)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$2,114,700
Options Written(5)	$(992,421)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$203,453,332
Options Written(6)	$350

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollar.
(4)	Statement of Operations location: Net realized gain (loss) on written options.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on options.
(6)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Alpha Strategy Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$677,638	$ –	$677,638
Total	$677,638	$ –	$677,638

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$677,638	$ –	$ –	$(677,638)	$ –
Total	$677,638	$ –	$ –	$(677,638)	$ –

		Fundamental Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$67,031,047	$ –	$67,031,047
Total	$67,031,047	$ –	$67,031,047

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$67,031,047	$ –	$ –	$(67,031,047)	$ –
Total	$67,031,047	$ –	$ –	$(67,031,047)	$ –

Notes to Financial Statements (unaudited)(continued)

Global Equity Research Fund
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 1	$ –	$ 1
Total	$ 1	$ –	$ 1

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$ 1	$ –	$ –	$ –	$ 1
Total	$ 1	$ –	$ –	$ –	$ 1

			Growth Leaders Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$58,321,972	$ –	$58,321,972
Total	$58,321,972	$ –	$58,321,972

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$58,321,972	$ –	$ –	$(58,321,972)	$ –
Total	$58,321,972	$ –	$ –	$(58,321,972)	$ –

International Dividend Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 4,140,369	$ –	$ 4,140,369
Repurchase Agreement	17,135,976	–	17,135,976
Total	$21,276,345	$ –	$21,276,345

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$ 1,635,491	$ (98,231)	$ (1,460,000)	$ –	$ 77,260
Citibank	283,252	(71,716)	–	–	211,536
Deutsche Bank AG	1,914,297	(115,311)	(1,798,986)	–	–
Fixed Income Clearing Corp.	17,135,976	–	–	(17,135,976)	–
J.P. Morgan Chase	142,405	(142,405)	–	–	–
State Street Bank and Trust	164,924	(164,924)	–	–	–
Total	$21,276,345	$(592,587)	$ (3,258,986)	$(17,135,976)	$288,796

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 3,469,965	$ –	$3,469,965
Total	$ 3,469,965	$ –	$3,469,965

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$ 127,762	$ –	$ –	$ –	$127,762
Barclays Bank plc	98,231	(98,231)	–	–	–
Citibank	71,716	(71,716)	–	–	–
Deutsche Bank AG	115,311	(115,311)	–	–	–
J.P. Morgan Chase	2,447,057	(142,405)	(2,290,000)	–	14,652
Standard Chartered Bank	116,372	–	–	–	116,372
State Street Bank and Trust	436,235	(164,924)	–	–	271,311
UBS AG	57,281	–	–	–	57,281
Total	$ 3,469,965	$ (592,587)	$ (2,290,000)	$ –	$587,378

		International Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$20,960,591	$ –	$20,960,591
Total	$20,960,591	$ –	$20,960,591

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$20,960,591	$ –	$ –	$(20,960,591)	$ –
Total	$20,960,591	$ –	$ –	$(20,960,591)	$ –

		International Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$34,654,514	$ –	$34,654,514
Total	$34,654,514	$ –	$34,654,514

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$34,654,514	$ –	$ –	$(34,654,514)	$ –
Total	$34,654,514	$ –	$ –	$(34,654,514)	$ –

		Value Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$66,173,440	$ –	$66,173,440
Total	$66,173,440	$ –	$66,173,440

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$66,173,440	$ –	$ –	$(66,173,440)	$ –
Total	$66,173,440	$ –	$ –	$(66,173,440)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2018.
(c)	Net amount represent the amount owed by the Fund to the counterparty as of April 30, 2018.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended April 30, 2018, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2018:

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2018	Fair Value at 4/30/2018	Net Realized Gain 11/1/2017 to 4/30/2018		Dividend Income 11/1/2017 to 4/30/2018	Change in Appreciation (Depreciation 11/1/2017 to 4/30/2018)
Lord Abbett Developing Growth Fund, Inc. – Class I	8,944,374	132,259	(1,637,612)	7,439,021	$217,516,976	$16,018,897		$–	$14,825,506
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10,543,812	536,156	(830,975)	10,248,993	212,974,078	16,116,097	(a)	2,203,600	(14,902,061)
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,655,547	949,947	(836,539)	5,768,955	109,840,907	16,262,454	(b)	–	(3,724,363)
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,081,414	635,563	(240,380)	3,476,597	109,617,114	21,231,044	(c)	–	(17,891,263)
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	8,475,488	1,082,038	(565,931)	8,991,595	216,697,433	21,020,172	(d)	196,588	(17,893,864)
Lord Abbett Securities Trust – Value Opportunities Fund _ Class I	10,446,416	730,299	(442,849)	10,733,866	216,931,422	16,047,000	(e)	534,460	(17,361,220)
Total					$1,083,577,930	$106,695,664		$2,934,648	$(56,947,265)

(a)	Includes $7,570,233 of distributed capital gains.
(b)	Includes $15,275,633 of distributed capital gains.
(c)	Includes $18,582,748 of distributed capital gains.
(d)	Includes $24,168,834 of distributed capital gains.
(e)	Includes $13,022,231 of distributed capital gains.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Dividend Income Fund and International Equity Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style, Global Equity Research Fund employs a blended growth investing and value investing style, and Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Notes to Financial Statements (unaudited)(continued)

Global Equity Research Fund, International Dividend Income Fund, International Equity Fund, and International Opportunities Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

International Dividend Income Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

15	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
		April 30, 2018		Year Ended
Alpha Strategy Fund		(unaudited)	October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,149,242	$31,378,237	3,109,470	$81,154,987
Converted from Class B*	43,607	1,204,943	91,319	2,430,130
Reinvestment of distributions	1,770,530	46,865,917	1,949,482	48,717,559
Shares reacquired	(2,286,375)	(63,156,640)	(7,053,721)	(185,107,238)
Increase (decrease)	677,004	$16,292,457	(1,903,450)	$(52,804,562)

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class B Shares	Shares	Amount	Shares	Amount
Shares sold	335	$8,177	16,793	$376,234
Reinvestment of distributions	5,900	134,928	21,576	477,251
Shares reacquired	(7,603)	(179,461)	(85,368)	(1,990,374)
Converted to Class A*	(50,389)	(1,204,943)	(103,324)	(2,430,130)
Decrease	(51,757)	$(1,241,299)	(150,323)	$(3,567,019)

Class C Shares
Shares sold	370,164	$8,515,092	1,824,966	$40,677,160
Reinvestment of distributions	1,082,816	24,309,224	1,218,848	26,522,150
Shares reacquired	(1,756,305)	(40,936,166)	(5,650,589)	(129,140,015)
Decrease	(303,325)	$(8,111,850)	(2,606,775)	$(61,940,705)

Class F Shares
Shares sold	1,123,615	$31,127,443	3,927,500	$103,766,217
Reinvestment of distributions	704,033	18,741,345	826,161	20,711,860
Shares reacquired	(2,357,624)	(66,446,566)	(5,086,604)	(137,644,375)
Decrease	(529,976)	$(16,577,778)	(332,943)	$(13,166,298)

Class F3 Shares(a)
Shares sold	210,917	$5,964,274	1,205,982	$35,173,388
Reinvestment of distributions	138,531	3,752,805	–	–
Shares reacquired	(216,838)	(6,134,333)	(31,398)	(916,517)
Increase	132,610	$3,582,746	1,174,584	$34,256,871

Class I Shares
Shares sold	1,028,429	$29,957,359	90,902	$2,411,783
Reinvestment of distributions	370,262	10,023,011	261,892	6,659,921
Shares reacquired	(255,790)	(7,116,680)	(586,822)	(15,623,920)
Increase (decrease)	1,142,901	$32,863,690	(234,028)	$(6,552,216)

Class R2 Shares
Shares sold	16,446	$426,878	41,069	$1,048,267
Reinvestment of distributions	4,588	117,371	3,215	78,219
Shares reacquired	(27,597)	(732,636)	(41,850)	(1,064,793)
Increase (decrease)	(6,563)	$(188,387)	2,434	$61,693

Class R3 Shares
Shares sold	86,413	$2,321,805	674,580	$16,969,568
Reinvestment of distributions	138,073	3,558,134	156,331	3,823,860
Shares reacquired	(242,913)	(6,580,788)	(1,000,580)	(25,430,905)
Decrease	(18,427)	$(700,849)	(169,669)	$(4,637,477)

Class R4 Shares
Shares sold	50,039	$1,375,528	66,835	$1,777,722
Reinvestment of distributions	7,975	210,797	1,344	33,521
Shares reacquired	(19,142)	(530,442)	(9,745)	(256,025)
Increase	38,872	$1,055,883	58,434	$1,555,218

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	1,224	$33,598	3,002	$78,669
Reinvestment of distributions	338	9,146	41	1,052
Shares reacquired	(880)	(24,697)	(559)	(15,133)
Increase	682	$18,047	2,484	$64,588

Class R6 Shares
Shares sold	21,479	$616,781	258,269	$6,836,987
Reinvestment of distributions	6,499	176,126	3,172	80,661
Shares reacquired	(16,296)	(462,906)	(156,472)	(4,143,516)
Increase	11,682	$330,001	104,969	$2,774,132

Fundamental Equity Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,106,751	$40,066,165	11,975,632	$157,615,707
Converted from Class B*	260,352	3,410,227	722,696	9,627,804
Reinvestment of distributions	13,379,204	166,838,669	6,472,253	81,162,052
Shares reacquired	(15,759,755)	(205,103,934)	(38,702,286)	(511,573,624)
Increase (decrease)	986,552	$5,211,127	(19,531,705)	$(263,168,061)

Class B Shares
Shares sold	1,754	$20,340	112,888	$1,346,025
Reinvestment of distributions	36,509	415,107	59,411	682,631
Shares reacquired	(68,976)	(816,052)	(456,545)	(5,455,258)
Converted to Class A*	(285,974)	(3,410,227)	(791,384)	(9,627,804)
Decrease	(316,687)	$(3,790,832)	(1,075,630)	$(13,054,406)

Class C Shares
Shares sold	784,794	$8,975,669	2,570,699	$30,290,717
Reinvestment of distributions	4,328,313	48,260,692	1,955,101	22,190,394
Shares reacquired	(5,412,763)	(62,914,046)	(17,195,480)	(205,284,114)
Decrease	(299,656)	$(5,677,685)	(12,669,680)	$(152,803,003)

Class F Shares
Shares sold	2,188,294	$27,974,806	8,808,251	$115,446,545
Reinvestment of distributions	2,128,336	26,242,388	1,136,362	14,102,246
Shares reacquired	(6,125,761)	(81,823,835)	(11,057,531)	(145,753,802)
Decrease	(1,809,131)	$(27,606,641)	(1,112,918)	$(16,205,011)

Class F3 Shares(a)
Shares sold	439,055	$5,764,102	1,525,927	$21,173,957
Reinvestment of distributions	190,922	2,397,984	–	–
Shares reacquired	(370,161)	(4,864,545)	(74,463)	(1,049,765)
Increase	259,816	$3,297,541	1,451,464	$20,124,192

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	3,088,113	$43,362,409	832,713	$11,100,620
Reinvestment of distributions	1,427,475	17,886,267	551,292	6,940,763
Shares reacquired	(2,685,189)	(35,147,194)	(4,127,916)	(54,981,367)
Increase (decrease)	1,830,399	$26,101,482	(2,743,911)	$(36,939,984)

Class P Shares
Shares sold	22,338	$288,863	110,745	$1,430,831
Reinvestment of distributions	65,899	807,264	45,374	559,462
Shares reacquired	(83,965)	(1,073,845)	(515,777)	(6,780,252)
Increase (decrease)	4,272	$22,282	(359,658)	$(4,789,959)

Class R2 Shares
Shares sold	88,819	$1,109,614	160,120	$2,076,939
Reinvestment of distributions	42,300	516,060	18,731	230,384
Shares reacquired	(218,796)	(2,760,698)	(237,404)	(3,117,459)
Decrease	(87,677)	$(1,135,024)	(58,553)	$(810,136)

Class R3 Shares
Shares sold	434,150	$5,556,696	1,995,556	$25,845,220
Reinvestment of distributions	1,355,598	16,619,631	643,368	7,945,598
Shares reacquired	(2,145,141)	(27,641,697)	(4,724,568)	(61,392,534)
Decrease	(355,393)	$(5,465,370)	(2,085,644)	$(27,601,716)

Class R4 Shares
Shares sold	52,237	$669,955	342,273	$4,501,755
Reinvestment of distributions	34,316	425,857	529	6,607
Shares reacquired	(30,692)	(401,492)	(40,157)	(537,864)
Increase	55,861	$694,320	302,645	$3,970,498

Class R5 Shares
Shares sold	9,843	$131,721	64,624	$886,447
Reinvestment of distributions	9,829	123,159	556	7,002
Shares reacquired	(62,854)	(817,454)	(688)	(9,056)
Increase (decrease)	(43,182)	$(562,574)	64,492	$884,393

Class R6 Shares
Shares sold	1,016,705	$13,455,383	821,770	$11,033,392
Reinvestment of distributions	21,668	272,365	1,814	22,872
Shares reacquired	(82,823)	(1,066,838)	(377,404)	(5,011,658)
Increase	955,550	$12,660,910	446,180	$6,044,606

Notes to Financial Statements (unaudited)(continued)

Global Equity Research Fund		Six Months Ended April 30, 2018 (unaudited)		Period Ended October 31, 2017**

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	69,499	$811,642	145,234	$1,474,024
Reinvestment of distributions	8,215	91,602	–	–
Shares reacquired	(417)	(4,815)	(1,305)	(15,076)
Increase	77,297	$898,429	143,929	$1,458,948

Class C Shares
Shares sold	25,041	$288,090	29,167	$316,100
Reinvestment of distributions	1,631	18,120	–	–
Shares reacquired	(429)	(5,061)	2	24
Increase	26,243	$301,149	29,169	$316,124

Class F Shares
Shares sold	3,372	$40,356	101,563	$1,020,000
Reinvestment of distributions	5,924	66,057	–	–
Shares reacquired	(9)	(117)	–	–
Increase	9,287	$106,296	101,563	$1,020,000

Class F3 Shares(a)
Shares sold	–	$–	973	$10,000
Reinvestment of distributions	57.5	645	–	–
Increase	57.5	$645	973	$10,000

Class I Shares
Shares sold	–	$–	98,000	$980,000
Reinvestment of distributions	5,806	64,739	–	–
Increase	5,806	$64,739	98,000	$980,000

Class R2 Shares
Shares sold	–	$–	1,000	$10,000
Reinvestment of distributions	54	598	–	–
Increase	54	$598	1,000	$10,000

Class R3 Shares
Shares sold	–	$–	1,000	$10,000
Reinvestment of distributions	54.6	609	–	–
Increase	54.6	$609	1,000	$10,000

Class R4 Shares
Shares sold	–	$–	1,000	$10,000
Reinvestment of distributions	56.9	635	–	–
Increase	56.9	$635	1,000	$10,000

Class R5 Shares
Shares sold	–	$–	1,000	$10,000
Reinvestment of distributions	59	661	–	–
Increase	59	$661	1,000	$10,000

Class R6 Shares
Shares sold	17,160	$198,210	1,000	$10,000
Reinvestment of distributions	59	663	–	–
Shares reacquired	–	(16)	–	–
Increase	17,219	$198,857	1,000	$10,000

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,244,222	$123,703,285	7,931,175	$196,588,636
Converted from Class B*	14,514	424,927	59,778	1,497,195
Reinvestment of distributions	1,584,022	44,178,370	–	–
Shares reacquired	(4,136,051)	(119,498,764)	(15,440,364)	(377,323,787)
Increase (decrease)	1,706,707	$48,807,818	(7,449,411)	$(179,237,956)

Class B Shares
Shares sold	1,178	$33,059	28,290	$647,182
Reinvestment of distributions	1,308	35,078	–	–
Shares reacquired	(8,242)	(228,901)	(50,682)	(1,179,634)
Converted to Class A*	(15,117)	(424,927)	(61,764)	(1,497,195)
Decrease	(20,873)	$(585,691)	(84,156)	$(2,029,647)

Class C Shares
Shares sold	2,317,393	$63,917,814	3,399,612	$80,830,324
Reinvestment of distributions	1,183,828	31,383,285	–	–
Shares reacquired	(2,138,227)	(58,822,047)	(6,879,303)	(162,537,212)
Increase (decrease)	1,362,994	$36,479,052	(3,479,691)	$(81,706,888)

Class F Shares
Shares sold	6,417,376	$188,929,348	17,571,668	$439,140,184
Reinvestment of distributions	1,835,770	51,750,348	–	–
Shares reacquired	(9,128,647)	(268,690,174)	(13,669,910)	(342,521,042)
Increase (decrease)	(875,501)	$(28,010,478)	3,901,758	$96,619,142

Class F3 Shares(a)
Shares sold	265,315	$7,864,581	662,664	$18,160,251
Reinvestment of distributions	42,489	1,206,691	–	–
Shares reacquired	(80,003)	(2,380,798)	(23,101)	(644,826)
Increase	227,801	$6,690,474	639,563	$17,515,425

Class I Shares
Shares sold	19,738,917	$579,427,965	7,885,817	$216,679,537
Reinvestment of distributions	1,584,374	44,901,163	–	–
Shares reacquired	(3,956,387)	(118,176,970)	(1,893,554)	(48,316,246)
Increase	17,366,904	$506,152,158	5,992,263	$168,363,291

Class R2 Shares
Shares sold	14,262	$405,579	15,974	$406,476
Reinvestment of distributions	914	25,321	–	–
Shares reacquired	(17,997)	(499,949)	(10,689)	(269,819)
Increase (decrease)	(2,821)	$(69,049)	5,285	$136,657

Class R3 Shares
Shares sold	53,237	$1,537,021	475,832	$11,260,644
Reinvestment of distributions	30,768	848,878	–	–
Shares reacquired	(68,108)	(1,962,491)	(618,911)	(14,815,355)
Increase (decrease)	15,897	$423,408	(143,079)	$(3,554,711)

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	84,373	$2,386,319	138,847	$3,473,448
Reinvestment of distributions	2,934	81,852	–	–
Shares reacquired	(51,082)	(1,508,995)	(54,061)	(1,346,145)
Increase	36,225	$959,176	84,786	$2,127,303

Class R5 Shares
Shares sold	34,781	$1,036,574	74,222	$1,781,933
Reinvestment of distributions	12,682	359,518	–	–
Shares reacquired	(8,832)	(262,371)	(39,672)	(1,002,338)
Increase	38,631	$1,133,721	34,550	$779,595

Class R6 Shares
Shares sold	157,221	$4,583,259	851,135	$21,514,752
Reinvestment of distributions	16,015	454,826	–	–
Shares reacquired	(79,687)	(2,346,557)	(209,704)	(5,305,493)
Increase	93,549	$2,691,528	641,431	$16,209,259

Class T Shares(b)
Shares sold	–	$–	369.80	$10,000
Reinvestment of distributions	24	676	–	–
Increase	24	$676	369.80	$10,000

International Dividend Income Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,368,489	$26,642,409	6,485,431	$46,305,984
Reinvestment of distributions	404,533	3,156,030	1,755,834	12,484,951
Shares reacquired	(5,820,676)	(45,839,014)	(22,631,140)	(158,910,334)
Decrease	(2,047,654)	$(16,040,575)	(14,389,875)	$(100,119,399)

Class C Shares
Shares sold	319,477	$2,507,890	831,304	$5,865,384
Reinvestment of distributions	39,082	302,135	250,059	1,761,236
Shares reacquired	(1,311,392)	(10,208,642)	(4,986,668)	(34,725,287)
Decrease	(952,833)	$(7,398,617)	(3,905,305)	$(27,098,667)

Class F Shares
Shares sold	1,217,876	$9,585,060	8,783,489	$61,973,453
Reinvestment of distributions	76,122	595,734	494,071	3,529,511
Shares reacquired	(4,173,648)	(32,477,437)	(13,329,410)	(95,895,759)
Decrease	(2,879,650)	$(22,296,643)	(4,051,850)	$(30,392,795)

Class F3 Shares(a)
Shares sold	1,026,702	$8,134,327	3,630,278	$27,903,943
Reinvestment of distributions	39,051	306,189	369	2,726
Shares reacquired	(555,422)	(4,414,863)	(82,595)	(635,688)
Increase	510,331	$4,025,653	3,548,052	$27,270,981

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	7,328,602	$58,950,803	2,979,731	$20,460,928
Reinvestment of distributions	539,719	4,238,984	2,717,644	19,303,808
Shares reacquired	(18,647,048)	(154,399,209)	(49,657,563)	(353,598,897)
Decrease	(10,778,727)	$(91,209,422)	(43,960,188)	$(313,834,161)

Class R2 Shares
Shares sold	11,643	$92,579	18,235	$133,259
Reinvestment of distributions	23	181	610	4,392
Shares reacquired	(37,746)	(298,162)	(42,090)	(311,882)
Decrease	(26,080)	$(205,402)	(23,245)	$(174,231)

Class R3 Shares
Shares sold	98,900	$790,277	363,153	$2,586,946
Reinvestment of distributions	9,793	77,291	56,050	402,869
Shares reacquired	(598,286)	(4,737,953)	(620,131)	(4,465,451)
Decrease	(489,593)	$(3,870,385)	(200,928)	$(1,475,636)

Class R4 Shares
Shares sold	2,791	$21,995	3,533	$25,796
Reinvestment of distributions	37	285	107	777
Shares reacquired	(4,131)	(32,649)	(31)	(230)
Increase (decrease)	(1,303)	$(10,369)	3,609	$26,343

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	13.13	110	51	359
Increase	13.13	$110	51	$359

Class R6 Shares
Shares sold	11,332	$89,862	570,728	$4,064,569
Reinvestment of distributions	28	218	50	360
Shares reacquired	(14,256)	(111,959)	(281,592)	(2,043,493)
Increase (decrease)	(2,896)	$(21,879)	289,186	$2,021,436

International Equity Fund		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	813,655	$11,745,863	3,310,303	$40,811,584
Converted from Class B*	48,794	708,117	129,121	1,639,056
Reinvestment of distributions	326,032	4,564,449	447,248	5,223,855
Shares reacquired	(1,895,148)	(27,380,174)	(8,622,777)	(106,190,035)
Decrease	(706,667)	$(10,361,745)	(4,736,105)	$(58,515,540)

Class B Shares
Shares sold	1,415	$20,866	42,888	$516,368
Reinvestment of distributions	–	–	2,641	30,869
Shares reacquired	(12,140)	(177,854)	(117,854)	(1,437,669)
Converted to Class A*	(48,468)	(708,117)	(129,441)	(1,639,056)
Decrease	(59,193)	$(865,105)	(201,766)	$(2,529,488)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2018		Year Ended
International Equity Fund		(unaudited)		October 31, 2017

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	119,730	$1,707,594	820,339	$9,877,303
Reinvestment of distributions	22,275	309,851	33,477	388,336
Shares reacquired	(213,782)	(3,066,914)	(1,688,417)	(20,559,501)
Decrease	(71,777)	$(1,049,469)	(834,601)	$(10,293,862)

Class F Shares
Shares sold	1,076,613	$16,162,982	1,302,365	$16,150,352
Reinvestment of distributions	92,251	1,283,206	122,092	1,415,048
Shares reacquired	(701,890)	(10,109,337)	(2,137,167)	(27,227,102)
Increase (decrease)	466,974	$7,336,851	(712,710)	$(9,661,702)

Class F3 Shares(a)
Shares sold	110,913	$1,603,083	435,635	$6,064,778
Reinvestment of distributions	9,219	130,173	–	–
Shares reacquired	(92,292)	(1,344,225)	(25,316)	(358,401)
Increase	27,840	$389,031	410,319	$5,706,377

Class I Shares
Shares sold	7,822,769	$118,818,015	11,223,979	$140,800,604
Reinvestment of distributions	436,381	6,152,969	305,429	3,588,786
Shares reacquired	(3,931,906)	(58,328,177)	(4,211,965)	(55,197,716)
Increase	4,327,244	$66,642,807	7,317,443	$89,191,674

Class P Shares
Shares sold	67	$973	310	$3,924
Reinvestment of distributions	114	1,601	161	1,887
Shares reacquired	(2,876)	(41,123)	(2,024)	(24,963)
Decrease	(2,695)	$(38,549)	(1,553)	$(19,152)

Class R2 Shares
Shares sold	3,309	$47,168	31,502	$389,733
Reinvestment of distributions	202	2,823	389	4,538
Shares reacquired	(11,758)	(176,594)	(26,710)	(351,213)
Increase (decrease)	(8,247)	$(126,603)	5,181	$43,058

Class R3 Shares
Shares sold	71,595	$1,012,587	849,999	$10,191,511
Reinvestment of distributions	15,836	218,531	25,459	293,038
Shares reacquired	(215,891)	(3,123,667)	(1,223,807)	(14,868,875)
Decrease	(128,460)	$(1,892,549)	(348,349)	$(4,384,326)

Class R4 Shares
Shares sold	23,734	$342,731	44,437	$576,589
Reinvestment of distributions	932	13,007	18	206
Shares reacquired	(6,709)	(96,152)	(3,841)	(51,422)
Increase	17,957	$259,586	40,614	$525,373

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2018		Year Ended
International Equity Fund		(unaudited)		October 31, 2017

Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	372	$5,402	13,554	$176,798
Reinvestment of distributions	112	1,577	19	227
Shares reacquired	(30)	(432)	(9,351)	(130,351)
Increase	454	$6,547	4,222	$46,674

Class R6 Shares
Shares sold	11,403	$166,528	654,042	$8,195,907
Reinvestment of distributions	291	4,104	22,976	270,198
Shares reacquired	(5,928)	(84,955)	(1,348,047)	(18,428,851)
Increase (decrease)	5,766	$85,677	(671,029)	$(9,962,746)

		Six Months Ended
		April 30, 2018		Year Ended
International Opportunities Fund		(unaudited)		October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,992,911	$62,592,794	4,126,454	$75,759,160
Converted from Class B*	14,113	294,987	42,315	749,394
Reinvestment of distributions	390,078	7,852,269	59,795	926,825
Shares reacquired	(1,328,414)	(27,598,132)	(4,573,291)	(78,973,927)
Increase (decrease)	2,068,688	$43,141,918	(344,727)	$(1,538,548)

Class B Shares
Shares sold	295	$5,868	18,668	$292,509
Reinvestment of distributions	624	11,928	–	–
Shares reacquired	(6,247)	(121,064)	(45,501)	(722,178)
Converted to Class A*	(14,902)	(294,987)	(44,673)	(749,394)
Decrease	(20,230)	$(398,255)	(71,506)	$(1,179,063)

Class C Shares
Shares sold	984,877	$19,264,961	1,025,469	$17,829,814
Reinvestment of distributions	87,788	1,648,650	–	–
Shares reacquired	(192,129)	(3,719,577)	(821,092)	(13,164,796)
Increase	880,536	$17,194,034	204,377	$4,665,018

Class F Shares
Shares sold	7,784,466	$161,088,618	11,084,635	$207,736,480
Reinvestment of distributions	439,896	8,771,526	41,462	636,438
Shares reacquired	(4,598,284)	(94,847,324)	(3,918,729)	(70,342,495)
Increase	3,626,078	$75,012,820	7,207,368	$138,030,423

Class F3 Shares(a)
Shares sold	530,645	$11,415,289	864,295	$18,041,630
Reinvestment of distributions	41,821	866,530	–	–
Shares reacquired	(124,797)	(2,689,534)	(22,341)	(462,714)
Increase	447,669	$9,592,285	841,954	$17,578,916

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2018		Year Ended
International Opportunities Fund		(unaudited)		October 31, 2017

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	3,190,996	$68,876,484	743,697	$14,491,452
Reinvestment of distributions	598,426	12,363,488	149,643	2,376,338
Shares reacquired	(1,469,150)	(31,468,730)	(5,395,517)	(98,826,682)
Increase (decrease)	2,320,272	$49,771,242	(4,502,177)	$(81,958,892)

Class P Shares
Shares sold	267	$5,758	3,836	$75,619
Reinvestment of distributions	449	9,228	71	1,121
Shares reacquired	(362)	(7,866)	(15,294)	(263,864)
Increase (decrease)	354	$7,120	(11,387)	$(187,124)

Class R2 Shares
Shares sold	98,173	$2,001,441	171,021	$3,002,866
Reinvestment of distributions	6,326	125,440	346	5,286
Shares reacquired	(106,125)	(2,189,121)	(75,228)	(1,378,339)
Increase (decrease)	(1,626)	$(62,240)	96,139	$1,629,813

Class R3 Shares
Shares sold	76,224	$1,560,031	446,981	$7,379,921
Reinvestment of distributions	21,383	423,380	7,109	108,339
Shares reacquired	(86,321)	(1,761,310)	(1,118,183)	(18,248,411)
Increase (decrease)	11,286	$222,101	(664,093)	$(10,760,151)

Class R4 Shares
Shares sold	139,098	$2,879,373	64,606	$1,137,090
Reinvestment of distributions	6,950	139,482	894	13,808
Shares reacquired	(38,073)	(800,308)	(22,177)	(404,594)
Increase	107,975	$2,218,547	43,323	$746,304

Class R5 Shares
Shares sold	30,040	$639,512	46,697	$836,481
Reinvestment of distributions	8,890	183,658	1,676	26,598
Shares reacquired	(28,845)	(617,919)	(22,215)	(390,775)
Increase	10,085	$205,251	26,158	$472,304

Class R6 Shares
Shares sold	386,630	$8,340,390	999,275	$17,948,134
Reinvestment of distributions	23,015	476,864	1,438	22,874
Shares reacquired	(164,103)	(3,513,961)	(310,945)	(5,798,689)
Increase	245,542	$5,303,293	689,768	$12,172,319

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2018		Year Ended
Value Opportunities Fund		(unaudited)	October 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,992,644	$60,005,172	14,956,159	$294,795,077
Converted from Class B*	75,050	1,347,954	194,601	3,880,914
Reinvestment of distributions	2,967,656	58,136,376	2,847,532	54,701,088
Shares reacquired	(7,041,254)	(140,632,139)	(19,187,356)	(379,313,788)
Decrease	(1,005,904)	$(21,142,637)	(1,189,064)	$(25,936,709)

Class B Shares
Shares sold	618	$11,144	59,349	$1,055,022
Reinvestment of distributions	7,051	123,527	22,165	386,337
Shares reacquired	(53,389)	(803,504)	(175,082)	(3,117,461)
Converted to Class A*	(67,036)	(1,347,953)	(215,228)	(3,880,914)
Decrease	(112,756)	$(2,016,786)	(308,796)	$(5,557,016)

Class C Shares
Shares sold	649,473	$11,620,761	4,452,277	$79,488,866
Reinvestment of distributions	1,189,807	20,845,427	1,090,878	19,024,913
Shares reacquired	(2,746,194)	(49,012,638)	(6,735,277)	(120,522,668)
Decrease	(906,914)	$(16,546,450)	(1,192,122)	$(22,008,889)

Class F Shares
Shares sold	2,721,270	$55,471,375	28,859,129	$579,972,620
Reinvestment of distributions	1,192,507	23,814,365	1,911,365	37,348,068
Shares reacquired	(20,168,768)	(421,159,537)	(27,040,846)	(557,652,369)
Increase (decrease)	(16,254,991)	$(341,873,797)	3,729,648	$59,668,319

Class F3 Shares(a)
Shares sold	3,539,630	$73,773,277	14,814,033	$318,067,067
Reinvestment of distributions	943,618	19,249,817	–	–
Shares reacquired	(1,878,616)	(39,111,052)	(247,076)	(5,320,900)
Increase	2,604,632	$53,912,042	14,566,957	$312,746,167

Class I Shares
Shares sold	17,389,166	$370,951,297	1,697,747	$34,804,576
Reinvestment of distributions	2,101,915	42,731,942	1,350,263	26,856,722
Shares reacquired	(3,712,666)	(76,929,103)	(8,621,263)	(175,810,661)
Increase (decrease)	15,778,415	$336,754,136	(5,573,253)	$(114,149,363)

Class P Shares
Shares sold	68,445	$1,334,613	229,998	$4,479,938
Reinvestment of distributions	103,983	2,001,669	115,181	2,180,377
Shares reacquired	(267,671)	(5,272,190)	(643,659)	(12,515,997)
Decrease	(95,243)	$(1,935,908)	(298,480)	$(5,855,682)

Class R2 Shares
Shares sold	63,364	$1,210,848	276,031	$5,186,783
Reinvestment of distributions	20,114	379,154	10,482	194,856
Shares reacquired	(88,002)	(1,682,186)	(175,343)	(3,344,088)
Increase (decrease)	(4,524)	$(92,184)	111,170	$2,037,551

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
		April 30, 2018		Year Ended
Value Opportunities Fund		(unaudited)	October 31, 2017

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	763,895	$14,429,411	1,202,384	$23,097,186
Reinvestment of distributions	283,687	5,401,401	320,069	6,001,300
Shares reacquired	(914,709)	(17,754,504)	(2,521,489)	(48,623,436)
Increase (decrease)	132,873	$2,076,308	(999,036)	$(19,524,950)

Class R4 Shares
Shares sold	202,411	$4,051,191	3,332,890	$65,797,842
Reinvestment of distributions	184,222	3,603,380	9,606	184,434
Shares reacquired	(467,188)	(9,351,975)	(424,376)	(8,450,221)
Increase (decrease)	(80,555)	$(1,697,404)	2,918,120	$57,532,055

Class R5 Shares
Shares sold	55,262	$1,147,555	526,601	$10,928,827
Reinvestment of distributions	14,881	302,820	127,567	2,538,584
Shares reacquired	(29,633)	(617,116)	(2,599,278)	(53,142,249)
Increase (decrease)	40,510	$833,259	(1,945,110)	$(39,674,838)

Class R6 Shares
Shares sold	730,253	$15,098,089	2,752,138	$56,356,795
Reinvestment of distributions	283,349	5,780,328	178,818	3,563,847
Shares reacquired	(1,166,582)	(24,268,449)	(994,028)	(20,462,619)
Increase (decrease)	(152,980)	$(3,390,032)	1,936,928	$39,458,023

Class T Shares(b)
Shares sold	–	$–	498.50	$10,000
Reinvestment of distributions	32	637	–	–
Increase	32	$637	498.50	$10,000

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Commenced on January 17, 2017.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2018, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.07%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.65%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.14%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	10.12%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	20.00%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.02%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888–522–2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.71%
Insulet Corp.	2.41%
Penumbra, Inc.	2.06%
Grand Canyon Education, Inc.	1.87%
2U, Inc.	1.83%
SodaStream International Ltd.	1.83%
Paycom Software, Inc.	1.74%
GrubHub, Inc.	1.68%
HubSpot, Inc.	1.64%
At Home Group, Inc.	1.61%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.99%
Energy	1.27%
Financials	10.60%
Health Care	22.09%
Industrials	15.15%
Information Technology	32.45%
Materials	0.87%
Repurchase Agreement	2.58%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
Buzzi Unicem SpA	1.58%
Anima Holding SpA	1.55%
B&M European Value Retail SA	1.53%
KH Neochem Co., Ltd.	1.37%
Arrow Global Group plc	1.35%
Melco International Development Ltd.	1.33%
Coca-Cola Amatil Ltd.	1.31%
DMG Mori Co., Ltd.	1.30%
Canacol Energy Ltd.	1.29%
TP ICAP plc	1.29%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.63%
Consumer Staples	4.97%
Energy	2.48%
Financials	15.79%
Health Care	6.72%
Industrials	18.99%
Information Technology	7.38%
Materials	10.76%
Real Estate	7.70%
Telecommunication Services	0.44%
Utilities	1.54%
Repurchase Agreement	3.60%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
NV5 Global, Inc.	3.39%
Everbridge, Inc.	2.77%
Malibu Boats, Inc. Class A	2.69%
MGP Ingredients, Inc.	2.58%
Immunomedics, Inc.	2.57%
SodaStream International Ltd.	2.47%
LGI Homes, Inc.	2.37%
Intersect ENT, Inc.	2.31%
iRhythm Technologies, Inc.	2.30%
Instructure, Inc.	2.22%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.18%
Consumer Staples	4.18%
Energy	2.34%
Financials	10.58%
Health Care	34.33%
Industrials	8.10%
Information Technology	26.17%
Repurchase Agreement	2.12%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
CenterState Bank Corp.	4.68%
Plantronics, Inc.	4.32%
Cott Corp.	4.02%
Federal Signal Corp.	3.63%
National Commerce Corp.	3.62%
Ameris Bancorp	3.35%
Vishay Precision Group, Inc.	3.23%
EZCORP, Inc. Class A	3.07%
Argo Group International Holdings Ltd.	3.06%
Blue Bird Corp.	2.99%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.73%
Consumer Staples	4.02%
Energy	1.70%
Financials	29.60%
Health Care	7.23%
Industrials	22.93%
Information Technology	12.76%
Materials	7.09%
Utilities	4.65%
Repurchase Agreement	3.29%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc.– Small Cap Value Fund

Ten Largest Holdings	% of Investments
FLIR Systems, Inc.	2.68%
CenterState Bank Corp.	2.46%
Western Alliance Bancorp	2.28%
Conduent, Inc.	2.27%
IDACORP, Inc.	2.24%
Cott Corp.	2.19%
Teledyne Technologies, Inc.	2.17%
First Industrial Realty Trust, Inc.	2.12%
Federal Signal Corp.	2.08%
First Merchants Corp.	2.06%

Holdings by Sector*	% of Investments
Banks	1.28%
Consumer Discretionary	8.98%
Consumer Staples	1.28%
Energy	2.57%
Financials	11.54%
Health Care	19.23%
Industrials	20.51%
Information Technology	17.95%
Materials	10.26%
Media	1.28%
Real Estate	2.56%
Utilities	1.28%
Repurchase Agreement	1.28%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
FLIR Systems, Inc.	2.73%
Conduent, Inc	2.29%
Western Alliance Bancorp	2.29%
Cullen/Frost Bankers, Inc.	1.84%
Booz Allen Hamilton Holding Corp.	1.75%
Amdocs Ltd.	1.72%
XPO Logistics, Inc.	1.72%
CMS Energy Corp.	1.64%
Encompass Health Corp.	1.64%
Live Nation Entertainment, Inc.	1.62%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.44%
Consumer Staples	2.25%
Energy	3.80%
Financials	16.37%
Health Care	13.60%
Industrials	13.04%
Information Technology	18.62%
Materials	10.52%
Real Estate	3.02%
Telecommunication Services	1.28%
Utilities	4.84%
Repurchase Agreement	2.22%
Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund with sufficient performance history, information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2017. As to Alpha Strategy Fund, the Board observed that the Fund’s investment

Approval of Advisory Contract (continued)

performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance group for the three-, five-, and ten-year periods, but below the median of the performance peer group for the one-year period. As to Global Equity Research Fund (formerly known as Lord Abbett Global Core Equity Fund), the Board observed that the Fund commenced operations on January 17, 2017 and therefore did not yet have investment performance for a full calendar year. The Board noted that, therefore, it would be prudent to allow the portfolio management team more time to develop its performance record with the Fund. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period, equal to the median of the performance peer group for the three-year period, and below the median of the performance peer group for the one-year period. As to International Dividend Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods. As to International Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board further considered that at the December 2017 board meeting it had approved changes to the investment policies and principal investment strategies of International Equity Fund, which were intended to improve Fund performance. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and equal to the median of the performance peer group for the ten-year period. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, but below the median of the performance peer group for the one-year period. With respect to each Fund, the Board took into account that it had discussed equity performance with Lord Abbett over the course of several meetings. They also considered recent changes to Lord Abbett’s equity department, and that Lord Abbett had developed and was implementing a plan intended to improve equity Fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by

Approval of Advisory Contract (continued)

shareholders, though for Funds structured as funds-of-funds, the Board observed that advisory fee rate comparisons to direct investment funds may not be apposite in each instance. As to Alpha Strategy Fund, the Board observed that the net total expense ratio was above the median of the expense peer group. As to each of Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Dividend Income Fund, International Equity Fund, International Opportunities Fund, and Value Opportunities Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Alpha Strategy Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Fundamental Equity Fund, International Opportunities Fund, and Value Opportunities Fund, the Board concluded that the breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Global Equity Research Fund, International Dividend Income Fund, and International Equity Fund, the Board concluded that the breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Growth Leaders Fund, the Board concluded that the breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the

Approval of Advisory Contract (concluded)

12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Research Fund

Lord Abbett Growth Leaders Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Value Opportunities Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

LST-3 (06/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth Fund

8	Micro Cap Value Fund

10	Statements of Assets and Liabilities

11	Statements of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Micro Cap Growth Fund and
Lord Abbett Micro Cap Value Fund
Semiannual Report

For the six-month period ended April 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.	Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 through April 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/17 – 4/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,116.20	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15
Class I
Actual	$1,000.00	$1,116.20	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.63% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	12.18%
Consumer Staples	4.18%
Energy	2.34%
Financials	10.58%
Health Care	34.33%
Industrials	8.10%
Information Technology	26.17%
Repurchase Agreement	2.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/17	4/30/18	11/1/17 - 4/30/18
Class A
Actual	$1,000.00	$1,030.80	$8.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15
Class I
Actual	$1,000.00	$1,030.50	$8.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.63% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	6.73%
Consumer Staples	4.02%
Energy	1.70%
Financials	29.60%
Health Care	7.23%
Industrials	22.93%
Information Technology	12.76%
Materials	7.09%
Utilities	4.65%
Repurchase Agreement	3.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.15%

Aerospace & Defense 1.41%
Aerovironment, Inc.*	38,958	$2,123

Air Freight & Logistics 2.28%
Air Transport Services Group, Inc.*	94,833	1,919
Echo Global Logistics, Inc.*	55,935	1,527
Total		3,446

Banks 7.83%
Bridge Bancorp, Inc.	30,224	995
Bryn Mawr Bank Corp.	27,502	1,227
Byline Bancorp, Inc.*	98,651	2,096
CenterState Bank Corp.	113,537	3,290
Heritage Commerce Corp.	74,036	1,221
Live Oak Bancshares, Inc.	56,607	1,599
Pacific Premier Bancorp, Inc.*	35,168	1,398
Total		11,826

Beverages 2.59%
MGP Ingredients, Inc.	40,821	3,910

Biotechnology 22.24%
Acceleron Pharma, Inc.*	26,435	923
Achaogen, Inc.*	104,496	1,495
Adamas Pharmaceuticals, Inc.*	31,735	958
Arcus Biosciences, Inc.*	68,621	1,044
Arena Pharmaceuticals, Inc.*	11,714	467
Ascendis Pharma A/S ADR*	46,208	2,912
Audentes Therapeutics, Inc.*	75,214	2,810
Blueprint Medicines Corp.*	17,587	1,349
Deciphera Pharmaceuticals, Inc.*	80,159	1,799
Denali Therapeutics, Inc.*	64,370	1,190
Dynavax Technologies Corp.*	83,508	1,415
Esperion Therapeutics, Inc.*	20,464	1,433
Foundation Medicine, Inc.*	21,375	1,632
Homology Medicines, Inc.*	45,812	916
Immunomedics, Inc.*	213,486	3,888
Investments	Shares	Fair Value (000)
Loxo Oncology, Inc.*	8,548	$1,076
Madrigal Pharmaceuticals, Inc.*	13,669	1,547
Myovant Sciences Ltd. (United Kingdom)*(a)	106,550	2,197
Proteostasis Therapeutics, Inc.*	146,746	742
Repligen Corp.*	19,986	739
Spark Therapeutics, Inc.*	13,727	1,048
Surface Oncology, Inc.*	58,359	837
Xencor, Inc.*	40,393	1,171
Total		33,588

Capital Markets 1.95%
Hamilton Lane, Inc. Class A	41,625	1,742
Piper Jaffray Cos.	17,295	1,211
Total		2,953

Communications Equipment 1.34%
Comtech Telecommunications Corp.	66,029	2,020

Construction & Engineering 3.39%
NV5 Global, Inc.*	87,133	5,128

Diversified Consumer Services 2.81%
Chegg, Inc.*	140,313	3,257
RISE Education Cayman Ltd. ADR*	60,444	987
Total		4,244

Electronic Equipment, Instruments & Components 0.46%
Vishay Precision Group, Inc.*	24,465	692

Energy Equipment & Services 1.76%
Solaris Oilfield Infrastructure, Inc. Class A*	141,261	2,656

Food & Staples Retailing 1.61%
Chefs’ Warehouse, Inc. (The)*	100,037	2,426

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 7.16%
AxoGen, Inc.*	82,586	$3,287
Glaukos Corp.*	34,572	1,164
iRhythm Technologies, Inc.*	59,818	3,479
Tactile Systems Technology, Inc.*	82,820	2,883
Total		10,813

Health Care Providers & Services 1.00%
PetIQ, Inc.*	67,819	1,516

Household Durables 4.86%
LGI Homes, Inc.*	51,911	3,592
SodaStream International Ltd. (Israel)*(a)	39,659	3,748
Total		7,340

Insurance 0.83%
Trupanion, Inc.*	47,614	1,251

Internet Software & Services 12.10%
Alteryx, Inc. Class A*	69,193	2,162
Appfolio, Inc. Class A*	27,445	1,316
Apptio, Inc. Class A*	71,024	2,096
Care.com, Inc.*	154,616	2,412
Five9, Inc.*	104,123	3,058
Instructure, Inc.*	83,018	3,367
Mimecast Ltd.*	58,786	2,237
SendGrid, Inc.*	56,553	1,632
Total		18,280

Leisure Products 2.70%
Malibu Boats, Inc. Class A*	120,858	4,073

Machinery 1.04%
Spartan Motors, Inc.	88,145	1,573

Oil, Gas & Consumable Fuels 0.58%
GasLog Ltd. (Monaco)(a)	52,230	880

Pharmaceuticals 4.02%
Intersect ENT, Inc.*	87,694	3,503
MyoKardia, Inc.*	51,966	2,567
Total		6,070
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.89%
Aquantia Corp.*	117,232	$1,385
CEVA, Inc.*	25,893	844
Ichor Holdings Ltd.*	28,106	621
Total		2,850

Software 10.45%
8x8, Inc.*	99,493	2,015
Appian Corp.*	91,400	2,478
Everbridge, Inc.*	112,273	4,193
Materialise NV ADR*	47,463	569
Talend SA ADR*	62,895	3,069
Varonis Systems, Inc.*	39,589	2,587
Zuora, Inc. Class A*	45,585	878
Total		15,789

Specialty Retail 1.85%
At Home Group, Inc.*	79,441	2,796
Total Common Stocks (cost $103,152,346)		148,243

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $3,325,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $3,280,980; proceeds: $3,212,749 (cost $3,212,683)	$3,213	3,213

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2018

Fair Value (000)
Total Investments in Securities 100.28% (cost $106,365,029)	$151,456
Liabilities in Excess of Other Assets (0.28)%	(421)
Net Assets 100.00%	$151,035

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$148,243	$–	$–	$148,243
Repurchase Agreement	–	3,213	–	3,213
Total	$148,243	$3,213	$–	$151,456

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.82%

Auto Components 0.12%
Modine Manufacturing Co.*	10,034	$173

Banks 20.31%
Ameris Bancorp	92,674	4,791
CenterState Bank Corp.	231,075	6,697
FB Financial Corp.	103,937	4,140
First Merchants Corp.	92,521	3,986
National Commerce Corp.*	119,641	5,180
Seacoast Banking Corp. of Florida*	132,634	3,665
Total		28,459

Beverages 4.11%
Cott Corp. (Canada)(a)	402,730	5,759

Building Products 5.53%
Advanced Drainage Systems, Inc.	47,705	1,202
American Woodmark Corp.*	43,656	3,589
Gibraltar Industries, Inc.*	84,019	2,953
Total		7,744

Capital Markets 1.86%
Donnelley Financial Solutions, Inc.*	141,766	2,609

Chemicals 2.37%
Chase Corp.	29,705	3,327

Commercial Services & Supplies 1.76%
SP Plus Corp.*	70,084	2,464

Communications Equipment 4.42%
Plantronics, Inc.	94,970	6,187

Construction & Engineering 1.78%
Primoris Services Corp.	97,676	2,500

Consumer Finance 3.14%
EZCORP, Inc. Class A*	321,192	4,400
Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 5.72%
Orbotech Ltd. (Israel)*(a)	58,076	$3,393
Vishay Precision Group, Inc.*	163,467	4,626
Total		8,019

Gas Utilities 2.14%
Chesapeake Utilities Corp.	39,400	2,994

Health Care Equipment & Supplies 0.79%
CONMED Corp.	16,946	1,102

Health Care Providers & Services 2.72%
Providence Service Corp. (The)*	50,282	3,815

Hotels, Restaurants & Leisure 1.61%
Denny’s Corp.*	128,600	2,252

Insurance 4.93%
Argo Group International Holdings Ltd.	74,855	4,375
Goosehead Insurance, Inc. Class A*	171,128	2,533
Total		6,908

Internet Software & Services 1.53%
Telaria, Inc.*	511,027	2,146

Life Sciences Tools & Services 3.88%
Cambrex Corp.*	69,729	3,692
Codexis, Inc.*	154,678	1,740
Total		5,432

Machinery 10.18%
Blue Bird Corp.*	180,317	4,283
Columbus McKinnon Corp.	57,222	2,053
Federal Signal Corp.	239,941	5,197
Milacron Holdings Corp.*	151,876	2,738
Total		14,271

Media 2.48%
IMAX Corp. (Canada)*(a)	149,557	3,470

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Metals & Mining 2.42%
TimkenSteel Corp.*	201,981	$3,391

Oil, Gas & Consumable Fuels 1.74%
Carrizo Oil & Gas, Inc.*	38,230	767
Centennial Resource Development, Inc. Class A*	90,481	1,674
Total		2,441

Paper & Forest Products 2.45%
Neenah, Inc.	44,087	3,439

Professional Services 1.20%
ICF International, Inc.	24,946	1,674

Semiconductors & Semiconductor Equipment 1.37%
Brooks Automation, Inc.	77,142	1,919

Textiles, Apparel & Luxury Goods 2.67%
Oxford Industries, Inc.	48,575	3,742

Trading Companies & Distributors 2.98%
Lawson Products, Inc.*	180,276	4,173

Water Utilities 2.61%
Connecticut Water Service, Inc.	53,800	3,658
Total Common Stocks (cost $105,674,298)		138,468

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.36%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $4,865,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $4,800,592; proceeds: $4,706,106 (cost $4,706,010)	$4,706	$4,706
Total Investments in Securities 102.18% (cost $110,380,308)		143,174
Liabilities in Excess of Other Assets (2.18)%		(3,048)
Net Assets 100.00%		$140,126

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$138,468	$–	$–	$138,468
Repurchase Agreement	–	4,706	–	4,706
Total	$138,468	$4,706	$–	$143,174

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities (unaudited)

April 30, 2018

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$106,365,029	$110,380,308
Investments in securities, at fair value	$151,455,723	$143,174,480
Receivables:
Investment securities sold	531,618	18,284
Interest and dividends	11,068	22,849
Capital shares sold	1,841	211
Prepaid expenses	6,196	14,120
Total assets	152,006,446	143,229,944
LIABILITIES:
Payables:
Investment securities purchased	421,890	2,577,945
Capital shares reacquired	283,302	283,301
Management fee	188,339	173,970
Trustees’ fees	18,258	19,596
Fund administration	5,022	4,639
Accrued expenses	54,391	44,690
Total liabilities	971,202	3,104,141
NET ASSETS	$151,035,244	$140,125,803
COMPOSITION OF NET ASSETS:
Paid-in capital	$100,578,518	$98,928,312
Accumulated net investment loss	(2,657,728)	(1,810,028)
Accumulated net realized gain on investments	8,023,760	10,213,347
Net unrealized appreciation on investments	45,090,694	32,794,172
Net Assets	$151,035,244	$140,125,803
Net assets by class:
Class A Shares	$10,938,112	$6,695,095
Class I Shares	$140,097,132	$133,430,708
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	631,591	224,100
Class I Shares	7,358,652	4,231,561
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.32	$29.88
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.38	$31.70
Class I Shares-Net asset value	$19.04	$31.53

10	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2018

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $7,249, respectively)	$168,788	$424,368
Interest	6,248	7,068
Total investment income	175,036	431,436
Expenses:
Management fee	1,126,067	1,056,097
Fund administration	30,028	28,163
Professional	22,984	22,887
Registration	18,320	18,320
Shareholder servicing	10,670	7,219
Reports to shareholders	4,604	4,556
Custody	6,404	2,702
Trustees’ fees	1,633	1,550
Other	6,948	6,469
Gross expenses	1,227,658	1,147,963
Expense reductions (See Note 8)	(291)	(222)
Net expenses	1,227,367	1,147,741
Net investment loss	(1,052,331)	(716,305)
Net realized and unrealized gain (loss):
Net realized gain on investments	8,856,584	10,390,690
Net change in unrealized appreciation/depreciation on investments	8,892,580	(5,414,910)
Net realized and unrealized gain	17,749,164	4,975,780
Net Increase in Net Assets Resulting From Operations	$16,696,833	$4,259,475

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment loss	$(1,052,331)	$(1,990,537)
Net realized gain on investments	8,856,584	34,042,439
Net change in unrealized appreciation/depreciation on investments	8,892,580	16,745,417
Net increase in net assets resulting from operations	16,696,833	48,797,319
Distributions to shareholders from:
Net realized gain
Class A	(1,459,298)	—
Class I	(18,958,027)	—
Total distributions to shareholders	(20,417,325)	—
Capital share transactions (See Note 13):
Net proceeds from sales of shares	3,673,042	3,753,376
Reinvestment of distributions	18,669,859	—
Cost of shares reacquired	(16,548,498)	(44,117,410)
Net increase (decrease) in net assets resulting from capital share transactions	5,794,403	(40,364,034)
Net increase in net assets	2,073,911	8,433,285
NET ASSETS:
Beginning of period	$148,961,333	$140,528,048
End of period	$151,035,244	$148,961,333
Accumulated net investment loss	$(2,657,728)	$(1,605,396)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment loss	$(716,305)	$(1,149,909)
Net realized gain on investments	10,390,690	24,577,437
Net change in unrealized appreciation/depreciation on investments	(5,414,910)	7,536,867
Net increase in net assets resulting from operations	4,259,475	30,964,395
Distributions to shareholders from:
Net realized gain
Class A	(1,156,350)	(1,086,361)
Class I	(22,434,844)	(22,696,813)
Total distributions to shareholders	(23,591,194)	(23,783,174)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	2,850,664	3,325,605
Reinvestment of distributions	22,255,914	22,147,858
Cost of shares reacquired	(8,199,477)	(31,457,029)
Net increase (decrease) in net assets resulting from capital share transactions	16,907,101	(5,983,566)
Net increase (decrease) in net assets	(2,424,618)	1,197,655
NET ASSETS:
Beginning of period	$142,550,421	$141,352,766
End of period	$140,125,803	$142,550,421
Accumulated net investment loss	$(1,810,028)	$(1,093,723)

See Notes to Financial Statements.	13

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2018(c)	$18.26	$(0.12)	$1.88	$1.76	$(2.70)	$17.32
10/31/2017	13.09	(0.21)	5.38	5.17	–	18.26
10/31/2016	16.33	(0.19)	0.15	(0.04)	(3.20)	13.09
10/31/2015	18.56	(0.30)	0.42	0.12	(2.35)	16.33
10/31/2014	22.57	(0.28)	2.27	1.99	(6.00)	18.56
10/31/2013	14.03	(0.29)	8.94	8.65	(0.11)	22.57
Class I
4/30/2018(c)	19.80	(0.13)	2.07	1.94	(2.70)	19.04
10/31/2017	14.20	(0.23)	5.83	5.60	–	19.80
10/31/2016	17.45	(0.21)	0.16	(0.05)	(3.20)	14.20
10/31/2015	19.67	(0.32)	0.45	0.13	(2.35)	17.45
10/31/2014	23.57	(0.29)	2.39	2.10	(6.00)	19.67
10/31/2013	14.64	(0.29)	9.33	9.04	(0.11)	23.57

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

11.62	(d)	1.63	(e)	(1.40	)(e)	$ 10,938	30	(d)
39.39		1.67		(1.36)		9,893	105
(1.30)		1.81		(1.52)		7,416	161
0.65		1.80		(1.64)		13,280	203
10.57		1.78		(1.50)		12,881	208
62.14		1.85		(1.64)		11,220	198

11.62	(d)	1.63	(e)	(1.40	)(e)	140,097	30	(d)
39.44		1.67		(1.36)		139,068	105
(1.39)		1.81		(1.52)		133,112	161
0.71		1.80		(1.63)		136,136	203
10.58		1.78		(1.50)		156,657	208
62.22		1.81		(1.60)		140,967	198

See Notes to Financial Statements.	15

Financial Highlights

MICRO CAP VALUE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(c)	$34.92	$(0.15)	$1.16	$1.01	$ –	$(6.05)	$(6.05)
10/31/2017	33.65	(0.27)	7.56	7.29	–	(6.02)	(6.02)
10/31/2016	31.34	(0.22)	3.27	3.05	–	(0.74)	(0.74)
10/31/2015	34.19	(0.26)	1.00	0.74	–	(3.59)	(3.59)
10/31/2014	34.74	(0.23)	3.84	3.61	–	(4.16)	(4.16)
10/31/2013	26.52	(0.10)	8.32	8.22	–	–	–
Class I
4/30/2018(c)	36.53	(0.16)	1.21	1.05	–	(6.05)	(6.05)
10/31/2017	34.95	(0.28)	7.88	7.60	–	(6.02)	(6.02)
10/31/2016	32.52	(0.23)	3.40	3.17	–	(0.74)	(0.74)
10/31/2015	35.34	(0.27)	1.04	0.77	–	(3.59)	(3.59)
10/31/2014	35.77	(0.26)	3.99	3.73	–	(4.16)	(4.16)
10/31/2013	27.32	(0.09)	8.56	8.47	(0.02)	–	(0.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$29.88	3.08	(d)	1.63	(e)	(1.02	)(e)	$ 6,695	30	(d)
34.92	23.38		1.66		(0.81)		6,698	48
33.65	10.00		1.80		(0.71)		6,083	52
31.34	2.79		1.79		(0.86)		17,198	70
34.19	11.16		1.76		(0.68)		20,028	60
34.74	31.00		1.82		(0.34)		32,010	74

31.53	3.05	(d)	1.63	(e)	(1.02	)(e)	133,431	30	(d)
36.53	23.40		1.66		(0.80)		135,852	48
34.95	9.97		1.80		(0.72)		135,269	52
32.52	2.81		1.79		(0.86)		153,050	70
35.34	11.18		1.77		(0.74)		146,813	60
35.77	31.02		1.78		(0.29)		128,093	74

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of ten funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

18

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2014 through October 31, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual Fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

19

Notes to Financial Statements (unaudited)(continued)

assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was each Fund’s annualized effective management fee rate for the six months ended April 30, 2018.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the six months ended April 30, 2018, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

20

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of April 30, 2018, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 72.20% and 78.03%, respectively.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2018 and fiscal year ended October 31, 2017 were as follows:

	Micro Cap Growth Fund			Micro Cap Value Fund
	Six Months Ended 4/30/2018 (unaudited	)	Year Ended 10/31/2017	Six Months Ended 4/30/2018 (unaudited	)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$1,219,295		$–	$2,488,458		$1,862,576
Net long-term capital gains	19,198,030		–	21,102,736		21,920,598
Total distributions paid	$20,417,325		$–	$23,591,194		$23,783,174

As of April 30, 2018, the aggregate unrealized security gains and losses based on investments and other financial instruments for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$107,197,275	$110,557,383
Gross unrealized gain	46,453,334	35,090,386
Gross unrealized loss	(2,194,886)	(2,473,289)
Net unrealized security gain	$44,258,448	$32,617,097

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

21

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$44,804,206	$59,324,064
Micro Cap Value Fund	41,538,129	49,157,208

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2018.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

	Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,212,683	$–	$3,212,683
Total	$3,212,683	$–	$3,212,683

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,212,683	$–	$–	$(3,212,683)	$–
Total	$3,212,683	$–	$–	$(3,212,683)	$–

22

Notes to Financial Statements (unaudited)(continued)

	Micro Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,706,010	$–	$4,706,010
Total	$4,706,010	$–	$4,706,010

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,706,010	$–	$–	$(4,706,010)	$–
Total	$4,706,010	$–	$–	$(4,706,010)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2018.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended April 30, 2018, the Funds did not utilize the Facility.

23

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2018 the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. Micro cap companies also may fall out of favor relative to larger companies in certain market cycles. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Moreover, different investment styles, such as growth or value investing, may shift in and out of favor over time, depending on market and economic conditions, as well as investor sentiment.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund		Six Months Ended April 30, 2018 (unaudited )		Year Ended October 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,092	$166,394	7,098	$104,579
Reinvestment of distributions	95,504	1,459,299	–	–
Shares reacquired	(15,693)	(266,107)	(31,782)	(486,592)
Increase (decrease)	89,903	$1,359,586	(24,684)	$(382,013)
Class I Shares
Shares sold	192,833	$3,506,648	221,174	$3,648,797
Reinvestment of distributions	1,024,438	17,210,560	–	–
Shares reacquired	(881,046)	(16,282,391)	(2,573,410)	(43,630,818)
Increase (decrease)	336,225	$4,434,817	(2,352,236)	$(39,982,021)

24

Notes to Financial Statements (unaudited)(concluded)

Micro Cap Value Fund		Six Months Ended April 30, 2018 (unaudited )		Year Ended October 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,187	$95,363	4,007	$134,354
Reinvestment of distributions	39,126	1,156,174	34,072	1,086,208
Shares reacquired	(10,023)	(302,898)	(27,071)	(893,238)
Increase	32,290	$948,639	11,008	$327,324
Class I Shares
Shares sold	88,122	$2,755,301	94,182	$3,191,251
Reinvestment of distributions	676,491	21,099,740	631,534	21,061,650
Shares reacquired	(252,158)	(7,896,579)	(877,082)	(30,563,791)
Increase (decrease)	512,455	$15,958,462	(151,366)	$(6,310,890)

25

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended August 31, 2017. The Board observed that each Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board

26

Approval of Advisory Contract (continued)

considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each Fund, the Board took into account Lord Abbett’s representation that the Funds’ micro-cap investment strategies did not lend themselves to significant economies of scale, and that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

27

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor, if any, for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

29

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3 (06/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018